UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09036

UBS Relationship Funds

(Exact name of registrant as specified in charter)

One North Wacker Drive, Chicago, IL 60606-2807

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management (Americas) Inc.
One North Wacker Drive
Chicago, IL 60606-2807
(Name and address of agent for service)

Copy to:
Bruce Leto, Esq.
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103-7098

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: December 31

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

UBS Global Securities Relationship Fund

Industry diversification (unaudited)(1)
As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	0.86%
Air freight & logistics	0.46
Airlines	0.65
Auto components	0.11
Automobiles	0.52
Beverages	0.66
Biotechnology	0.36
Building products	0.20
Capital markets	1.18
Chemicals	1.18
Commercial banks	2.70
Commercial services & supplies	0.02
Communications equipment	1.19
Computers & peripherals	1.90
Construction & engineering	0.02
Construction materials	0.43
Consumer finance	0.25
Containers & packaging	0.06
Diversified consumer services	0.22
Diversified financial services	1.60
Diversified telecommunication services	0.86
Electric utilities	1.55
Electrical equipment	0.12
Electronic equipment, instruments & components	0.02
Energy equipment & services	0.74
Food & staples retailing	1.14
Food products	0.63
Health care equipment & supplies	0.93
Health care providers & services	0.88
Hotels, restaurants & leisure	1.20
Household durables	0.37
Household products	0.49
Industrial conglomerates	0.23
Insurance	1.45
Internet & catalog retail	0.74
Internet software & services	0.75
IT services	0.75
Leisure equipment & products	0.11
Life sciences tools & services	0.12
Machinery	1.93
Marine	0.28
Media	1.61
Metals & mining	1.27
Multiline retail	0.01
Office electronics	0.43
Oil, gas & consumable fuels	3.93
Paper & forest products	0.07
Personal products	0.43
Pharmaceuticals	2.19
Professional services	0.28
Real estate management & development	0.29
Road & rail	0.39
Semiconductors & semiconductor equipment	0.77
Software	1.56
Specialty retail	0.54
Textiles, apparel & luxury goods	0.12
Tobacco	0.16
Trading companies & distributors	0.57
Wireless telecommunication services	1.11

Total common stocks	45.59%

Preferred stock	0.21%
Bonds
Corporate bonds
Commercial banks	0.18
Diversified financial services	0.09
Wireless telecommunication services	0.02

Total corporate bonds	0.29%
Asset-backed security	0.06
Mortgage & agency debt securities	0.01
Stripped mortgage-backed securities	0.01
US government obligations	8.83
Non US-government obligations	2.00

Total bonds	11.20%
Investment companies
iShares MSCI EAFE Index Fund	0.08
UBS Credit Bond Relationship Fund	5.18
UBS Emerging Markets Equity Relationship Fund	4.45
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	14.18
UBS Global Corporate Bond Relationship Fund	4.93
UBS High Yield Relationship Fund	4.26
UBS Small-Cap Equity Relationship Fund	1.70

Total investment companies	34.78%
Participation notes	0.17
Short-term investment	5.31
Investment of cash collateral from securities loaned	0.70

Total investments	97.96%
Cash and other assets, less liabilities	2.04

Net assets	100.00%

(1)	Figures represent the industry breakdown of direct investments of the UBS Global Securities Relationship Fund. Figures would be different if a breakdown of the underlying investment companies’ industry diversification was included.

UBS Global Securities Relationship Fund — Portfolio of investments
September 30, 2010 (unaudited)

Security description	Shares	Value

Common stocks — 45.59%
Australia — 0.68%
National Australia Bank Ltd.	113,271	$2,774,276
Orica Ltd.	116,610	2,897,759
Qantas Airways Ltd.*	1,505,294	4,059,288
QBE Insurance Group Ltd.	89,393	1,491,312

Total Australia common stocks		11,222,635

Belgium — 0.21%
Anheuser-Busch InBev NV	59,729	3,513,513

Brazil — 0.71%
Banco Bradesco SA ADR(1)	50,776	1,034,815
BM&F BOVESPA SA	92,000	769,385
BRF-Brasil Foods SA	32,000	486,998
Cia de Bebidas das Americas ADR	9,400	1,163,532
Cosan Ltd., Class A	58,000	672,220
Diagnosticos da America SA	52,000	626,950
Fibria Celulose SA ADR*(1)	63,600	1,099,644
Itau Unibanco Holding SA ADR	65,760	1,590,077
Localiza Rent a Car SA	37,000	622,134
Marisa Lojas SA	8,000	114,373
MMX Mineracao e Metalicos SA*	97,110	736,360
Tam SA ADR	54,400	1,255,008
Vale SA ADR	46,400	1,450,928

Total Brazil common stocks		11,622,424

Canada — 1.30%
Cenovus Energy, Inc.	77,300	2,223,060
EnCana Corp.	60,700	1,834,156
Petrobank Energy & Resources Ltd.*	75,600	3,074,258
Suncor Energy, Inc.	105,000	3,418,700
Teck Resources Ltd., Class B	89,300	3,673,026
Toronto-Dominion Bank(1)	56,600	4,095,510
TransCanada Corp.(1)	82,700	3,067,994

Total Canada common stocks		21,386,704

China — 1.82%
Agile Property Holdings Ltd.	452,000	512,653
Angang Steel Co., Ltd., H Shares	652,000	1,047,052
Baidu, Inc. ADR*	35,700	3,663,534
BBMG Corp., H Shares	812,500	1,141,438
China Coal Energy Co., H Shares	450,000	744,698
China Liansu Group Holdings Ltd.*	1,695,300	878,365
China Oilfield Services Ltd., H Shares	612,000	957,575
China Telecom Corp. Ltd., H Shares	646,000	354,687
Chongqing Machinery & Electric Co., Ltd., H Shares	2,770,000	853,258
CNOOC Ltd.	734,000	1,422,809
Comba Telecom Systems Holdings Ltd.(1)	226,566	253,464
Country Garden Holdings Co.	894,000	291,515
CSR Corp. Ltd., H Shares	796,000	753,029
Focus Media Holding Ltd. ADR*	48,900	1,188,270
Guangzhou Automobile Group Co., Ltd., H Shares	508,000	874,728
Industrial & Commercial Bank of China, H Shares	465,000	346,404
Jardine Matheson Holdings Ltd.	65,200	2,943,128
Melco Crown Entertainment Ltd. ADR*(1)	227,000	1,155,430
New World Development Ltd.	1,526,000	3,076,054
Pacific Basin Shipping Ltd.	2,297,000	1,657,875
RINO International Corp.*(1)	27,400	382,230
Shougang Concord International Enterprises Co., Ltd.*	2,016,000	368,962
Sinotrans Shipping Ltd.(1)	1,480,500	625,871
Tencent Holdings Ltd.	70,500	1,541,053
Xingda International Holdings Ltd.	1,751,000	1,568,461
Yanzhou Coal Mining Co., Ltd., H Shares	292,000	716,560
Zhongsheng Group Holdings Ltd.*	237,500	573,023

Total China common stocks		29,892,126

Finland — 0.18%
Sampo Oyj, Class A	111,596	3,013,760

France — 0.73%
BNP Paribas	57,665	4,101,178
Carrefour SA	71,084	3,819,521
Total SA	78,215	4,031,019

Total France common stocks		11,951,718

Germany — 1.38%
Bayer AG	50,292	3,506,873
E.ON AG	131,843	3,887,668
Fresenius Medical Care AG & Co. KGaA	45,016	2,780,280
HeidelbergCement AG	59,502	2,867,454
MAN SE	21,410	2,333,807
Metro AG	75,475	4,913,059
SAP AG	47,826	2,365,738

Total Germany common stocks		22,654,879

India — 0.32%
HDFC Bank Ltd. ADR	5,100	940,287
ICICI Bank Ltd. ADR	22,600	1,126,610
Infosys Technology Ltd. ADR	16,700	1,124,077
Reliance Industries Ltd. GDR(2)	13,312	593,715
Sterlite Industries India Ltd. ADR	23,900	358,022
Tata Motors Ltd. ADR	42,700	1,089,277

Total India common stocks		5,231,988

Indonesia — 0.24%
Astra International Tbk PT	350,000	2,223,529
Indofood CBP Sukses Makmur TBK PT*(3)	444,000	268,390
Indofood Sukses Makmur Tbk PT	954,000	582,555
Kalbe Farma Tbk	1,858,500	531,000
Telekomunikasi Indonesia Tbk PT	344,500	355,115

Total Indonesia common stocks		3,960,589

Ireland — 0.94%
Covidien PLC	199,900	8,033,981
CRH PLC	82,326	1,351,260
James Hardie Industries SE CDI*	299,584	1,621,552
Ryanair Holdings PLC ADR	73,600	2,267,616
Seagate Technology PLC*	190,000	2,238,200

Total Ireland common stocks		15,512,609

Japan — 2.75%
Asahi Glass Co., Ltd.	249,000	2,538,321
Canon, Inc.	79,600	3,713,967
ITOCHU Corp.	306,400	2,804,140
Kao Corp.	100,300	2,443,821
KDDI Corp.	478	2,287,506
Mitsubishi Corp.	200,700	4,762,658
Mitsui OSK Lines Ltd.	362,000	2,276,593
Nissan Motor Co., Ltd.	471,700	4,119,182
Nomura Holdings, Inc.	271,700	1,314,887
ORIX Corp.	42,170	3,222,863
Ricoh Co., Ltd.	238,000	3,355,606
Sankyo Co., Ltd.	35,600	1,884,907
Shin-Etsu Chemical Co., Ltd.	54,800	2,668,447
Sony Financial Holdings, Inc.	439	1,430,379
Sumitomo Mitsui Financial Group, Inc.	124,700	3,632,851
THK Co., Ltd.	144,600	2,709,085

Total Japan common stocks		45,165,213

Kazakhstan — 0.04%
Eurasian Natural Resources Corp.	50,323	726,096

Luxembourg — 0.18%
ArcelorMittal	89,576	2,950,286

Malaysia — 0.22%
Axiata Group Bhd*	696,200	987,805
Bumiputra-Commerce Holdings Bhd	403,900	1,068,955
Gamuda Bhd	296,900	373,169
Malayan Banking Bhd	400,800	1,142,546

Total Malaysia common stocks		3,572,475

Netherlands — 0.49%
ASML Holding NV	90,026	2,688,969
ING Groep NV CVA*	360,948	3,744,595
New World Resources NV, Class A	75,973	873,613
Wolters Kluwer NV	38,929	817,277

Total Netherlands common stocks		8,124,454

Norway — 0.40%
Petroleum Geo-Services ASA*	164,800	1,878,857
Telenor ASA	300,500	4,705,891

Total Norway common stocks		6,584,748

Peru — 0.03%
Creditcorp Ltd.	4,300	489,770

Philippines — 0.23%
Alliance Global Group, Inc.	5,569,000	1,142,099
Megaworld Corp.	16,156,000	817,280
Metropolitan Bank & Trust	727,700	1,159,909
Universal Robina Corp.	652,100	616,660

Total Philippines common stocks		3,735,948

Russia — 0.16%
Globaltrans Investment PLC GDR(4)	64,769	977,364
Mechel OAO ADR	42,400	1,055,760
Mobile Telesystems OJSC ADR	30,250	642,208

Total Russia common stocks		2,675,332

Singapore — 0.33%
DBS Group Holdings Ltd.	235,482	2,521,172
Olam International Ltd.(1)	1,200,000	2,974,679

Total Singapore common stocks		5,495,851

South Africa — 0.26%
Adcock Ingram Holdings Ltd.	49,596	451,827
African Bank Investments Ltd.	175,317	901,706
Impala Platinum Holdings Ltd.	11,730	302,916
Imperial Holdings Ltd.	54,345	884,536
JD Group Ltd.	82,259	563,401
Shoprite Holdings Ltd.	82,215	1,167,128

Total South Africa common stocks		4,271,514

South Korea — 0.46%
Doosan Infracore Co. Ltd.*	39,130	821,893
Glovis Co., Ltd.	6,700	896,076
Hyundai Heavy Industries Co., Ltd.	3,826	1,098,895
Hyundai Motor Co.	10,913	1,464,318
KB Financial Group, Inc.	8,570	368,279
KIWOOM Securities Co., Ltd.	17,020	750,806
NHN Corp.*	2,009	345,331
Samsung Electronics Co., Ltd.	1,574	1,072,570
Shinsegae Co., Ltd.	1,397	736,327

Total South Korea common stocks		7,554,495

Spain — 0.16%
Acciona SA	32,074	2,709,193

Switzerland — 0.66%
Credit Suisse Group AG	72,312	3,090,728
Roche Holding AG	33,013	4,508,568
SGS SA	2,052	3,316,111

Total Switzerland common stocks		10,915,407

Taiwan — 0.15%
HON HAI Precision Industry Co., Ltd	85,960	323,298
Powertech Technology, Inc.	213,000	685,194
Uni-President Enterprises Corp.	828,600	1,075,484
Yuanta Financial Holding Co., Ltd.	574,000	349,087

Total Taiwan common stocks		2,433,063

Thailand — 0.18%
Bangkok Bank PCL	156,000	823,265
Home Product Center PCL	1,557,689	564,566
Thanachart Capital PCL	597,500	812,088
Tisco Financial Group PCL	596,300	761,339

Total Thailand common stocks		2,961,258

Turkey — 0.06%
Turkiye Garanti Bankasi AS	157,812	916,402

United Kingdom — 3.50%
Barclays PLC	793,055	3,732,447
BP PLC	920,132	6,183,572
British Sky Broadcasting Group PLC	195,868	2,170,746
Carnival PLC	73,857	2,902,869
Cobham PLC	448,857	1,628,803
GlaxoSmithKline PLC	221,550	4,366,073
Imperial Tobacco Group PLC	89,944	2,680,329
Lloyds Banking Group PLC*	3,129,935	3,644,343
Man Group PLC	664,452	2,286,939
Prudential PLC	385,680	3,856,329
Rio Tinto PLC	92,287	5,394,469
Sage Group PLC	757,582	3,288,206
Scottish & Southern Energy PLC	161,388	2,834,403

Tullow Oil PLC	130,374	2,609,210
Vodafone Group PLC	3,281,671	8,098,783
Wolseley PLC*	72,076	1,810,455

Total United Kingdom common stocks		57,487,976

United States — 26.82%
Adobe Systems, Inc.*	192,300	5,028,645
Aflac, Inc.	117,500	6,075,925
Allergan, Inc.	136,700	9,094,651
Amazon.com, Inc.*	52,200	8,198,532
American Electric Power Co., Inc.	164,150	5,947,154
American Tower Corp., Class A*	31,000	1,589,060
Amgen, Inc.*	48,900	2,694,879
Amylin Pharmaceuticals, Inc.*	39,300	819,405
Anadarko Petroleum Corp.	63,500	3,622,675
Apache Corp.	16,000	1,564,160
Apollo Group, Inc., Class A*	70,500	3,620,175
Apple, Inc.*	62,600	17,762,750
Applied Materials, Inc.	151,400	1,768,352
AT&T, Inc.	302,900	8,662,940
Autodesk, Inc.*	95,700	3,059,529
Avon Products, Inc.	142,400	4,572,464
Baker Hughes, Inc.	97,100	4,136,460
Ball Corp.	17,500	1,029,875
Bank of America Corp.	470,000	6,161,700
Bank of New York Mellon Corp.	170,500	4,455,165
Baxter International, Inc.	63,200	3,015,272
BlackRock, Inc.	9,500	1,617,375
BorgWarner, Inc.*	34,800	1,831,176
Boston Scientific Corp.*	357,600	2,192,088
Broadcom Corp., Class A	56,900	2,013,691
C.H. Robinson Worldwide, Inc.	24,400	1,706,048
Carnival Corp.	158,100	6,041,001
Cisco Systems, Inc.*	393,300	8,613,270
CME Group, Inc.	7,600	1,979,420
Colgate-Palmolive Co.	13,200	1,014,552
Comcast Corp., Class A	425,900	7,700,272
Concho Resources, Inc.*	31,000	2,051,270
Crown Castle International Corp.*	103,200	4,556,280
Danaher Corp.	47,500	1,928,975
Discovery Communications, Inc., Class A*	60,300	2,626,065
Dover Corp.	70,700	3,691,247
Dow Chemical Co.	150,100	4,121,746
EMC Corp.*	221,700	4,502,727
Exelon Corp.	136,500	5,812,170
Express Scripts, Inc.*	39,100	1,904,170
Exxon Mobil Corp.	180,600	11,159,274
FedEx Corp.	59,700	5,104,350
FirstEnergy Corp.	113,300	4,366,582
Fortune Brands, Inc.	122,500	6,030,675
GameStop Corp., Class A*	139,400	2,747,574
General Dynamics Corp.	94,600	5,941,826
General Mills, Inc.	72,900	2,663,766
Genzyme Corp.*	35,100	2,484,729
Goldman Sachs Group, Inc.	37,800	5,465,124
Google, Inc., Class A*	13,000	6,835,270
Hess Corp.	57,500	3,399,400
Hewlett-Packard Co.	113,300	4,766,531
Illinois Tool Works, Inc.	186,900	8,788,038
IntercontinentalExchange, Inc.*	22,800	2,387,616
International Game Technology	137,800	1,991,210
Interpublic Group of Cos., Inc.*	392,400	3,935,772
Intersil Corp., Class A	65,900	770,371
Intuit, Inc.*	1,000	43,810
Johnson & Johnson	130,000	8,054,800
JPMorgan Chase & Co.	245,100	9,330,957
Juniper Networks, Inc.*	73,500	2,230,725
Kellogg Co.	74,300	3,752,893
Kroger Co.	193,400	4,189,044
Las Vegas Sands Corp.*	52,400	1,826,140
Life Technologies Corp*	40,800	1,904,952
Lowe’s Cos., Inc.	201,000	4,480,290
Marathon Oil Corp.	71,800	2,376,580
Marvell Technology Group Ltd.*	127,400	2,230,774
MasterCard, Inc., Class A	18,400	4,121,600
McDonald’s Corp.	77,000	5,737,270
Medco Health Solutions, Inc.*	53,000	2,759,180
Medtronic, Inc.	62,800	2,108,824
Merck & Co., Inc.	151,000	5,558,310
MetLife, Inc.	119,400	4,590,930
Microsoft Corp.	134,100	3,284,109
Monsanto Co.	26,600	1,274,938
Mosaic Co.	42,900	2,520,804

National Semiconductor Corp.		104,400	1,333,188
NetApp, Inc.*		44,600	2,220,634
NIKE, Inc., Class B		25,200	2,019,528
Noble Corp.		114,600	3,872,334
Occidental Petroleum Corp.		26,800	2,098,440
Oracle Corp.		116,900	3,138,765
PACCAR, Inc.		96,700	4,656,105
Pall Corp.		56,300	2,344,332
Parker Hannifin Corp.		22,300	1,562,338
Peabody Energy Corp.		62,600	3,068,026
PepsiCo, Inc.		93,400	6,205,496
Praxair, Inc.		33,500	3,023,710
Priceline.com, Inc.*		11,500	4,005,910
Principal Financial Group, Inc.		131,500	3,408,480
Procter & Gamble Co.		117,400	7,040,478
QUALCOMM, Inc.		185,700	8,378,784
Raytheon Co.		61,100	2,792,881
Red Hat, Inc.*		55,300	2,267,300
Roper Industries, Inc.		29,800	1,942,364
Ryder System, Inc.		63,900	2,733,003
Schlumberger Ltd.		22,000	1,355,420
Sherwin-Williams Co.		41,900	3,148,366
Southwest Airlines Co.		233,000	3,045,310
Southwestern Energy Co.*		21,300	712,272
Steel Dynamics, Inc.		48,500	684,335
Symantec Corp.*		202,700	3,074,959
Teradata Corp.*		57,700	2,224,912
Time Warner, Inc.		139,700	4,281,805
Ultra Petroleum Corp.*		109,000	4,575,820
Union Pacific Corp.		25,100	2,053,180
United Technologies Corp.		52,500	3,739,575
UnitedHealth Group, Inc.		135,200	4,746,872
Verisk Analytics, Inc., Class A*		48,400	1,355,684
Viacom, Inc., Class B		106,800	3,865,092
Visa, Inc., Class A		65,300	4,849,178
WellPoint, Inc.*		26,200	1,483,968
Wells Fargo & Co.		313,600	7,880,768

Total United States common stocks			441,187,961

Total common stocks
(cost $658,577,413)			749,920,387

Preferred stock — 0.21%
Germany — 0.21%
Volkswagen AG, Preference Shares (cost $2,624,144)		28,614	3,453,381

	Face
	amount

Bonds — 11.20%
Corporate bonds — 0.29%
France — 0.01%
Societe Generale,
3.750%, due 08/21/14	EUR	150,000	213,570

Ireland — 0.01%
GE Capital European Funding,
4.875%, due 03/06/13		100,000	144,172

Netherlands — 0.01%
Rabobank Nederland NV,
4.125%, due 01/14/20		150,000	216,603

Norway — 0.01%
DnB NOR Bank ASA,
4.500%, due 05/29/14		125,000	182,848

Sweden — 0.01%
Nordea Bank AB,
4.500%, due 05/12/14		75,000	109,609

Switzerland — 0.01%
Credit Suisse/London,
4.750%, due 08/05/19		135,000	199,603

United Kingdom — 0.19%
Barclays Bank PLC,
4.875%, due 08/13/19		125,000	186,928
Lloyds TSB Bank PLC,
6.750%, due 10/24/18	GBP	150,000	261,787
Network Rail Infrastructure Finance PLC,
4.875%, due 03/07/12		450,000	742,894
Royal Bank of Scotland PLC,
4.125%, due 11/14/11		575,000	933,661
6.625%, due 09/17/18		170,000	288,301
Vodafone Group PLC,
3.625%, due 11/29/12	EUR	250,000	352,639
Wellcome Trust Finance,
4.750%, due 05/28/21	GBP	200,000	340,596

Total United Kingdom corporate bonds			3,106,806

United States — 0.04%
Citigroup, Inc.,
5.500%, due 11/18/15		110,000	183,822
Goldman Sachs Group, Inc.,
5.125%, due 10/23/19	EUR	150,000	210,078
Morgan Stanley,
5.500%, due 10/02/17		150,000	215,147

Total United States corporate bonds			609,047

Total corporate bonds (cost $4,688,761)			4,782,258

Asset-backed security — 0.06%
United States — 0.06%
Bank of America Credit Card Trust.,
Series 2008-A1, Class A1,
0.837%, due 04/15/13(5)
(cost $981,365)		$1,000,000	1,000,550

Mortgage & agency debt securities — 0.01%
United States — 0.01%
Federal Home Loan Mortgage Corp.
Gold Pools, #G00194,
7.500%, due 02/01/24(6)	100,176	112,813
Federal National Mortgage
Association Pools, #253824,
7.000%, due 03/01/31(6)	80,654	91,147

Total mortgage & agency debt securities (cost $186,805)		203,960

Stripped mortgage-backed security — 0.01%
United States — 0.01%
Federal National Mortgage
Association Interest STRIPS, IO,
6.000%, due 10/01/35(5),(6),(7)	447,870	71,842
6.500%, due 10/01/35(5),(6),(7)	468,413	76,612

Total stripped mortgage-backed securities (cost $95,923)		148,454

US government obligations — 8.83%
US Treasury Bonds,
4.375%, due 05/15/40	6,000,000	6,738,780
5.375%, due 02/15/31	1,300,000	1,673,750
6.125%, due 11/15/27	1,000,000	1,380,781
6.250%, due 08/15/23	8,500,000	11,512,187
8.000%, due 11/15/21	6,860,000	10,346,808
US Treasury Notes,
0.375%, due 08/31/12(1)	12,655,000	12,645,610
0.625%, due 07/31/12(1)	37,415,000	37,571,395
0.875%, due 01/31/12(1)	2,670,000	2,689,192
1.250%, due 08/31/15(1)	18,540,000	18,534,215
2.500%, due 04/30/15(1)	9,135,000	9,684,525
2.625%, due 04/30/16(1)	12,000,000	12,728,436
2.625%, due 08/15/20(1)	9,895,000	9,987,766
3.125%, due 04/30/17	9,000,000	9,738,981

Total US government obligations
(cost $141,968,509)		145,232,426

Non US-government obligations — 2.00%

Austria — 0.08%
Republic of Austria,
4.300%, due 09/15/17(2)	EUR	880,000	1,345,599

Canada — 0.06%
Government of Canada,
5.250%, due 06/01/12	CAD	980,000	1,013,660
5.750%, due 06/01/29		100	130
6.000%, due 06/01/11		200	201
8.000%, due 06/01/23		200	295

			1,014,286

Denmark — 0.03%
Government of Denmark,
4.000%, due 11/15/17	DKK	2,600,000	535,818

Finland — 0.06%
Government of Finland,
3.875%, due 09/15/17	EUR	613,000	928,967

France — 0.24%
Government of France,
2.500%, due 01/12/14		870,000	1,231,677
3.750%, due 04/25/21		260,000	386,480
4.000%, due 04/25/18		185,000	281,134
4.000%, due 04/25/55		645,000	1,028,003
5.000%, due 10/25/11		730,000	1,038,860

			3,966,154

Germany — 0.82%
Bundesobligation,
3.500%, due 04/12/13		1,265,000	1,837,363
4.000%, due 04/13/12		2,055,000	2,939,032
Bundesrepublik Deutschland,
3.500%, due 07/04/19		995,000	1,497,422
4.000%, due 01/04/37		675,000	1,102,539
5.000%, due 07/04/12		715,000	1,045,235
6.250%, due 01/04/24		465,000	895,609
Bundesschatzanweisungen,
1.250%, due 03/11/11		1,150,000	1,571,437
Kreditanstalt fuer Wiederaufbau,
3.875%, due 07/04/13		1,150,000	1,681,781
5.000%, due 07/04/11		300,000	421,687
5.500%, due 06/05/14	AUD	520,000	501,156

			13,493,261

Greece — 0.01%
Hellenic Republic Government Bond,
2.300%, due 07/25/30(8)	EUR	256,306	172,870

Italy — 0.21%
Buoni Poliennali Del Tesoro,
5.000%, due 09/01/40		2,500,000	3,545,132

Netherlands — 0.07%
Government of Netherlands,
4.500%, due 07/15/17		700,000	1,097,951

Spain — 0.16%
Government of Spain,
4.100%, due 04/30/11		400,000	552,978
4.200%, due 01/31/37		320,000	388,729
6.150%, due 01/31/13		1,105,001	1,628,335

			2,570,042

Sweden — 0.04%
Government of Sweden,
6.750%, due 05/05/14	SEK	3,390,000	587,838

United Kingdom — 0.22%
UK Gilts,
2.750%, due 01/22/15	GBP	340,000	559,465
4.250%, due 12/07/49		560,000	937,105
4.500%, due 03/07/13		885,000	1,511,128
4.750%, due 12/07/38		370,000	666,994

			3,674,692

Total non US-government obligations (cost $32,136,703)			32,932,610

Total bonds (cost $180,058,066)			184,300,258

	Shares

Investment companies — 34.78%
iShares MSCI EAFE Index Fund	24,000	1,318,080
UBS Credit Bond Relationship Fund*(9)	5,951,436	85,243,608
UBS Emerging Markets Equity
Relationship Fund*(9)	1,983,510	73,177,032
UBS Global (ex-U.S.) All Cap
Growth Relationship Fund*(9)	17,684,845	233,298,482
UBS Global Corporate Bond
Relationship Fund*(9)	7,341,308	81,059,791
UBS High Yield Relationship Fund*(9)	2,729,621	70,086,010
UBS Small-Cap Equity Relationship Fund*(9)	581,765	27,873,065

Total investment companies (cost $442,131,820)		572,056,068

	Number of notes

Participation notes — 0.17%
India — 0.06%
India Infoline Ltd., expires 10/14/20*	187,800	483,135
Kotak Mahindra Bank Ltd., expires 10/24/12*(2)	43,000	455,790

Total India participation notes		938,925

Russia — 0.11%
Aeroflot - Russian Airlines OJSC, expires 04/08/13*	389,406	833,329
Sberbank of Russia, expires 11/05/12*	360,390	982,062

Total Russia participation notes		1,815,391

Total participation notes (cost $2,773,570)		2,754,316

	Shares

Short-term investment — 5.31%
Investment company — 5.31%
UBS Cash Management Prime
Relationship Fund(9)
(cost $87,352,453)	87,352,453	87,352,453

Investment of cash collateral from securities loaned — 0.70%
UBS Private Money Market Fund
LLC(9)
(cost $11,487,053)	11,487,053	11,487,053

Total investments — 97.96%
(cost $1,385,004,519)		1,611,323,916
Cash and other assets, less liabilities — 2.04%		33,514,756

Net assets — 100.00%		$1,644,838,672

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$249,060,742
Gross unrealized depreciation	(22,741,345)

Net unrealized appreciation of investments	$226,319,397

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2010.
(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of this security amounted to $2,395,103 or 0.15% of net assets.
(3)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2010, the value of these securities amounted to $268,390 or 0.02% of net assets.
(4)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2010, the value of this security amounted to $977,364 or 0.06% of net assets.
(5)	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
(6)	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(7)	Security is illiquid. At September 30, 2010, the value of these securities amounted to $148,454 or 0.01% of net assets.
(8)	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
(9)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/09	Purchases during the nine months ended 09/30/10	Sales during the nine months ended 09/30/10	Net realized gain/(loss) during the nine months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the nine months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the nine months ended 09/30/10

UBS Cash Management Prime Relationship Fund	$ 59,375,726	$327,894,556	$299,917,829	$ —	$ —	$ 87,352,453	$ 80,272
UBS Private Money Market Fund LLC(a)	34,843,584	159,953,308	183,309,839	—	—	11,487,053	423,706
UBS Credit Bond Relationship Fund	102,812,043	—	26,000,000	4,140,261	4,291,304	85,243,608	—
UBS Emerging Markets Equity Relationship Fund	92,091,308	—	24,000,000	10,226,139	(5,140,415)	73,177,032	—
UBS Global (ex-U.S.) All Cap Growth Relationship Fund	246,229,079	—	11,000,000	2,489,427	(4,420,024)	233,298,482	—
UBS Global Corporate Bond Relationship Fund	90,630,928	39,800,000	58,600,000	4,174,217	5,054,647	81,059,791	—
UBS High Yield Relationship Fund	53,323,959	19,000,000	7,500,000	1,978,120	3,283,931	70,086,010	—
UBS Small-Cap Equity Relationship Fund	27,595,415	—	4,000,000	(423,997)	4,701,647	27,873,065	—
UBS U.S. Treasury Inflation Protected Securities Relationship Fund	493,560	—	496,255	28,165	(25,470)	—	—

	$707,395,602	$546,647,864	$614,823,923	$22,612,332	$7,745,620	$669,577,494	$503,978

(a)	The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to Financials in the most recent shareholder report for further information.

ADR	American depositary receipt
CDI	Chess depositary interest
CVA	Dutch certification - depository certificate
GDR	Global depositary receipt
IO	Interest only — This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.
OJSC	Open joint stock company
Preference shares	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
STRIPS	Bonds that can be subdivided into a series of zero-coupon bonds.

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
SEK	Swedish Krona
USD	United States Dollar

Forward foreign currency contracts
UBS Global Securities Relationship Fund had the following open forward foreign currency contracts as of September 30, 2010:

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

Barclays Bank PLC	AUD	25,785,000	USD	22,639,230	12/03/10	$(2,097,610)
Barclays Bank PLC	EUR	4,195,000	USD	5,344,472	12/03/10	(371,845)
Barclays Bank PLC	USD	33,442,543	CHF	34,195,000	12/03/10	1,373,931
Barclays Bank PLC	USD	15,924,153	SGD	21,625,000	12/03/10	519,463
Goldman Sachs International	JPY	646,800,000	USD	7,700,550	12/03/10	(52,029)
Goldman Sachs International	USD	16,465,558	JPY	1,376,500,000	12/03/10	33,244
Goldman Sachs International	USD	14,825,265	MXN	195,990,000	12/03/10	643,132
JPMorgan Chase Bank	BRL	14,560,000	USD	8,127,268	12/03/10	(368,473)
JPMorgan Chase Bank	HKD	69,830,000	USD	8,981,928	12/03/10	(21,598)
JPMorgan Chase Bank	NOK	26,300,000	USD	4,161,814	12/03/10	(295,322)
JPMorgan Chase Bank	SEK	229,460,863	EUR	24,855,000	12/03/10	(116,725)
JPMorgan Chase Bank	USD	286,099	EUR	225,000	12/03/10	20,497
JPMorgan Chase Bank	USD	6,395,905	KRW	7,685,000,000	12/03/10	326,159
JPMorgan Chase Bank	USD	72,168,182	SEK	533,880,000	12/03/10	6,904,651
JPMorgan Chase Bank	USD	21,183,606	TWD	674,200,000	12/03/10	414,639
Morgan Stanley & Co. Inc.	GBP	17,170,000	USD	26,620,883	12/03/10	(339,451)
Morgan Stanley & Co. Inc.	USD	117,199,191	JPY	9,914,700,000	12/03/10	1,638,929

Net unrealized appreciation on forward foreign currency contracts						$8,211,592

Currency type abbreviations:
AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Futures contracts
UBS Global Securities Relationship Fund had the following open futures contracts as of September 30, 2010:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)

US Treasury futures sell contracts:
10 Year US Treasury Notes, 198 contracts (USD)	December 2010	$(24,867,319)	$(24,957,281)	$(89,962)
Index futures buy contracts:
Amsterdam Exchange Index, 185 contracts (EUR)	October 2010	17,039,115	16,859,654	(179,461)
CAC 40 Euro Index, 332 contracts (EUR)	October 2010	17,028,177	16,791,423	(236,754)
DAX Index, 238 contracts (EUR)	December 2010	50,659,906	50,622,857	(37,049)
EURO STOXX 50, 887 contracts (EUR)	December 2010	33,811,124	33,107,971	(703,153)
FTSE 100 Index, 278 contracts (GBP)	December 2010	23,920,773	24,147,891	227,118
S&P 500 Index, 1,958 contracts (USD)	December 2010	109,241,721	111,282,930	2,041,209
Index futures sell contracts:
FTSE/MIB Index, 177 contracts (EUR)	December 2010	(25,126,676)	(24,613,322)	513,354
IBEX 35 Index, 288 contracts (EUR)	October 2010	(42,024,027)	(40,983,221)	1,040,806
Russell 2000 Mini Index, 975 contracts (USD)	December 2010	(61,568,325)	(65,763,750)	(4,195,425)
S&P Toronto Stock Exchange 60 Index, 231 contracts (CAD)	December 2010	(31,368,111)	(32,006,376)	(638,265)
Interest rate futures buy contracts:
Euro-Bund, 114 contracts (EUR)	December 2010	20,324,422	20,425,602	101,180
Long Gilt, 25 contracts (GBP)	December 2010	4,909,903	4,882,357	(27,546)

Net unrealized depreciation on futures contracts				$(2,183,948)

Currency type abbreviations:
CAD	Canadian Dollar
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks(1)	$749,651,997	$—	$268,390	$749,920,387
Preferred stock	3,453,381	—	—	3,453,381
Corporate bonds	—	4,782,258	—	4,782,258
Asset-backed security	—	1,000,550	—	1,000,550
Mortgage & agency debt securities	—	203,960	—	203,960
Stripped mortgage-backed securities	—	148,454	—	148,454
US government obligations	—	145,232,426	—	145,232,426
Non US-government obligations	—	32,932,610	—	32,932,610
Investment companies	1,318,080	570,737,988	—	572,056,068
Participation note	2,754,316	—	—	2,754,316
Short-term investment	—	87,352,453	—	87,352,453
Investment of cash collateral from securities loaned	—	11,487,053	—	11,487,053
Other financial instruments(2)	(2,183,948)	8,211,592	—	6,027,644

Total	$754,993,826	$862,089,344	$268,390	$1,617,351,560

(1)	At September 30, 2010, securities valued at $439,922,863 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.
(2)	Other financial instruments include open futures contracts, and forward foreign currency contracts.

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inputs for the period:

	Measurements using unobservable inputs (Level 3)

		Asset backed	Stripped mortgage-
	Common stock	securities	backed securities	Total

Assets
Beginning balance	$—	$257,284	$217,524	$474,808

Total gains or losses (realized/unrealized) included in
earnings	(1,399)	12,251	144,863	155,715
Purchases, sales, issuances, and settlements (net)	269,789	(269,535)	(362,387)	(362,133)
Transfers in and/or out of Level 3	—	—	—	—

Ending balance	$268,390	$—	$—	$268,390

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/10	$(1,399)	$—	$—	$(1,399)

UBS Emerging Markets Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2010

Common stocks
Automobiles	2.21%
Commercial banks	22.70
Construction & engineering	3.58
Construction materials	1.93
Diversified telecommunication services	1.00
Electronic equipment, instruments & components	4.42
Food products	0.88
Household products	1.23
Insurance	2.68
IT services	4.09
Media	3.29
Metals & mining	7.56
Multiline retail	2.61
Oil, gas & consumable fuels	15.52
Pharmaceuticals	2.07
Real estate management & development	3.85
Semiconductors & semiconductor equipment	7.52
Specialty retail	1.11
Wireless telecommunication services	9.31

Total common stocks	97.56%
Bonds
Corporate bond
Metals & mining	0.00
Warrants	1.05

Total bonds	1.05%
Short-term investment	0.80

Total investments	99.41%
Cash and other assets, less liabilities	0.59

Net assets	100.00%

UBS Emerging Markets Equity Relationship Fund — Portfolio of investments
September 30, 2010 (unaudited)

Security description	Shares	Value

Common stocks — 97.56%
Brazil — 14.87%
Itau Unibanco Holding SA ADR	463,405	$11,205,133
Lojas Renner SA	327,000	11,207,287
OGX Petroleo e Gas Participacoes SA*	388,000	5,056,383
Petroleo Brasileiro SA, Preference shares	817,814	13,190,393
Usinas Siderurgicas de Minas Gerais SA, Preference shares	404,256	5,423,529
Vale SA, Preference shares	648,888	17,756,214

Total Brazil common stocks		63,838,939

China — 20.41%
China Construction Bank Corp., H Shares	20,090,000	17,607,249
China Mengniu Dairy Co., Ltd.	1,221,000	3,776,848
China Resources Land Ltd.	2,118,000	4,307,602
China Shenhua Energy Co., Ltd., H Shares	3,238,000	13,396,289
China Unicom Hong Kong Ltd.	7,502,000	10,983,937
CNOOC Ltd.	4,562,000	8,843,125
Dongfeng Motor Group Co., Ltd., H Shares	2,408,000	4,928,442
Industrial & Commercial Bank of China, H Shares	11,141,000	8,299,552
Ping An Insurance Group Co. of China Ltd., H Shares	1,128,500	11,519,388
Sino-Ocean Land Holdings Ltd.	5,695,000	3,956,263

Total China common stocks		87,618,695

India — 9.11%
DLF Ltd.	549,604	4,625,798
Housing Development & Infrastructure Ltd.*	627,077	3,615,095
Infosys Technology Ltd. ADR.	260,700	17,547,717
Jindal Steel & Power Ltd.	282,132	4,440,589
Sun Pharmaceutical Industries Ltd.	197,248	8,869,246

Total India common stocks		39,098,445

Indonesia — 4.20%
Adaro Energy Tbk PT	21,100,000	4,787,395
Astra International Tbk PT	719,076	4,568,248
Bank Rakyat Indonesia PT	3,923,500	4,396,078
Telekomunikasi Indonesia Tbk PT	4,177,500	4,306,218

Total Indonesia common stocks		18,057,939

Mexico — 5.84%
America Movil SAB de CV	3,368,000	8,972,139
Cemex SAB de CV ADR*	976,456	8,299,876
Grupo Financiero Banorte SAB de CV, Class O	2,064,900	7,817,737

Total Mexico common stocks		25,089,752

Russia — 13.30%
Gazprom OAO ADR	804,348	16,883,265
Lukoil OAO ADR	78,899	4,473,573
Mobile Telesystems OJSC ADR	630,750	13,390,822
Novolipetsk Steel OJSC GDR(1)	134,693	4,848,948
Sberbank of Russian Federation*	6,237,273	17,495,551

Total Russia common stocks		57,092,159

South Africa — 4.40%
Naspers Ltd., Class N	289,109	14,135,554
Truworths International Ltd.	471,929	4,739,433

Total South Africa common stocks		18,874,987

South Korea — 12.28%
GS Engineering & Construction Corp.	199,908	15,375,516
LG Household & Health Care Ltd.	14,273	5,269,838
Samsung Electronics Co., Ltd.	31,722	21,616,307
Shinhan Financial Group Co., Ltd.	273,480	10,469,109

Total South Korea common stocks		52,730,770

Taiwan — 8.45%
Chunghwa Telecom Co., Ltd.	2,947,881	6,605,050
HON HAI Precision Industry Co., Ltd.	3,731,826	14,035,483
Taiwan Semiconductor Manufacturing Co., Ltd.	5,396,000	10,708,577
WPG Holdings Co. Ltd.	2,484,914	4,931,411

Total Taiwan common stocks		36,280,521

Thailand — 2.18%
Bank of Ayudhya PCL	41,700	34,349
Bank of Ayudhya PCL	5,620,900	4,676,367
Kasikornbank PCL	1,136,400	4,642,952

Total Thailand common stocks		9,353,668

Turkey — 2.52%
Turkiye Garanti Bankasi AS	1,866,676	10,839,638

Total common stocks
(cost $320,793,696)		418,875,513

	Face
	amount

Bonds — 0.0%
Corporate bond — 0.00%
Brazil — 0.00%
Vale SA,
0.00%, due 09/29/49*(2),(3),(4),(5)
(cost $0)	BRL 23,646	0

	Number of
	warrants

Warrants — 1.05%
India — 1.05%
ITC Ltd.,
strike @ USD 1.00, expires
01/24/17*(6)
(cost $2,289,089)	1,136,590	4,509,937

	Shares

Short-term investment — 0.80%
Investment company — 0.80%
UBS Cash Management Prime
Relationship Fund(7)
(cost $3,430,017)	3,430,017	3,430,017

Total investments — 99.41%
(cost $326,512,802)		426,815,467
Cash and other assets, less liabilities — 0.59%		2,521,456

Net assets — 100.00%		$429,336,923

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$105,258,727
Gross unrealized depreciation	(4,956,062)

Net unrealized appreciation of investments	$100,302,665

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2010, the value of this security amounted to $4,848,948 or 1.13%.
(2)	Security is illiquid. At September 30, 2010, the value of these securities amounted to $0 or 0.00% of net assets.
(3)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2010, the value of these securities amounted to $0 or 0.00% of net assets.
(4)	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
(5)	Perpetual bond security. The maturity date reflects the next call date.
(6)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $4,509,937 or 1.05% of net assets.
(7)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Change in
					net unrealized		Income
				Net realized	appreciation/		earned from
		Purchases	Sales	gain during	(depreciation)		affiliate for
		during the	during the	the nine	during the		the nine
		nine months	nine months	months	nine months		months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/09	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10

UBS Cash Management Prime Relationship Fund	$9,251,400	$71,582,681	$77,404,064	$—	$—	$3,430,017	$5,004

ADR	American depositary receipt
GDR	Global depositary receipt
OJSC	Open joint stock company
Preference shares —	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Currency type abbreviations:
BRL	Brazilian Real
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks(1)	$401,379,962	$17,495,551	$—	$418,875,513
Corporate bond	—	—	0	0
Warrants	—	4,509,937	—	4,509,937
Short-term investment	—	3,430,017	—	3,430,017

Total	$401,379,962	$25,435,505	$0	$426,815,467

(1)	At September 30, 2010, securities valued at $246,207,484 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inuputs for the period:

Measurements using unobservable inputs (Level 3)

Corporate
	bond	Total

Assets
Beginning balance	$0	$0

Total gains or losses (realized/unrealized) included in earnings	—	—
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending balance	$0	$0

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/10	$—	$—

UBS Global (ex-U.S.) All Cap Growth Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2010

Common stocks
Auto components	3.97%
Automobiles	4.55
Beverages	1.47
Building products	2.25
Capital markets	2.82
Chemicals	2.78
Commercial banks	10.58
Computers & peripherals	0.84
Construction & engineering	1.69
Diversified financial services	2.10
Diversified telecommunication services	1.10
Electronic equipment, instruments & components	0.85
Energy equipment & services	1.40
Food & staples retailing	0.45
Food products	4.89
Hotels, restaurants & leisure	0.78
Household products	3.52
Industrial conglomerates	2.54
Insurance	1.14
Internet software & services	1.75
Machinery	10.64
Marine	0.97
Media	1.24
Metals & mining	7.44
Multiline retail	0.95
Office electronics	1.55
Oil, gas & consumable fuels	4.11
Pharmaceuticals	4.77
Real estate management & development	0.61
Semiconductors & semiconductor equipment	1.70
Software	0.63
Specialty retail	3.03
Textiles, apparel & luxury goods	4.01
Trading companies & distributors	1.20
Wireless telecommunication services	1.93

Total common stocks	96.25%
Rights	0.03
Short-term investment	1.81
Investment of cash collateral from securities loaned	0.22

Total investments	98.31%
Cash and other assets, less liabilities	1.69

Net assets	100.00%

UBS Global (ex-U.S.) All Cap Growth Relationship Fund — Portfolio of investments
 September 30, 2010

Security description	Shares	Value

Common stocks — 96.25%
Australia — 5.07%
AMP Ltd.	398,941	$1,970,398
BHP Billiton Ltd.	229,988	8,649,494
Incitec Pivot Ltd.	2,269,810	7,876,047
National Australia Bank Ltd.	176,063	4,312,201

Total Australia common stocks		22,808,140

Belgium — 1.47%
Anheuser-Busch InBev NV	112,019	6,589,432

Brazil — 0.95%
Lojas Renner SA	125,000	4,284,131

Canada — 0.73%
Western Coal Corp.*	574,300	3,276,452

China — 9.54%
Baidu, Inc. ADR*	51,800	5,315,716
Belle International Holdings Ltd.	2,663,000	5,347,383
Dongfeng Motor Group Co., Ltd., H Shares	2,564,000	5,247,726
Focus Media Holding Ltd. ADR*(1)	120,400	2,925,720
Fushan International Energy Group Ltd.	4,888,000	3,313,749
Guangzhou Automobile Group Co., Ltd., H Shares	2,954,000	5,086,506
Hong Kong Exchanges and Clearing Ltd.	479,000	9,433,254
Shangri-La Asia Ltd.	1,544,000	3,514,314
Sun Hung Kai Properties Ltd.	158,000	2,728,755

Total China common stocks		42,913,123

Denmark — 3.30%
Danisco A/S	37,699	3,361,795
FLSmidth & Co. A/S	71,899	5,252,883
Novo Nordisk A/S, Class B	62,661	6,218,189

Total Denmark common stocks		14,832,867

France — 3.11%
BNP Paribas	38,966	2,771,291
Cie Generale des Etablissements Michelin, Class B	50,510	3,842,951
Vallourec SA	74,340	7,384,938

Total France common stocks		13,999,180

Germany — 2.68%
Bayerische Motoren Werke AG	72,870	5,110,051
GEA Group AG	174,269	4,355,887
United Internet AG	160,143	2,589,215

Total Germany common stocks		12,055,153

India — 2.82%
ICICI Bank Ltd. ADR	154,900	7,721,765
Tata Motors Ltd. ADR	194,600	4,964,246

Total India common stocks		12,686,011

Israel — 0.94%
Teva Pharmaceutical Industries Ltd. ADR	80,000	4,220,000

Italy — 1.40%
Saipem SpA	157,777	6,319,329

Japan — 16.74%
Asahi Glass Co., Ltd.	753,000	7,676,126
Canon, Inc.	149,800	6,989,351
Disco Corp.	89,300	5,134,643
Fanuc Ltd.	34,500	4,393,088
Ibiden Co., Ltd.	87,700	2,226,118
Isuzu Motors Ltd.	1,300,000	5,014,375
Komatsu Ltd.	234,500	5,443,951
Makino Milling Machine Co. Ltd.*	501,000	3,390,812
Mitsubishi Corp.	227,500	5,398,628
Mitsubishi UFJ Financial Group, Inc.	590,500	2,751,611
Nippon Sheet Glass Co., Ltd.	1,113,000	2,426,521
Nippon Yusen KK	1,062,000	4,350,791
Nomura Holdings, Inc.	881,000	4,263,584
NTT DoCoMo, Inc.	1,874	3,120,340
THK Co., Ltd.	369,800	6,928,213
Toshiba Corp.*	782,000	3,784,475
Toyoda Gosei Co., Ltd.	90,300	1,990,321

Total Japan common stocks		75,282,948

Luxembourg — 0.95%
ArcelorMittal	129,633	4,269,608

Malaysia — 0.98%
Malayan Banking Bhd.	1,543,400	4,399,715

Netherlands — 4.48%
ASML Holding NV	84,531	2,524,840
Koninklijke Ahold NV	152,366	2,053,866
Koninklijke Philips Electronics NV	135,739	4,266,240
Koninklijke Philips Electronics NV NY Shares	227,900	7,137,828
Unilever NV CVA	139,719	4,176,097

Total Netherlands common stocks		20,158,871

Norway — 1.03%
Yara International ASA	102,610	4,640,973

Singapore — 0.56%
Golden Agri-Resources Ltd.	5,852,000	2,536,415

South Africa — 0.68%
Aspen Pharmacare Holdings Ltd.*	225,713	3,043,940

South Korea — 2.87%
Hyundai Heavy Industries Co., Ltd.	8,312	2,387,354
Hyundai Mobis	39,648	8,936,230
LG Innotek Co., Ltd.	13,009	1,597,246

Total South Korea common stocks		12,920,830

Spain — 3.53%
Gestevision Telecinco SA	240,375	2,647,745
Inditex SA	104,190	8,276,497
Telefonica SA	200,502	4,965,119

Total Spain common stocks		15,889,361

Sweden — 2.61%
Autoliv, Inc.	47,500	3,103,175
Volvo AB, Class B*	588,081	8,637,537

Total Sweden common stocks		11,740,712

Switzerland — 11.00%
Cie Financiere Richemont SA, Class A	200,459	9,651,163
Credit Suisse Group AG	79,855	3,413,128
GAM Holding AG*	330,081	5,005,044
Nestle SA	224,116	11,939,625
Novartis AG	91,416	5,242,245
Roche Holding AG	19,952	2,724,834
Swatch Group AG	120,852	8,350,736
Zurich Financial Services AG	13,414	3,143,789

Total Switzerland common stocks		49,470,564

Thailand — 0.52%
Italian-Thai Development PCL*	14,181,900	2,359,756

United Kingdom — 18.29%
Anglo American PLC	81,467	3,232,047
Autonomy Corp. PLC*	99,715	2,839,925
BG Group PLC	334,188	5,871,856
HSBC Holdings PLC	775,121	7,853,762
Lloyds Banking Group PLC*	5,629,155	6,554,313
Reckitt Benckiser Group PLC	287,820	15,829,297
Rio Tinto PLC	94,027	5,496,178
Royal Dutch Shell PLC, Class A	271,479	8,171,095
Standard Chartered PLC	390,967	11,214,745
Tullow Oil PLC	221,877	4,440,483
Vodafone Group PLC	2,253,436	5,561,218
Xstrata PLC	273,040	5,224,228

Total United Kingdom common stocks		82,289,147

Total common stocks
(cost $376,319,762)		432,986,658

	Number of
	rights

Rights — 0.03%
France — 0.03%
Cie Generale des Etablissements Michelin,
expires 10/13/10*
(cost $0)	50,510	141,021

	Shares

Short-term investment — 1.81%
Investment company — 1.81%
UBS Cash Management Prime
Relationship Fund(2)
(cost $8,129,540)	8,129,540	8,129,540

Investment of cash collateral from
securities loaned — 0.22%
UBS Private Money Market
Fund LLC(2)
(cost $1,000,580)	1,000,580	1,000,580

Total investments — 98.31%
(cost $385,449,882)		442,257,799
Cash and other assets, less liabilities — 1.69%		7,601,972

Net assets — 100.00%		$449,859,771

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$68,725,531
Gross unrealized depreciation	(11,917,614)

Net unrealized appreciation of investments	$56,807,917

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2010.
(2)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/09	Purchases during the nine months ended0 9/30/10	Sales during the nine months ended0 9/30/10	Net realized gain during the nine months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the nine months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the nine months ended 09/30/10

UBS Cash Management Prime Relationship Fund	$3,354,805	$156,783,540	$152,008,805	$—	$—	$8,129,540	$15,574
UBS Private Money Market Fund LLC(a)	—	20,495,381	19,494,801	—	—	1,000,580	5,101

	$3,354,805	$177,278,921	$171,503,606	$—	$—	$9,130,120	$20,675

(a)	The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to Financials in the most recent shareholder report for further information.

ADR	American depositary receipt
CVA	Dutch certification - depository certificate

Forward foreign currency contracts
UBS Global (ex-U.S.) All Cap Growth Relationship Fund had the following open forward foreign currency contracts as of September 30, 2010:

	Contracts to				Maturity	Unrealized
Counterparty	deliver		In exchange for		dates	depreciation

JPMorgan Chase Bank	AUD	810,000	USD	780,516	10/05/10	$(2,292)
JPMorgan Chase Bank	JPY	693,000,000	USD	8,283,677	10/04/10	(17,713)
JPMorgan Chase Bank	USD	505,291	HKD	3,920,000	10/04/10	(62)

Net unrealized depreciation on forward foreign currency contracts						$(20,067)

Currency type abbreviations:
AUD	Australian Dollar
HKD	Hong Kong Dollar
JPY	Japanese Yen
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks(1)	$432,986,658	$—	$—	$432,986,658
Rights	—	141,021	—	141,021
Short-term investment	—	8,129,540	—	8,129,540
Investment of cash collateral from securities loaned	—	1,000,580	—	1,000,580
Other financial instruments(2)	—	(20,067)	—	(20,067)

Total	$432,986,658	$9,251,074	$—	$442,237,732

(1)	At September 30, 2010, securities valued at $240,456,204 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.
(2)	Other financial instruments include forward foreign currency contracts.

UBS International Equity Relationship Fund

Industry diversification (unaudited)(1)
As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	0.69%
Airlines	2.68
Automobiles	1.77
Beverages	1.50
Building products	1.09
Capital markets	2.79
Chemicals	2.31
Commercial banks	10.44
Construction materials	2.48
Consumer finance	1.38
Diversified financial services	1.59
Diversified telecommunication services	2.00
Electric utilities	4.00
Energy equipment & services	0.80
Food & staples retailing	4.99
Health care providers & services	1.18
Hotels, restaurants & leisure	1.33
Industrial conglomerates	1.25
Insurance	4.12
Leisure equipment & products	0.79
Machinery	2.14
Marine	1.67
Media	1.27
Metals & mining	5.10
Office electronics	3.00
Oil, gas & consumable fuels	11.09
Personal products	1.06
Pharmaceuticals	5.33
Professional services	1.38
Real estate management & development	1.31
Semiconductors & semiconductor equipment	1.14
Software	2.41
Tobacco	1.14
Trading companies & distributors	3.95
Wireless telecommunication services	4.45

Total common stocks	95.62%
Preferred stock	1.47
Investment company
iShares MSCI EAFE Index Fund	0.54
Short-term investment	0.76

Total investments	98.39%
Cash and other assets, less liabilities	1.61

Net assets	100.00%

(1)	Figures represent the industry breakdown of direct investments of the UBS International Equity Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS International Equity Relationship Fund — Portfolio of investments
September 30, 2010 (unaudited)

Security description	Shares	Value

Common stocks — 95.62%
Australia — 4.72%
National Australia Bank Ltd.	24,597	$602,439
Orica Ltd.	24,050	597,642
Qantas Airways Ltd.*	323,601	872,647
QBE Insurance Group Ltd.	19,187	320,090

Total Australia common stocks		2,392,818

Belgium — 1.50%
Anheuser-Busch InBev NV	12,904	759,068

Canada — 8.94%
Cenovus Energy, Inc.	16,600	477,397
EnCana Corp.	13,000	392,818
Petrobank Energy & Resources Ltd.*	14,500	589,640
Suncor Energy, Inc.	22,600	735,834
Teck Resources Ltd., Class B	19,200	789,721
Toronto-Dominion Bank	12,200	882,778
TransCanada Corp.	17,800	660,342

Total Canada common stocks		4,528,530

China — 3.25%
Jardine Matheson Holdings Ltd.	14,000	631,960
New World Development Ltd.	329,000	663,186
Pacific Basin Shipping Ltd.	489,000	352,939

Total China common stocks		1,648,085

Finland — 1.30%
Sampo Oyj, Class A	24,454	660,404

France — 5.11%
BNP Paribas	12,481	887,658
Carrefour SA	15,474	831,457
Total SA	16,856	868,719

Total France common stocks		2,587,834

Germany — 9.63%
Bayer AG	10,886	759,083
E.ON AG	28,335	835,517
Fresenius Medical Care AG & Co. KGaA	9,685	598,165
HeidelbergCement AG	12,824	618,000
MAN SE	4,578	499,027
Metro AG	16,246	1,057,537
SAP AG	10,314	510,188

Total Germany common stocks		4,877,517

Ireland — 2.23%
CRH PLC	17,740	291,176
James Hardie Industries SE CDI*	64,528	349,269
Ryanair Holdings PLC ADR	15,800	486,798

Total Ireland common stocks		1,127,243

Japan — 19.17%
Asahi Glass Co., Ltd.	54,000	550,479
Canon, Inc.	17,200	802,515
ITOCHU Corp.	63,300	579,315
Kao Corp.	22,000	536,033
KDDI Corp.	103	492,914
Mitsubishi Corp.	43,400	1,029,892
Mitsui OSK Lines Ltd.	78,000	490,537
Nissan Motor Co., Ltd.	102,800	897,714
Nomura Holdings, Inc.	53,300	257,944
ORIX Corp.	9,170	700,822
Ricoh Co., Ltd.	51,000	719,058
Sankyo Co., Ltd.	7,600	402,396
Shin-Etsu Chemical Co., Ltd.	11,800	574,593
Sony Financial Holdings, Inc.	94	306,277
Sumitomo Mitsui Financial Group, Inc.	27,000	786,584
THK Co., Ltd.	31,200	584,533

Total Japan common stocks		9,711,606

Luxembourg — 1.25%
ArcelorMittal	19,272	634,745

Netherlands — 3.08%
ASML Holding NV	19,414	579,873
ING Groep NV CVA*	77,656	805,629
Wolters Kluwer NV	8,381	175,951

Total Netherlands common stocks		1,561,453

Norway — 2.81%
Petroleum Geo-Services ASA*	35,600	405,870
Telenor ASA	64,800	1,014,781

Total Norway common stocks		1,420,651

Singapore — 2.33%
DBS Group Holdings Ltd.	50,533	541,024
Olam International Ltd.	258,000	639,556

Total Singapore common stocks		1,180,580

Spain — 1.15%
Acciona SA	6,901	582,907

Switzerland — 4.61%
Credit Suisse Group AG	15,558	664,973
Roche Holding AG	7,100	969,643
SGS SA	432	698,129

Total Switzerland common stocks		2,332,745

United Kingdom — 24.54%
Barclays PLC	170,491	802,402
BP PLC	197,981	1,330,494
British Sky Broadcasting Group PLC	42,144	467,069
Carnival PLC	17,095	671,901
Cobham PLC	96,217	349,150
GlaxoSmithKline PLC	49,158	968,754
Imperial Tobacco Group PLC	19,411	578,447
Lloyds Banking Group PLC*	673,420	784,097
Man Group PLC	142,909	491,870
Prudential PLC	79,995	799,852
Rio Tinto PLC	19,829	1,159,068
Sage Group PLC	163,352	709,013
Scottish & Southern Energy PLC	34,684	609,143
Tullow Oil PLC	28,083	562,033
Vodafone Group PLC	712,701	1,758,863
Wolseley PLC*	15,493	389,164

Total United Kingdom common stocks		12,431,320

Total common stocks
(cost $42,441,317)		48,437,506

Preferred stock — 1.47%
Germany — 1.47%
Volkswagen AG, Preference Shares
(cost $565,314)	6,160	743,441

Investment company — 0.54%
iShares MSCI EAFE Index Fund
(cost $239,840)	5,000	274,600

Short-term investment — 0.76%
Investment company — 0.76%
UBS Cash Management Prime Relationship Fund(1) (cost $387,120)	387,120	387,120

Total investments — 98.39%
(cost $43,633,591)		49,842,667
Cash and other assets, less liabilities — 1.61%		816,889

Net assets — 100.00%		$50,659,556

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$8,538,381
Gross unrealized depreciation	(2,329,305)

Net unrealized appreciation of investments	$6,209,076

*	Non-income producing security.
(1)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/09	Purchases during the nine months ended 09/30/10	Sales during the nine months ended 09/30/10	Net realized gain during the nine months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the nine months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the nine months ended 09/30/10

UBS Cash Management Prime Relationship Fund	$533,051	$3,704,809	$3,850,740	$—	$—	$387,120	$4,999

ADR	American depositary receipt
CDI	Chess depositary interest
CVA	Dutch certification - depository certificate
Preference shares —	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Forward foreign currency contracts
UBS International Equity Relationship Fund had the following open forward foreign currency contracts as of September 30, 2010:

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		date	(depreciation)

JPMorgan Chase Bank	AUD	405,000	USD	355,659	12/03/10	$(32,878)
JPMorgan Chase Bank	CAD	345,000	USD	325,214	12/03/10	(9,640)
JPMorgan Chase Bank	EUR	1,550,000	USD	1,978,610	12/03/10	(133,498)
JPMorgan Chase Bank	GBP	2,530,000	USD	3,920,539	12/03/10	(52,067)
JPMorgan Chase Bank	HKD	3,235,000	USD	416,112	12/03/10	(992)
JPMorgan Chase Bank	NOK	6,180,000	USD	977,947	12/03/10	(69,395)
JPMorgan Chase Bank	SEK	3,554,312	EUR	385,000	12/03/10	(1,808)
JPMorgan Chase Bank	CHF	100,000	USD	98,843	12/03/10	(2,975)
JPMorgan Chase Bank	USD	2,195,749	CHF	2,245,000	12/03/10	90,052
JPMorgan Chase Bank	USD	370,430	DKK	2,170,000	12/03/10	26,410
JPMorgan Chase Bank	USD	184,800	GBP	120,000	12/03/10	3,624
JPMorgan Chase Bank	USD	337,588	ILS	1,295,000	12/03/10	17,528
JPMorgan Chase Bank	USD	640,246	JPY	54,200,000	12/03/10	9,398
JPMorgan Chase Bank	USD	2,627,876	SEK	19,440,000	12/03/10	251,378
JPMorgan Chase Bank	USD	1,150,095	SGD	1,560,000	12/03/10	36,127

Net unrealized appreciation on forward foreign currency contracts						$131,264

Currency type abbreviations:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks(1)	$48,437,506	$—	$—	$48,437,506
Preferred stock	743,441	—	—	743,441
Investment company	274,600	—	—	274,600
Short-term investment	—	387,120	—	387,120
Other financial instruments(2)	—	131,264	—	131,264

Total	$49,455,547	$518,384	$—	$49,973,931

(1)	At September 30, 2010, securities valued at $35,734,886 were transferred between Level 1 and Level 2 pursuant to the Fund’s fair valuation policy.
(2)	Other financial instruments include forward foreign currency contracts.

UBS Small-Cap Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	2.29%
Air freight & logistics	1.17
Auto components	1.74
Building products	2.38
Capital markets	6.74
Chemicals	1.09
Commercial banks	5.79
Commercial services & supplies	0.94
Communications equipment	3.84
Computers & peripherals	0.73
Construction & engineering	1.37
Diversified consumer services	2.48
Electrical equipment	0.92
Electronic equipment, instruments & components	1.71
Energy equipment & services	4.98
Food products	1.70
Gas utilities	1.37
Health care equipment & supplies	7.06
Health care providers & services	4.77
Hotels, restaurants & leisure	4.11
Insurance	1.69
Internet software & services	4.29
IT services	0.71
Life sciences tools & services	1.72
Machinery	1.36
Media	2.32
Oil, gas & consumable fuels	2.41
Personal products	1.26
Professional services	1.13
Real estate investment trust (REIT)	3.14
Real estate management & development	0.67
Road & rail	1.57
Semiconductors & semiconductor equipment	0.87
Software	9.64
Specialty retail	2.65
Textiles, apparel & luxury goods	1.10
Trading companies & distributors	1.93

Total common stocks	95.64%
Short-term investment	4.30
Investment of cash collateral from securities loaned	3.80

Total investments	103.74%
Liabilities, in excess of cash and other assets	(3.74)

Net assets	100.00%

UBS Small-Cap Equity Relationship Fund — Portfolio of investments
 September 30, 2010 (unaudited)

Security description	Shares	Value

Common stocks — 95.64%
Aerospace & defense — 2.29%
Aerovironment, Inc.*(1)	40,500	$901,125
BE Aerospace, Inc.*	58,900	1,785,259

		2,686,384

Air freight & logistics — 1.17%
Hub Group, Inc., Class A*	46,900	1,372,294

Auto components — 1.74%
Tenneco, Inc.*	70,300	2,036,591

Building products — 2.38%
AO Smith Corp.	34,500	1,997,205
Armstrong World Industries, Inc.*	19,200	796,992

		2,794,197

Capital markets — 6.74%
Apollo Investment Corp.	139,365	1,425,704
Evercore Partners, Inc., Class A	62,200	1,779,542
Golub Capital BDC, Inc.	77,900	1,191,870
Lazard Ltd., Class A	20,400	715,632
Och-Ziff Capital Management Group LLC, Class A	91,400	1,361,860
PennantPark Investment Corp.	134,400	1,425,984

		7,900,592

Chemicals — 1.09%
Cytec Industries, Inc.	22,700	1,279,826

Commercial banks — 5.79%
Bank of Hawaii Corp.	24,200	1,087,064
City National Corp.	20,300	1,077,321
Cullen/Frost Bankers, Inc.	16,600	894,242
Prosperity Bancshares, Inc.	53,600	1,740,392
Webster Financial Corp.	60,800	1,067,648
Wilmington Trust Corp.	103,200	926,736

		6,793,403

Commercial services & supplies — 0.94%
InnerWorkings, Inc.*(1)	167,300	1,099,161

Communications equipment — 3.84%
CommScope, Inc.*	91,800	2,179,332
F5 Networks, Inc.*	10,300	1,069,243
Netgear, Inc.*	46,700	1,261,367

		4,509,942

Computers & peripherals — 0.73%
Smart Technologies, Inc., Class A*(1)	63,500	860,425

Construction & engineering — 1.37%
MasTec, Inc.*	155,100	1,600,632

Diversified consumer services — 2.48%
Coinstar, Inc.*(1)	42,300	1,818,477
Weight Watchers International, Inc.	35,000	1,091,650

		2,910,127

Electrical equipment — 0.92%
Regal-Beloit Corp.	18,400	1,079,896

Electronic equipment, instruments & components — 1.71%
Rofin-Sinar Technologies, Inc.*	78,800	1,999,944

Energy equipment & services — 4.98%
Bristow Group, Inc.*	39,100	1,410,728
Dawson Geophysical Co.*	39,200	1,044,680
Dril-Quip, Inc.*	20,369	1,265,119
Tetra Technologies, Inc.*	208,500	2,126,700

		5,847,227

Food products — 1.70%
Hain Celestial Group, Inc.*	59,800	1,434,004
Seneca Foods Corp., Class A*	21,227	555,935

		1,989,939

Gas utilities — 1.37%
AGL Resources, Inc.	41,900	1,607,284

Health care equipment & supplies — 7.06%
AngioDynamics, Inc.*	79,217	1,207,267
CONMED Corp.*	46,800	1,048,788
Cooper Cos., Inc.	36,300	1,677,786
Greatbatch, Inc.*	49,200	1,140,948
Integra LifeSciences Holdings Corp.*	45,400	1,791,484
Medical Action Industries, Inc.*	156,000	1,411,800

		8,278,073

Health care providers & services — 4.77%
Henry Schein, Inc.*	17,200	1,007,576
Owens & Minor, Inc.	58,750	1,672,025
Patterson Cos., Inc.	50,200	1,438,230
PSS World Medical, Inc.*	69,300	1,481,634

		5,599,465

Hotels, restaurants & leisure — 4.11%
Buffalo Wild Wings, Inc.*(1)	23,400	1,120,626
Life Time Fitness, Inc.*	22,600	892,022
O’Charleys, Inc.*	138,700	997,253
WMS Industries, Inc.*	47,700	1,815,939

		4,825,840

Insurance — 1.69%
SeaBright Holdings, Inc.	75,800	610,948
Tower Group, Inc.	24,200	565,070
Validus Holdings Ltd.	30,600	806,616

		1,982,634

Internet software & services — 4.29%
Art Technology Group, Inc.*	462,425	1,909,815
Digital River, Inc.*	43,300	1,473,932
ValueClick, Inc.*	126,400	1,653,312

		5,037,059

IT services — 0.71%
RightNow Technologies, Inc.*	42,000	827,400

Life sciences tools & services — 1.72%
Bio-Rad Laboratories, Inc., Class A*	22,300	2,018,373

Machinery — 1.36%
Pall Corp.	38,400	1,598,976

Media — 2.32%
Cinemark Holdings, Inc.	100,000	1,610,000
ReachLocal, Inc.*	80,600	1,110,668

		2,720,668

Oil, gas & consumable fuels — 2.41%
Alpha Natural Resources, Inc.*	33,100	1,362,065
Comstock Resources, Inc.*	65,000	1,461,850

		2,823,915

Personal products — 1.26%
Prestige Brands Holdings, Inc.*	149,861	1,482,126

Professional services — 1.13%
Heidrick & Struggles International, Inc.	67,800	1,320,744

Real estate investment trust (REIT) — 3.14%
American Campus Communities, Inc.	37,700	1,147,588
Cypress Sharpridge Investments, Inc.	42,000	560,700
Entertainment Properties Trust	32,600	1,407,668
MFA Financial, Inc.	74,900	571,487

		3,687,443

Real estate management & development — 0.67%
Hudson Pacific Properties, Inc.	48,200	789,034

Road & rail — 1.57%
Kansas City Southern*	49,300	1,844,313

Semiconductors & semiconductor equipment — 0.87%
ON Semiconductor Corp.*	141,300	1,018,773

Software — 9.64%
ANSYS, Inc.*	18,600	785,850
Blackboard, Inc.*(1)	23,600	850,544
Cadence Design Systems, Inc.*	204,000	1,556,520
Factset Research Systems, Inc.	8,500	689,605
Motricity, Inc.*(1)	110,700	1,329,507
NICE Systems Ltd. ADR*	33,400	1,045,086
Nuance Communications, Inc.*	83,000	1,298,120
RealPage, Inc.*	60,800	1,160,064
Solera Holdings, Inc.	24,500	1,081,920
SS&C Technologies Holdings, Inc.*(1)	55,300	873,740
Websense, Inc.*	36,200	642,188

		11,313,144

Specialty retail — 2.65%
Children’s Place Retail Stores, Inc.*	34,200	1,667,934
PetSmart, Inc.	41,300	1,445,500

		3,113,434

Textiles, apparel & luxury goods — 1.10%
True Religion Apparel, Inc.*	60,300	1,286,802

Trading companies & distributors — 1.93%
Beacon Roofing Supply, Inc.*	71,100	1,035,927
Interline Brands, Inc.*	67,800	1,223,112

		2,259,039

Total common stocks
(cost $94,633,983)		112,195,119

Short-term investment — 4.30%
Investment company — 4.30%
UBS Cash Management Prime Relationship Fund(2)
(cost $5,043,800)	5,043,800	5,043,800

Investment of cash collateral from securities loaned — 3.80%
UBS Private Money Market Fund LLC(2)
(cost $4,463,430)	4,463,430	4,463,430

Total investments — 103.74%
(cost $104,141,213)		121,702,349
Liabilities, in excess of cash and other assets — (3.74)%		(4,382,236)

Net assets — 100.00%		$117,320,113

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$20,343,695
Gross unrealized depreciation	(2,782,559)

Net unrealized appreciation of investments	$17,561,136

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2010.
(2)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Change in
					net unrealized		Income
				Net realized	appreciation/		earned from
		Purchases	Sales	gain during	(depreciation)		affiliate for
		during the	during the	the nine	during the		the nine
		nine months	nine months	months	nine months		months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/09	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10

UBS Cash Management Prime Relationship Fund	$5,049,080	$41,602,437	$41,607,717	$—	$—	$5,043,800	$6,715
UBS Private Money Market Fund LLC(a)	2,723,230	47,097,587	45,357,387	—	—	4,463,430	24,449

	$7,772,310	$88,700,024	$86,965,104	$—	$—	$9,507,230	$31,164

(a)	The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to Financials in the most recent shareholder report for further information.

ADR	American depositary receipt

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$112,195,119	$—	$—	$112,195,119
Short-term investment	—	5,043,800	—	5,043,800
Investment of cash collateral from securities loaned	—	4,463,430	—	4,463,430

Total	$112,195,119	$9,507,230	$—	$121,702,349

At September 30, 2010, there were no transfers between Level 1 and 2.

UBS U.S. Equity Alpha Relationship Fund

Industry diversification (unaudited)(1)
As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	3.38%
Air freight & logistics	1.82
Airlines	1.02
Auto components	1.76
Beverages	2.98
Biotechnology	2.28
Capital markets	2.39
Chemicals	2.63
Commercial banks	2.64
Communications equipment	2.11
Computers & peripherals	6.13
Containers & packaging	0.43
Diversified consumer services	1.10
Diversified financial services	4.37
Diversified telecommunication services	2.64
Electric utilities	5.91
Electronic equipment, instruments & components	0.66
Energy equipment & services	3.07
Food & staples retailing	2.16
Food products	1.01
Health care equipment & supplies	5.82
Health care providers & services	1.90
Hotels, restaurants & leisure	1.84
Household durables	1.98
Household products	3.41
Insurance	4.90
Internet & catalog retail	0.51
IT services	1.20
Machinery	6.69
Media	7.35
Metals & mining	0.65
Multi-utilities	0.84
Oil, gas & consumable fuels	9.37
Personal products	1.58
Pharmaceuticals	5.69
Road & rail	1.47
Semiconductors & semiconductor equipment	4.18
Software	6.96
Specialty retail	3.37

Total common stocks	120.20%
Investment company
SPDR S&P 500 ETF Trust	0.21
Short-term investment	0.95

Total investments before investments sold short	121.36%

Investments sold short
Common stocks
Aerospace & defense	(0.84)%
Automobiles	(0.72)
Capital markets	(0.48)
Computers & peripherals	(0.93)
Diversified telecommunication services	(0.88)
Electronic equipment, instruments & components	(0.64)
Food products	(1.40)
Health care equipment & supplies	(0.50)
Household products	(0.64)
Insurance	(0.71)
Internet & catalog retail	(1.30)
Internet software & services	(0.86)
Machinery	(0.76)
Media	(1.22)
Multiline retail	(0.80)
Multi-utilities	(1.98)
Oil, gas & consumable fuels	(1.40)
Pharmaceuticals	(0.82)
Semiconductors & semiconductor equipment.	(0.66)
Software	(0.81)
Specialty retail	(0.73)
Thrifts & mortgage finance	(0.52)
Trading companies & distributors	(0.70)
Water utilities	(1.24)

Total investments sold short	(21.54)%
Total investments, net of investments sold short	99.82%
Cash and other assets, less liabilities	0.18

Net assets	100.00%

(1)	Figures represent the industry breakdown of direct investments of the UBS U.S. Equity Alpha Relationship Fund. Figures would be different if a breakdown of the underlying investment company’s industry diversification was included.

UBS U.S. Equity Alpha Relationship Fund — Portfolio of investments
 September 30, 2010 (unaudited)

Security description	Shares	Value

Common stocks — 120.20%
Aerospace & defense — 3.38%
General Dynamics Corp.(1)	91,800	$5,765,958
Raytheon Co.(1)	79,300	3,624,803

		9,390,761

Air freight & logistics — 1.82%
FedEx Corp.(1)	59,100	5,053,050

Airlines — 1.02%
Southwest Airlines Co.(1)	217,600	2,844,032

Auto components — 1.76%
BorgWarner, Inc.*(1)	93,300	4,909,446

Beverages — 2.98%
PepsiCo, Inc.(1)	124,700	8,285,068

Biotechnology — 2.28%
Amgen, Inc.*(1)	35,700	1,967,427
Amylin Pharmaceuticals, Inc.*(1)	52,700	1,098,795
Genzyme Corp.*(1)	46,200	3,270,498

		6,336,720

Capital markets — 2.39%
Bank of New York Mellon Corp.(1)	172,295	4,502,069
Goldman Sachs Group, Inc.(1)	14,800	2,139,784

		6,641,853

Chemicals — 2.63%
Air Products & Chemicals, Inc.(1)	17,300	1,432,786
Dow Chemical Co.(1)	135,000	3,707,100
Monsanto Co.(1)	45,300	2,171,229

		7,311,115

Commercial banks — 2.64%
Wells Fargo & Co.(1)	292,300	7,345,499

Communications equipment — 2.11%
QUALCOMM, Inc.(1)	130,200	5,874,624

Computers & peripherals — 6.13%
Apple, Inc.*(1)	31,200	8,853,000
Hewlett-Packard Co.(1)	136,900	5,759,383
Seagate Technology*(1)	208,200	2,452,596

		17,064,979

Containers & packaging — 0.43%
Ball Corp.(1)	20,500	1,206,425

Diversified consumer services — 1.10%
Apollo Group, Inc., Class A*(1)	59,400	3,050,190

Diversified financial services — 4.37%
Bank of America Corp.(1)	338,100	4,432,491
JPMorgan Chase & Co.(1)	203,200	7,735,824

		12,168,315

Diversified telecommunication services — 2.64%
AT&T, Inc.(1)	257,100	7,353,060

Electric utilities — 5.91%
American Electric Power Co., Inc.(1)	157,800	5,717,094
Exelon Corp.(1)	154,900	6,595,642
FirstEnergy Corp.(1)	107,200	4,131,488

		16,444,224

Electronic equipment, instruments & components — 0.66%
Arrow Electronics, Inc.*(1)	69,100	1,847,043

Energy equipment & services — 3.07%
Baker Hughes, Inc.(1)	104,500	4,451,700
Noble Corp.(1)	121,000	4,088,590

		8,540,290

Food & staples retailing — 2.16%
Kroger Co.(1)	277,300	6,006,318

Food products — 1.01%
Kraft Foods, Inc., Class A(1)	90,700	2,799,002

Health care equipment & supplies — 5.82%
Baxter International, Inc.(1)	61,500	2,934,165
Boston Scientific Corp.*(1)	289,000	1,771,570
Covidien PLC(1)	124,400	4,999,636
Medtronic, Inc.(1)	119,500	4,012,810
Zimmer Holdings, Inc.*(1)	47,500	2,485,675

		16,203,856

Health care providers & services — 1.90%
UnitedHealth Group, Inc.(1)	150,900	5,298,099

Hotels, restaurants & leisure — 1.84%
Carnival Corp.(1)	133,700	5,108,677

Household durables — 1.98%
Fortune Brands, Inc.(1)	111,900	5,508,837

Household products — 3.41%
Procter & Gamble Co.(1)	158,000	9,475,260

Insurance — 4.90%
Aflac, Inc.(1)	100,500	5,196,855
MetLife, Inc.(1)	133,100	5,117,695
Principal Financial Group, Inc.(1)	128,100	3,320,352

		13,634,902

Internet & catalog retail — 0.51%
Amazon.com, Inc.*(1)	9,000	1,413,540

IT services — 1.20%
Visa, Inc., Class A(1)	45,100	3,349,126

Machinery — 6.69%
Dover Corp.(1)	77,800	4,061,938
Illinois Tool Works, Inc.(1)	116,900	5,496,638
PACCAR, Inc.(1)	102,900	4,954,635
Pall Corp.(1)	98,300	4,093,212

		18,606,423

Media — 7.35%
Comcast Corp., Class A(1)	453,600	8,201,088
Interpublic Group of Cos., Inc.*(1)	406,000	4,072,180
Time Warner, Inc.(1)	152,300	4,667,995
Viacom, Inc., Class B(1)	96,600	3,495,954

		20,437,217

Metals & mining — 0.65%
Steel Dynamics, Inc.(1)	127,400	1,797,614

Multi-utilities — 0.84%
MDU Resources Group, Inc.(1)	116,900	2,332,155

Oil, gas & consumable fuels — 9.37%
Anadarko Petroleum Corp.(1)	38,200	2,179,310
Exxon Mobil Corp.(1)	177,800	10,986,262
Hess Corp.(1)	43,400	2,565,808
Marathon Oil Corp.(1)	88,500	2,929,350
Peabody Energy Corp.(1)	55,400	2,715,154
Ultra Petroleum Corp.*(1)	111,600	4,684,968

		26,060,852

Personal products — 1.58%
Avon Products, Inc.(1)	136,800	4,392,648

Pharmaceuticals — 5.69%
Allergan, Inc.(1)	73,600	4,896,608
Johnson & Johnson(1)	86,500	5,359,540
Merck & Co., Inc.(1)	151,300	5,569,353

		15,825,501

Road & rail — 1.47%
Ryder System, Inc.(1)	95,600	4,088,812

Semiconductors & semiconductor equipment — 4.18%
Applied Materials, Inc.(1)	263,200	3,074,176
Broadcom Corp., Class A(1)	73,300	2,594,087
Intersil Corp., Class A(1)	181,200	2,118,228
Marvell Technology Group Ltd.*(1)	96,300	1,686,213
National Semiconductor Corp.(1)	169,500	2,164,515

		11,637,219

Software — 6.96%
Adobe Systems, Inc.*(1)	212,200	5,549,030
Autodesk, Inc.*(1)	169,800	5,428,506
Microsoft Corp.(1)	174,200	4,266,158
Symantec Corp.*(1)	271,600	4,120,172

		19,363,866

Specialty retail — 3.37%
GameStop Corp., Class A*(1)	154,800	3,051,108
Home Depot, Inc.(1)	67,300	2,132,064
Lowe’s Cos., Inc.(1)	188,200	4,194,978

		9,378,150

Total common stocks
(cost $310,576,317)		334,384,768

Investment company — 0.21%
SPDR S&P 500 ETF Trust
(cost $556,795)	5,000	570,600

Short-term investment — 0.95%
Investment company — 0.95%
UBS Cash Management Prime Relationship Fund(2)
(cost $2,647,875)	2,647,875	2,647,875

Total investments before investments sold short — 121.36%
(cost $313,780,987)		337,603,243

Investments sold short — (21.54)%
Common stocks — (21.54)%
Aerospace & defense — (0.84)%
Goodrich Corp.	(31,700)	(2,337,241)

Automobiles — (0.72)%
Ford Motor Co.	(164,700)	(2,015,928)

Capital markets — (0.48)%
Northern Trust Corp.	(27,900)	(1,345,896)

Computers & peripherals — (0.93)%
EMC Corp.	(55,600)	(1,129,236)
NetApp, Inc.	(29,000)	(1,443,910)

		(2,573,146)

Diversified telecommunication services — (0.88)%
Qwest Communications International, Inc.	(389,100)	(2,439,657)

Electronic equipment, instruments & components — (0.64)%
Avnet, Inc.	(66,300)	(1,790,763)

Food products — (1.40)%
Sara Lee Corp.	(148,700)	(1,997,041)
Tyson Foods, Inc., Class A	(119,200)	(1,909,584)

		(3,906,625)

Health care equipment & supplies — (0.50)%
Hospira, Inc.	(24,500)	(1,396,745)

Household products — (0.64)%
Church & Dwight Co., Inc.	(27,200)	(1,766,368)

Insurance — (0.71)%
Travelers Cos., Inc.	(38,000)	(1,979,800)

Internet & catalog retail — (1.30)%
NetFlix, Inc.	(22,300)	(3,616,168)

Internet software & services — (0.86)%
Akamai Technologies, Inc.	(47,500)	(2,383,550)

Machinery — (0.76)%
Ingersoll-Rand PLC	(59,100)	(2,110,461)

Media — (1.22)%
Discovery Communications, Inc., Class A	(39,800)	(1,733,290)
Lamar Advertising Co., Class A.	(52,600)	(1,673,732)

		(3,407,022

Multiline retail — (0.80)%
Dollar General Corp.	(75,800)	(2,217,150)

Multi-utilities — (1.98)%
Consolidated Edison, Inc.	(46,400)	(2,237,408)
Integrys Energy Group, Inc.	(39,300)	(2,045,958)
NSTAR	(31,300)	(1,231,655)

		(5,515,021

Oil, gas & consumable fuels — (1.40)%
Occidental Petroleum Corp.	(23,800)	(1,863,540)
Pioneer Natural Resources Co.	(31,300)	(2,035,439)

		(3,898,979

Pharmaceuticals — (0.82)%
Eli Lilly & Co.	(62,800)	(2,294,084)

Semiconductors & semiconductor equipment — (0.66)%
Novellus Systems, Inc.	(69,000)	(1,834,020)

Software — (0.81)%
BMC Software, Inc.	(55,600)	(2,250,688)

Specialty retail — (0.73)%
O’Reilly Automotive, Inc.	(37,900)	(2,016,280)

Thrifts & mortgage finance — (0.52)%
Hudson City Bancorp, Inc.	(117,300)	(1,438,098)

Trading companies & distributors — (0.70)%
WW Grainger, Inc.	(16,400)	(1,953,404)

Water utilities — (1.24)%
American Water Works Co., Inc.	(74,500)	(1,733,615)
Aqua America, Inc.	(83,700)	(1,707,480)

		(3,441,095)

Total investments sold short (proceeds $49,180,321)		(59,928,189)

Total investments, net of investments sold short — 99.82%
		277,675,054
Cash and other assets, less liabilities — 0.18%		510,594

Net assets — 100.00%		$278,185,648

Notes to portfolio of investments
Aggregate cost for federal income tax purposes before investments sold short was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$36,666,196
Gross unrealized depreciation	(12,843,940)

Net unrealized appreciation of investments	$23,822,256

*	Non-income producing security.
(1)	All or a portion of these securities have been segregated to cover open short positions.
(2)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/09	Purchases during the nine months ended 09/30/10	Sales during the nine months ended 09/30/10	Net realized gain during the nine months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the nine months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the nine months ended 09/30/10

UBS Cash Management Prime Relationship Fund	$2,989,526	$45,459,964	$45,801,615	$—	$—	$2,647,875	$4,999

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$334,384,768	$—	$—	$334,384,768
Common stocks sold short	(59,928,189)	—	—	(59,928,189)
Investment company	570,600	—	—	570,600
Short-term investment	—	2,647,875	—	2,647,875

Total	$275,027,179	$2,647,875	$—	$277,675,054

At September 30, 2010, there were no transfers between Level 1 and Level 2.

UBS U.S. Large Cap Equity Relationship Fund — Portfolio of investments

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	2.78%
Air freight & logistics	1.77
Airlines	0.99
Auto components	0.90
Beverages	2.13
Biotechnology	2.35
Capital markets	1.88
Chemicals	1.82
Commercial banks	2.20
Communications equipment	3.11
Computers & peripherals	5.60
Containers & packaging	0.50
Diversified consumer services	0.96
Diversified financial services	4.14
Diversified telecommunication services	2.25
Electric utilities	4.80
Energy equipment & services	2.57
Food & staples retailing	1.03
Health care equipment & supplies	4.01
Health care providers & services	1.98
Hotels, restaurants & leisure	1.86
Household durables	2.04
Household products	1.85
Insurance	4.30
IT services	1.09
Machinery	6.36
Media	5.98
Oil, gas & consumable fuels	8.50
Personal products	1.65
Pharmaceuticals	5.44
Road & rail	0.87
Semiconductors & semiconductor equipment	3.37
Software	5.85
Specialty retail	2.18

Total common stocks	99.11%
Short-term investment	2.32

Total investments	101.43%
Liabilities, in excess of cash and other assets	(1.43)

Net assets	100.00%

UBS U.S. Large Cap Equity Relationship Fund – Portfolio of investments
September 30, 2010 (unaudited)

Security description	Shares	Value

Common stocks — 99.11%
Aerospace & defense — 2.78%
General Dynamics Corp.	19,100	$1,199,671
Raytheon Co.	11,600	530,236

		1,729,907

Air freight & logistics — 1.77%
FedEx Corp.	12,900	1,102,950

Airlines — 0.99%
Southwest Airlines Co.	47,200	616,904

Auto components — 0.90%
BorgWarner, Inc.*	10,600	557,772

Beverages — 2.13%
PepsiCo, Inc.	20,000	1,328,800

Biotechnology — 2.35%
Amgen, Inc.*	8,500	468,435
Amylin Pharmaceuticals, Inc.*	11,800	246,030
Genzyme Corp.*	10,600	750,374

		1,464,839

Capital markets — 1.88%
Bank of New York Mellon Corp.	26,600	695,058
Goldman Sachs Group, Inc.	3,300	477,114

		1,172,172

Chemicals — 1.82%
Dow Chemical Co.	27,400	752,404
Monsanto Co.	8,000	383,440

		1,135,844

Commercial banks — 2.20%
Wells Fargo & Co.	54,500	1,369,585

Communications equipment — 3.11%
Cisco Systems, Inc.*	41,800	915,420
QUALCOMM, Inc.	22,600	1,019,712

		1,935,132

Computers & peripherals — 5.60%
Apple, Inc.*	6,800	1,929,500
Hewlett-Packard Co.	25,300	1,064,371
Seagate Technology PLC*	41,800	492,404

		3,486,275

Containers & packaging — 0.50%
Ball Corp.	5,300	311,905

Diversified consumer services — 0.96%
Apollo Group, Inc., Class A*	11,700	600,795

Diversified financial services — 4.14%
Bank of America Corp.	79,200	1,038,312
JPMorgan Chase & Co.	40,500	1,541,835

		2,580,147

Diversified telecommunication services — 2.25%
AT&T, Inc.	49,100	1,404,260

Electric utilities — 4.80%
American Electric Power Co., Inc.	32,200	1,166,606
Exelon Corp.	27,000	1,149,660
FirstEnergy Corp.	17,400	670,596

		2,986,862

Energy equipment & services — 2.57%
Baker Hughes, Inc.	20,500	873,300
Noble Corp.	21,500	726,485

		1,599,785

Food & staples retailing — 1.03%
Kroger Co.	29,700	643,302

Health care equipment & supplies — 4.01%
Baxter International, Inc.	12,700	605,917
Boston Scientific Corp.*	45,600	279,528
Covidien PLC	24,300	976,617
Medtronic, Inc.	19,000	638,020

		2,500,082

Health care providers & services — 1.98%
UnitedHealth Group, Inc.	22,400	786,464
WellPoint, Inc.*	7,900	447,456

		1,233,920

Hotels, restaurants & leisure — 1.86%
Carnival Corp.	30,300	1,157,763

Household durables — 2.04%
Fortune Brands, Inc.	25,800	1,270,134

Household products — 1.85%
Procter & Gamble Co.	19,200	1,151,424

Insurance — 4.30%
Aflac, Inc.	23,300	1,204,843
MetLife, Inc.	22,300	857,435
Principal Financial Group, Inc.	23,800	616,896

		2,679,174

IT services — 1.09%
Visa, Inc., Class A	9,100	675,766

Machinery — 6.36%
Dover Corp.	19,400	1,012,874
Illinois Tool Works, Inc.	24,200	1,137,884
PACCAR, Inc.	22,850	1,100,227
Pall Corp.	17,000	707,880

		3,958,865

Media — 5.98%
Comcast Corp., Class A	82,100	1,484,368
Interpublic Group of Cos., Inc.*	81,700	819,451
Time Warner, Inc.	23,600	723,340
Viacom, Inc., Class B	19,200	694,848

		3,722,007

Oil, gas & consumable fuels — 8.50%
Anadarko Petroleum Corp.	1,200	68,460
Exxon Mobil Corp.	37,000	2,286,230
Hess Corp.	12,500	739,000
Marathon Oil Corp.	21,700	718,270
Peabody Energy Corp.	11,400	558,714
Ultra Petroleum Corp.*	22,000	923,560

		5,294,234

Personal products — 1.65%
Avon Products, Inc.	32,000	1,027,520

Pharmaceuticals — 5.44%
Allergan, Inc.	15,500	1,031,215
Johnson & Johnson	22,500	1,394,100
Merck & Co., Inc.	26,100	960,741

		3,386,056

Road & rail — 0.87%
Ryder System, Inc.	12,700	543,179

Semiconductors & semiconductor equipment — 3.37%
Applied Materials, Inc.	30,300	353,904
Broadcom Corp., Class A	17,300	612,247
Intersil Corp., Class A	20,000	233,800
Marvell Technology Group Ltd.*	28,300	495,533
National Semiconductor Corp.	31,500	402,255

		2,097,739

Software — 5.85%
Adobe Systems, Inc.*	41,500	1,085,225
Autodesk, Inc.*	28,900	923,933
Microsoft Corp.	40,400	989,396
Symantec Corp.*	42,600	646,242

		3,644,796

Specialty retail — 2.18%
GameStop Corp., Class A*	27,700	545,967
Lowe’s Cos., Inc.	36,300	809,127

		1,355,094

Total common stocks (cost $57,224,423)		61,724,989

Short-term investment — 2.32%
Investment company — 2.32%
UBS Cash Management Prime Relationship Fund(1) (cost $1,441,715)	1,441,715	1,441,715

Total investments — 101.43% (cost $58,666,138)		63,166,704
Liabilities, in excess of cash and other assets — (1.43)%		(891,540)

Net assets — 100.00%		$62,275,164

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$ 6,973,305
Gross unrealized depreciation	(2,472,739)

Net unrealized appreciation of investments	$ 4,500,566

*	Non-income producing security.
(1)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Change in
					net unrealized		Income
				Net realized	appreciation/		earned from
		Purchases	Sales	gain during	(depreciation)		affiliate for
		during the	during the	the nine	during the		the nine
		nine months	nine months	months	nine months		months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/09	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10

UBS Cash Management Prime Relationship Fund	$713,789	$9,124,357	$8,396,431	$—	$—	$1,441,715	$1,494

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$61,724,989	$—	$—	$61,724,989
Short-term investment	—	1,441,715	—	1,441,715

Total	$61,724,989	$1,441,715	$—	$63,166,704

At September 30, 2010, there were no transfers between Level 1 and Level 2.

UBS U.S. Large Cap Growth Equity Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2010

Common stocks
Aerospace & defense	2.38%
Air freight & logistics	1.09
Capital markets	2.42
Chemicals	5.54
Communications equipment	8.16
Computers & peripherals	11.55
Diversified consumer services	0.54
Diversified financial services	2.80
Electrical equipment	1.24
Energy equipment & services	0.86
Food products	4.10
Health care equipment & supplies	1.92
Health care providers & services	2.99
Hotels, restaurants & leisure	6.10
Household products	0.65
Internet & catalog retail	7.80
Internet software & services	5.63
IT services	5.79
Life sciences tools & services	1.22
Machinery	4.03
Media	2.44
Oil, gas & consumable fuels	5.43
Pharmaceuticals	3.62
Professional services	0.87
Road & rail	1.32
Software	3.48
Textiles, apparel & luxury goods	1.29
Wireless telecommunication services	3.91

Total common stocks	99.17%
Short-term investment	0.54
Investment of cash collateral from securities loaned	0.16

Total investments	99.87%
Cash and other assets, less liabilities	0.13

Net assets	100.00%

UBS U.S. Large Cap Growth Equity Relationship Fund — Portfolio of investments
 September 30, 2010 (unaudited)

Security description	Shares	Value

Common stocks — 99.17%
Aerospace & defense — 2.38%
United Technologies Corp.	41,200	$2,934,676

Air freight & logistics — 1.09%
C.H. Robinson Worldwide, Inc.	19,300	1,349,456

Capital markets — 2.42%
BlackRock, Inc.	7,500	1,276,875
Goldman Sachs Group, Inc.	11,800	1,706,044

		2,982,919

Chemicals — 5.54%
Mosaic Co.	33,800	1,986,088
Praxair, Inc.	26,300	2,373,838
Sherwin-Williams Co.	32,900	2,472,106

		6,832,032

Communications equipment — 8.16%
Cisco Systems, Inc.*	200,400	4,388,760
Juniper Networks, Inc.*	57,900	1,757,265
QUALCOMM, Inc.	86,700	3,911,904

		10,057,929

Computers & peripherals — 11.55%
Apple, Inc.*	31,500	8,938,125
EMC Corp.*	174,700	3,548,157
NetApp, Inc.*	35,200	1,752,608

		14,238,890

Diversified consumer services — 0.54%
Apollo Group, Inc., Class A*	12,900	662,415

Diversified financial services — 2.80%
CME Group, Inc.	6,000	1,562,700
IntercontinentalExchange, Inc.*	18,000	1,884,960

		3,447,660

Electrical equipment — 1.24%
Roper Industries, Inc.	23,500	1,531,730

Energy equipment & services — 0.86%
Schlumberger Ltd.	17,200	1,059,692

Food products — 4.10%
General Mills, Inc.	57,500	2,101,050
Kellogg Co.	58,400	2,949,784

		5,050,834

Health care equipment & supplies — 1.92%
Covidien PLC	58,900	2,367,191

Health care providers & services — 2.99%
Express Scripts, Inc.*	30,900	1,504,830
Medco Health Solutions, Inc.*	41,800	2,176,108

		3,680,938

Hotels, restaurants & leisure — 6.10%
International Game Technology	109,500	1,582,275
Las Vegas Sands Corp.*	41,000	1,428,850
McDonald’s Corp.	60,500	4,507,855

		7,518,980

Household products — 0.65%
Colgate-Palmolive Co.	10,400	799,344

Internet & catalog retail — 7.80%
Amazon.com, Inc.*	41,000	6,439,460
Priceline.com, Inc.*	9,100	3,169,894

		9,609,354

Internet software & services — 5.63%
Baidu, Inc. ADR*	15,400	1,580,348
Google, Inc., Class A*	10,200	5,363,058

		6,943,406

IT services — 5.79%
MasterCard, Inc., Class A	14,751	3,304,224
Teradata Corp.*	45,500	1,754,480
Visa, Inc., Class A	27,905	2,072,226

		7,130,930

Life sciences tools & services — 1.22%
Life Technologies Corp*	32,100	1,498,749

Machinery — 4.03%
Danaher Corp.	37,100	1,506,631
Illinois Tool Works, Inc.	47,300	2,224,046
Parker Hannifin Corp.	17,600	1,233,056

		4,963,733

Media — 2.44%
Discovery Communications, Inc., Class A*(1)	47,600	2,072,980
Focus Media Holding Ltd. ADR*	38,500	935,550

		3,008,530

Oil, gas & consumable fuels — 5.43%
Anadarko Petroleum Corp.	28,500	1,625,925
Apache Corp.	12,600	1,231,776
Concho Resources, Inc.*	24,400	1,614,548
Occidental Petroleum Corp.	21,100	1,652,130
Southwestern Energy Co.*	16,900	565,136

		6,689,515

Pharmaceuticals — 3.62%
Allergan, Inc.	67,100	4,464,163

Professional services — 0.87%
Verisk Analytics, Inc., Class A*	38,100	1,067,181

Road & rail — 1.32%
Union Pacific Corp.	19,900	1,627,820

Software — 3.48%
Oracle Corp.	93,000	2,497,050
Red Hat, Inc.*	43,600	1,787,600

		4,284,650

Textiles, apparel & luxury goods — 1.29%
NIKE, Inc., Class B	19,800	1,586,772

Wireless telecommunication services — 3.91%
American Tower Corp., Class A*	24,300	1,245,618
Crown Castle International Corp.*	81,000	3,576,150

		4,821,768

Total common stocks
(cost $105,838,946)		122,211,257

Short-term investment — 0.54%
Investment company — 0.54%
UBS Cash Management Prime Relationship Fund(2)
(cost $668,604)	668,604	668,604

Investment of cash collateral from securities loaned — 0.16%
UBS Private Money Market Fund LLC(2)
(cost $195,800)	195,800	195,800

Total investments — 99.87%
(cost $106,703,350)		123,075,661
Cash and other assets, less liabilities — 0.13%		159,097

Net assets — 100.00%		$123,234,758

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$17,764,800
Gross unrealized depreciation	(1,392,489)

Net unrealized appreciation of investments	$16,372,311

*	Non-income producing security.
(1)	Security, or portion thereof, was on loan at September 30, 2010.
(2)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Change in
					net unrealized		Income
				Net realized	appreciation/		earned from
		Purchases	Sales	gain during	(depreciation)		affiliate for
		during the	during the	the nine	during the		the nine
		nine months	nine months	months	nine months		months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/09	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10

UBS Cash Management Prime Relationship Fund	$726,786	$28,171,797	$28,229,979	$—	$—	$668,604	$2,383
UBS Private Money Market Fund LLC(a)	—	1,109,900	914,100	—	—	195,800	434

	$726,786	$29,281,697	$29,144,079	$—	$—	$864,404	$2,817

(a)	The adviser does earn a management fee from this affiliated fund, and any income earned is net of expenses. Please see the Notes to Financials in the most recent shareholder report for further information.

ADR	American depositary receipt.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Common stocks	$122,211,257	$—	$—	$122,211,257
Short-term investment	—	668,604	—	668,604
Investment of cash collateral from securities loaned	—	195,800	—	195,800

Total	$122,211,257	$864,404	$—	$123,075,661

At September 30, 2010, there were no transfers between Level 1 and Level 2.

UBS Credit Bond Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2010

Bonds
Corporate bonds
Aerospace & defense	1.08%
Automobiles	0.48
Banks	0.16
Beverages	2.08
Biotechnology	0.89
Building products	0.52
Capital markets	5.72
Chemicals	0.56
Commercial banks	9.44
Commercial services & supplies	1.42
Communications equipment	0.56
Computers & peripherals	1.43
Consumer finance	0.99
Diversified financial services	10.13
Diversified telecommunication services	5.53
Electric utilities	5.95
Energy equipment & services	0.89
Food & staples retailing	1.54
Food products	1.84
Health care providers & services	2.80
Healthcare equipment & supplies	0.34
Household durables	0.21
Household products	0.24
Insurance	3.74
Leisure equipment & products	0.32
Media	5.28
Metals & mining	1.54
Multi-utilities	0.86
Office electronics	0.61
Oil, gas & consumable fuels	10.89
Paper & forest products	0.10
Personal products	0.34
Pharmaceuticals	2.92
Real estate investment trust (REIT)	0.36
Road & rail	0.90
Software	0.27
Specialty retail	0.43
Telecommunications	0.04
Tobacco	1.25
Wireless telecommunication services	2.26

Total corporate bonds	86.91%
Asset-backed security	0.32
Collateralized debt obligation	0.10
Municipal bonds	3.24
US government obligations	1.67
Non US-government obligations	4.22
Supranational bond	1.47

Total bonds	97.93%
Preferred stock	0.02
Short-term investment	0.76

Total investments	98.71%
Cash and other assets, less liabilities	1.29

Net assets	100.00%

UBS Credit Bond Relationship Fund — Portfolio of investments
 September 30, 2010 (unaudited)

	Face
Security description	amount	Value

Bonds — 97.93%
Corporate bonds — 86.91%
Australia — 0.81%
Rio Tinto Finance USA Ltd.,
9.000%, due 05/01/19	$2,700,000	$3,767,799

Austria — 0.82%
Oesterreichische Kontrollbank AG,
1.875%, due 03/21/12	3,750,000	3,814,267

Bermuda — 0.12%
Validus Holdings Ltd.,
8.875%, due 01/26/40	500,000	545,586

Canada — 1.53%
Cenovus Energy, Inc.,
4.500%, due 09/15/14	2,900,000	3,192,520
EnCana Corp.,
6.500%, due 05/15/19	1,515,000	1,854,487
Teck Resources Ltd.,
10.750%, due 05/15/19	586,000	737,950
TransCanada PipeLines Ltd.,
7.625%, due 01/15/39	1,015,000	1,353,536

Total Canada corporate bonds		7,138,493

Cayman Islands — 1.25%
Petrobras International Finance Co.,
5.875%, due 03/01/18	1,000,000	1,111,194
Transocean, Inc.,
6.800%, due 03/15/38	2,910,000	2,983,943
Vale Overseas Ltd.,
6.875%, due 11/10/39	1,500,000	1,718,942

Total Cayman Islands corporate bonds		5,814,079

Germany — 0.57%
Deutsche Bank AG,
3.875%, due 08/18/14	2,500,000	2,673,385

Isle of Man — 0.23%
AngloGold Ashanti Holdings PLC,
5.375%, due 04/15/20	1,000,000	1,057,884

Luxembourg — 1.72%
Covidien International Finance SA,
4.200%, due 06/15/20	1,140,000	1,215,028
Enel Finance International SA,
3.875%, due 10/07/14(1)	1,100,000	1,152,724
Telecom Italia Capital SA,
5.250%, due 11/15/13	4,895,000	5,259,173
6.375%, due 11/15/33	375,000	369,929

Total Luxembourg corporate bonds		7,996,854

Malaysia — 0.25%
Petronas Capital Ltd.,
5.250%, due 08/12/19(1)	1,055,000	1,178,789

Mexico — 0.40%
America Movil SAB de CV,
3.625%, due 03/30/15	1,500,000	1,562,311
5.000%, due 03/30/20	275,000	296,598

Total Mexico corporate bonds		1,858,909

Netherlands — 1.69%
EDP Finance BV,
6.000%, due 02/02/18(1)	1,325,000	1,363,014
Shell International Finance BV,
1.875%, due 03/25/13	2,430,000	2,487,314
3.100%, due 06/28/15	1,375,000	1,447,564
Siemens Financieringsmaatschappij NV,
6.125%, due 08/17/26(1)	1,100,000	1,293,114
Volkswagen International Finance NV,
1.625%, due 08/12/13(1)	1,270,000	1,276,607

Total Netherlands corporate bonds		7,867,613

Netherlands Antilles — 0.61%
Teva Pharmaceutical Finance II BV,
3.000%, due 06/15/15	2,700,000	2,824,438

Qatar — 0.79%
Qtel International Finance Ltd.,
7.875%, due 06/10/19(1)	1,900,000	2,299,025
Ras Laffan Liquefied Natural Gas Co. Ltd. III,
5.500%, due 09/30/14(1)	1,250,000	1,368,750

Total Qatar corporate bonds		3,667,775

South Korea — 0.98%
Export-Import Bank of Korea,
5.875%, due 01/14/15	4,075,000	4,556,314

Spain — 0.60%
Telefonica Emisiones SAU,
6.221%, due 07/03/17	2,225,000	2,597,841
7.045%, due 06/20/36	150,000	179,610

Total Spain corporate bonds		2,777,451

Switzerland — 0.68%
Credit Suisse,
6.000%, due 02/15/18	2,850,000	3,147,443

United Kingdom — 3.19%
AstraZeneca PLC,
6.450%, due 09/15/37	1,100,000	1,384,879
Barclays Bank PLC,
6.750%, due 05/22/19	1,000,000	1,188,367
BP Capital Markets PLC,
3.125%, due 10/01/15	805,000	809,229
3.875%, due 03/10/15	3,030,000	3,152,491
5.250%, due 11/07/13	550,000	599,022
British Telecommunications PLC,
9.875%, due 12/15/30	1,200,000	1,670,836
Diageo Capital PLC,
4.828%, due 07/15/20	2,000,000	2,245,976
Royal Bank of Scotland Group PLC,
5.625%, due 08/24/20	1,175,000	1,231,945
Standard Chartered Bank PLC,
3.850%, due 04/27/15(1)	1,000,000	1,043,040
Vodafone Group PLC,
5.625%, due 02/27/17	1,300,000	1,487,656

Total United Kingdom corporate bonds		14,813,441

United States — 70.67%
Abbey National Capital Trust I,
8.963%, due 06/30/30(2),(3)	685,000	745,602
Aetna, Inc.,
6.500%, due 09/15/18	3,050,000	3,621,280
Allergan, Inc.,
5.750%, due 04/01/16	1,390,000	1,650,061
Allied Waste North America, Inc.,
6.875%, due 06/01/17	2,300,000	2,538,625
Allstate Corp.,
7.450%, due 05/16/19	785,000	980,746
Ally Financial, Inc.,
6.875%, due 09/15/11	585,000	603,281
Altria Group, Inc.,
9.950%, due 11/10/38	1,605,000	2,312,717
Ameren Corp.,
8.875%, due 05/15/14	1,000,000	1,158,436
American Express Credit Corp.,
5.875%, due 05/02/13	3,025,000	3,329,303
American International Group, Inc.,
6.250%, due 05/01/36	1,675,000	1,624,750
Amgen, Inc.,
6.400%, due 02/01/39	1,070,000	1,295,527
Anadarko Petroleum Corp.,
5.950%, due 09/15/16	2,175,000	2,374,946
Anheuser-Busch InBev Worldwide, Inc.,
4.125%, due 01/15/15	3,250,000	3,498,489
5.000%, due 04/15/20	1,300,000	1,432,449
Apache Corp.,
5.100%, due 09/01/40	1,550,000	1,559,379
AT&T, Inc.,
5.350%, due 09/01/40(1)	1,299,000	1,305,120
BAE Systems Holdings, Inc.,
4.950%, due 06/01/14(1)	675,000	744,875
6.375%, due 06/01/19(1)	800,000	944,220

Bank of America Corp.,
5.420%, due 03/15/17	4,240,000	4,342,188
7.625%, due 06/01/19	2,875,000	3,409,325
Bear Stearns Cos. LLC,
7.250%, due 02/01/18	7,575,000	9,227,373
Boeing Co.,
5.000%, due 03/15/14	2,125,000	2,391,129
Bottling Group LLC,
6.950%, due 03/15/14	2,100,000	2,489,626
Bristol-Myers Squibb Co.,
5.875%, due 11/15/36	1,025,000	1,187,968
Browning-Ferris Industries, Inc.,
7.400%, due 09/15/35	980,000	1,214,292
Cameron International Corp.,
7.000%, due 07/15/38	1,000,000	1,155,310
Capital One Bank USA N.A.,
8.800%, due 07/15/19	2,570,000	3,284,624
Capital One Capital VI,
8.875%, due 05/15/40	550,000	577,500
CareFusion Corp.,
5.125%, due 08/01/14	1,425,000	1,571,689
Caterpillar Financial Services Corp.,
5.450%, due 04/15/18	975,000	1,130,298
6.125%, due 02/17/14	1,260,000	1,448,395
CenturyLink, Inc.,
7.600%, due 09/15/39	725,000	709,364
Cisco Systems, Inc.,
5.900%, due 02/15/39	2,265,000	2,617,649
Citigroup, Inc.,
6.125%, due 05/15/18	11,225,000	12,246,610
CNA Financial Corp.,
5.875%, due 08/15/20	525,000	535,326
Comcast Corp.,
6.300%, due 11/15/17	5,365,000	6,330,212
ConocoPhillips,
6.500%, due 02/01/39	1,590,000	1,991,567
CSX Corp.,
6.220%, due 04/30/40	2,450,000	2,812,830
Daimler Finance North America LLC,
8.500%, due 01/18/31	1,625,000	2,233,642
DirecTV Holdings LLC,
6.000%, due 08/15/40	900,000	929,497
7.625%, due 05/15/16	3,680,000	4,103,200
Discover Bank,
8.700%, due 11/18/19	550,000	648,975
Discovery Communications LLC,
3.700%, due 06/01/15	1,475,000	1,562,965
Dominion Resources, Inc., Series B,
5.950%, due 06/15/35	1,575,000	1,788,642
6.300%, due 09/30/66(2)	630,000	595,350
Dow Chemical Co.,
8.550%, due 05/15/19	1,250,000	1,578,362
DTE Energy Co.,
6.350%, due 06/01/16	1,400,000	1,637,705
Duke Energy Carolinas LLC, Series A,
6.000%, due 12/01/28	1,550,000	1,776,049
El Paso Pipeline Partners Operating Co LLC,
6.500%, due 04/01/20	1,050,000	1,133,498
Energy Transfer Partners LP,
5.950%, due 02/01/15	1,585,000	1,760,914
Enterprise Products Operating LLC,
3.700%, due 06/01/15	1,500,000	1,574,556
6.875%, due 03/01/33	1,575,000	1,787,871
ERAC USA Finance Co.,
7.000%, due 10/15/37(1)	1,290,000	1,486,143
ERP Operating LP, REIT,
5.750%, due 06/15/17	1,500,000	1,689,087
Exelon Generation Co. LLC,
5.350%, due 01/15/14	1,060,000	1,175,398
Express Scripts, Inc.,
6.250%, due 06/15/14	1,135,000	1,303,097
Fidelity National Financial, Inc.,
6.600%, due 05/15/17	500,000	515,948
FirstEnergy Solutions Corp.,
6.800%, due 08/15/39	1,700,000	1,713,141
Fortune Brands, Inc.,
6.375%, due 06/15/14	1,000,000	1,134,580
Freeport-McMoRan Copper & Gold, Inc.,
8.375%, due 04/01/17	850,000	948,812
General Electric Capital Corp.,
5.875%, due 01/14/38	4,850,000	4,925,757
5.900%, due 05/13/14	2,700,000	3,058,031

Genzyme Corp.,
3.625%, due 06/15/15(1)	1,100,000	1,166,495
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38	1,050,000	1,305,220
Goldman Sachs Group, Inc.,
6.150%, due 04/01/18	7,580,000	8,407,819
Hasbro, Inc.,
6.350%, due 03/15/40	1,450,000	1,491,167
Hewlett-Packard Co.,
4.750%, due 06/02/14	1,750,000	1,961,578
Home Depot, Inc.,
5.250%, due 12/16/13	1,800,000	2,008,438
HSBC Bank USA N.A.,
4.875%, due 08/24/20	850,000	886,550
5.625%, due 08/15/35	1,995,000	2,014,894
International Business Machines Corp.,
5.700%, due 09/14/17	2,175,000	2,598,007
5.875%, due 11/29/32	1,775,000	2,089,938
International Lease Finance Corp.,
6.625%, due 11/15/13	2,000,000	2,005,000
International Paper Co.,
9.375%, due 05/15/19	365,000	473,509
JP Morgan Chase Capital XXV, Series Y,
6.800%, due 10/01/37	2,990,000	3,039,075
JP Morgan Chase Capital XXVII, Series AA,
7.000%, due 11/01/39	500,000	513,337
Kellogg Co.,
4.450%, due 05/30/16	1,505,000	1,689,481
KeyCorp,
3.750%, due 08/13/15	1,375,000	1,402,917
Kinder Morgan Energy Partners LP,
5.800%, due 03/15/35	1,695,000	1,699,339
Kraft Foods, Inc.,
6.500%, due 08/11/17	2,100,000	2,515,932
6.750%, due 02/19/14	2,550,000	2,965,156
Kroger Co.,
6.900%, due 04/15/38	1,025,000	1,268,021
Lehman Brothers Holdings, Inc.,
6.875%, due 05/02/18(4)	7,040,000	1,654,400
Life Technologies Corp.,
6.000%, due 03/01/20	1,475,000	1,670,898
Lockheed Martin Corp.,
5.500%, due 11/15/39	875,000	964,614
Loews Corp.,
6.000%, due 02/01/35	325,000	333,815
Marathon Oil Corp.,
7.500%, due 02/15/19	1,275,000	1,632,631
Massachusetts Mutual Life Insurance Co.,
8.875%, due 06/01/39(1)	775,000	1,059,085
Mead Johnson Nutrition Co.,
3.500%, due 11/01/14	1,500,000	1,582,137
Merck & Co., Inc.,
6.550%, due 09/15/37	700,000	904,655
Merrill Lynch & Co., Inc.,
6.875%, due 04/25/18	4,475,000	5,019,590
MetLife, Inc.,
6.400%, due 12/15/36	1,035,000	967,725
MidAmerican Energy Holding Co.,
5.950%, due 05/15/37	1,425,000	1,602,925
Morgan Stanley,
5.500%, due 01/26/20	925,000	950,762
6.625%, due 04/01/18	9,875,000	10,947,968
Mosaic Co.,
7.375%, due 12/01/14(1)	1,000,000	1,042,196
Motiva Enterprises LLC,
5.750%, due 01/15/20(1)	1,000,000	1,143,736
National Rural Utilities Cooperative
Finance Corp.,
10.375%, due 11/01/18	330,000	472,565
Nationwide Mutual Insurance Co.,
8.250%, due 12/01/31(1)	1,500,000	1,603,214
NBC Universal,
3.650%, due 04/30/15(1)	3,000,000	3,166,668
News America, Inc.,
6.200%, due 12/15/34	675,000	729,185
Nisource Finance Corp.,
10.750%, due 03/15/16	1,500,000	1,981,323
Norfolk Southern Corp.,
5.750%, due 04/01/18	880,000	1,030,487
NuStar Logistics LP,
7.650%, due 04/15/18	2,280,000	2,767,836

Oncor Electric Delivery Co. LLC,
6.800%, due 09/01/18	1,975,000	2,419,033
ONEOK, Inc.,
6.000%, due 06/15/35	1,070,000	1,106,665
Oracle Corp.,
6.500%, due 04/15/38	1,000,000	1,242,138
Owens Corning,
6.500%, due 12/01/16	2,250,000	2,434,216
Pacific Bell Telephone Co.,
7.125%, due 03/15/26	4,000,000	4,745,344
Pacific Gas & Electric Co.,
6.050%, due 03/01/34	975,000	1,105,313
Pacific Life Insurance Co.,
9.250%, due 06/15/39(1)	900,000	1,137,270
Pemex Project Funding Master Trust,
5.750%, due 03/01/18	1,450,000	1,589,103
Pfizer, Inc.,
6.200%, due 03/15/19	810,000	997,317
Philip Morris International, Inc.,
5.650%, due 05/16/18	1,125,000	1,317,157
PPL Energy Supply LLC, Series A,
6.400%, due 11/01/11	2,480,000	2,617,938
Principal Financial Group, Inc.,
7.875%, due 05/15/14	3,900,000	4,620,521
Progress Energy, Inc.,
7.050%, due 03/15/19	1,275,000	1,580,541
Prudential Financial, Inc.,
Series B, 7.375%, due 06/15/19	600,000	730,890
Series C, 3.625%, due 09/17/12	930,000	966,465
Series D, 5.400%, due 06/13/35	425,000	410,361
PSEG Power LLC,
6.950%, due 06/01/12	2,000,000	2,190,898
8.625%, due 04/15/31	1,150,000	1,555,995
Public Service Electric & Gas,
2.700%, due 05/01/15	1,600,000	1,669,584
Qwest Corp.,
6.875%, due 09/15/33	2,075,000	2,049,062
7.625%, due 06/15/15	605,000	689,700
Republic Services, Inc.,
6.200%, due 03/01/40	500,000	565,176
Reynolds American, Inc.,
7.625%, due 06/01/16	1,875,000	2,199,493
Roche Holdings, Inc.,
5.000%, due 03/01/14(1)	1,400,000	1,565,285
Safeway, Inc.,
5.800%, due 08/15/12	1,000,000	1,081,254
SBA Tower Trust,
4.254%, due 04/15/15(1)	1,765,000	1,876,781
SC Johnson & Son, Inc.,
4.800%, due 09/01/40(1)	1,000,000	985,888
SLM Corp.,
8.000%, due 03/25/20	1,225,000	1,215,602
Southwestern Electric Power Co.,
6.450%, due 01/15/19	2,250,000	2,564,082
Spectra Energy Capital LLC,
6.250%, due 02/15/13	1,900,000	2,068,055
Sprint Capital Corp.,
6.875%, due 11/15/28	1,165,000	1,065,975
SunTrust Bank,
7.250%, due 03/15/18	1,905,000	2,166,480
Swiss Re Solutions Holding Corp.,
7.000%, due 02/15/26	1,230,000	1,355,146
Time Warner Cable, Inc.,
6.750%, due 07/01/18	3,340,000	3,983,408
Time Warner, Inc.,
3.150%, due 07/15/15	2,075,000	2,150,798
7.625%, due 04/15/31	1,275,000	1,580,796
Union Pacific Corp.,
5.780%, due 07/15/40(1)	300,000	330,552
UnitedHealth Group, Inc.,
6.875%, due 02/15/38	1,550,000	1,854,538
Valero Energy Corp.,
4.500%, due 02/01/15	1,840,000	1,966,719
6.125%, due 02/01/20	1,120,000	1,220,693
6.625%, due 06/15/37	665,000	667,822
7.500%, due 04/15/32	1,510,000	1,646,613
Verizon Communications, Inc.,
5.250%, due 04/15/13	1,000,000	1,103,491
6.900%, due 04/15/38	310,000	376,855
Verizon New York, Inc., Series B,
7.375%, due 04/01/32	2,320,000	2,737,512
Verizon Wireless Capital LLC,
8.500%, due 11/15/18	2,935,000	3,996,384
Wachovia Bank N.A.,
5.850%, due 02/01/37	4,100,000	4,213,078

Wachovia Capital Trust III,
5.800%, due 03/15/11(2),(3)	1,000,000	877,500
Wal-Mart Stores, Inc.,
3.625%, due 07/08/20	1,140,000	1,191,592
6.500%, due 08/15/37	2,935,000	3,662,806
Washington Mutual Bank,
0.000%, due 05/20/13(4)	1,325,000	2,650
5.500%, due 01/15/13(4)	12,075,000	24,150
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17(1),(2),(3),(4),(5),(6)	8,300,000	601,750
Waste Management, Inc.,
4.750%, due 06/30/20	925,000	992,013
7.375%, due 05/15/29	1,025,000	1,262,111
WellPoint, Inc.,
4.350%, due 08/15/20	1,000,000	1,036,500
6.800%, due 08/01/12	3,375,000	3,700,603
Wells Fargo & Co.,
4.375%, due 01/31/13	3,410,000	3,639,200
Wells Fargo Capital XIII,
7.700%, due 03/26/13(2),(3)	1,015,000	1,053,062
Williams Cos., Inc.,
8.750%, due 03/15/32	1,000,000	1,253,111
Williams Partners LP,
6.300%, due 04/15/40	1,000,000	1,102,363
WM Wrigley Jr. Co.,
3.700%, due 06/30/14(1)	1,350,000	1,397,957
Wyeth,
5.500%, due 02/01/14	1,750,000	1,985,986
Xerox Corp.,
6.350%, due 05/15/18	2,450,000	2,842,414

Total United States corporate bonds		328,524,344

Total corporate bonds
(cost $390,785,039)		404,024,864

Asset-backed security — 0.32%
United States — 0.32%
Continental Airlines, Inc., Series A,
7.250%, due 11/10/19
(Cost $1,350,000)	1,350,000	1,471,500

Collateralized debt obligation — 0.10%
Foxe Basin CLO Ltd., Series 2003-1A, Class A2,
1.192%, due 12/15/15(1),(2),(5),(6)
(cost $455,917)	500,000	455,000

Municipal bonds — 3.24%
Chicago Transit Authority, Series 2008 B,
6.899%, due 12/01/40	500,000	540,000
Series 2008-A,
6.899%, due 12/01/40	830,000	905,007
Commonwealth of Pennsylvania, GO Unlimited,
Series 2010, Class B,
5.350%, due 05/01/30	1,000,000	1,027,890
County of Clark NV, Series 2009,
6.881%, due 07/01/42	1,100,000	1,150,259
Illinois State Taxable Pension, Series 2003,
5.100%, due 06/01/33	750,000	632,002
Los Angeles Unified School District, Series 2010,
6.758%, due 07/01/34	1,430,000	1,617,316
Metropolitan Government of Nashville & Davidson County
Tennessee Convention Center Authority Revenue Bonds,
Series 2010, Class B,
6.731%, due 07/01/43	400,000	430,176
New Jersey State Turnpike Authority Revenue Bonds, Class F,
7.414%, due 01/01/40	500,000	623,760
New York City Transitional Finance Authority, Series 2010,
5.267%, due 05/01/27	1,000,000	1,084,900
New York State Urban Development Corp. Revenue Bonds,
5.770%, due 03/15/39	1,115,000	1,195,068
State of California, GO,
6.650%, due 03/01/22	770,000	848,432
7.300%, due 10/01/39	820,000	869,454
Series 2009,
7.550%, due 04/01/39	1,740,000	1,898,706
State of Illinois, GO, Series 2010,
4.071%, due 01/01/14	1,250,000	1,293,500
4.421%, due 01/01/15	900,000	944,424

Total municipal bonds
(cost $14,461,757)		15,060,894

US government obligations — 1.67%
US Treasury Bond,
4.375%, due 05/15/40	6,245,000	7,013,947
US Treasury Notes,
1.250%, due 08/31/15	235,000	234,927
1.250%, due 09/30/15	505,000	504,211

Total US government obligations
(cost $7,778,721)		7,753,085

Non US-government obligations — 4.22%
Brazil — 1.33%
Brazilian Government International Bond,
8.875%, due 04/15/24	750,000	1,098,750
10.500%, due 07/14/14	3,900,000	5,085,600

		6,184,350

Italy — 1.08%
Republic of Italy,
2.125%, due 10/05/12	5,000,000	5,037,285

Mexico — 0.95%
United Mexican States, Series A,
5.875%, due 01/15/14	3,900,000	4,416,750

Panama — 0.29%
Republic of Panama,
7.250%, due 03/15/15	1,125,000	1,339,312

Poland — 0.33%
Republic of Poland,
3.875%, due 07/16/15	1,450,000	1,506,188

South Africa — 0.24%
Republic of South Africa,
5.500%, due 03/09/20	1,000,000	1,117,500

Total Non US-government obligations
(cost $18,490,722)		19,601,385

Supranational bond — 1.47%
European Investment Bank,
1.250%, due 09/17/13
(cost $6,716,949)	6,740,000	6,818,764

Total bonds
(cost $440,039,105)		455,185,492

	Shares

Preferred stock — 0.02%
Ally Financial, Inc.,
7.000%(1),(7)
(cost $100,933)	124	113,770

Short-term investment — 0.76%
Investment company — 0.76%
UBS Cash Management Prime Relationship Fund(8)
(cost $3,554,319)	3,554,319	3,554,319

Total investments — 98.71%
(cost $443,694,357)		458,853,581
Cash and other assets, less liabilities — 1.29%		6,010,369

Net assets — 100.00%		$464,863,950

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$41,243,139
Gross unrealized depreciation	(26,083,915)

Net unrealized appreciation of investments	$15,159,224

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $33,101,068 or 7.12% of net assets.
(2)	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security is in default.
(5)	Security is illiquid. At September 30, 2010, the value of these securities amounted to $1,056,750 or 0.23% of net assets.
(6)	These securities, which represent 0.23% of net assets as of September 30, 2010, are considered restricted. (See restricted securities table below for more information.)

					09/30/10
			Acquisition		Market value
			cost as a	09/30/10	as a
		Acquisition	percentage of	Market	percentage of
Restricted securities	Acquisition dates	cost	net assets	value	net assets

Foxe Basin CLO Ltd.,
Series 2003-1A, Class A2,
1.192%, due 12/15/15	04/23/10	$452,500	0.10%	$455,000	0.10%
Washington Mutual Preferred Funding LLC,
9.750%, due 12/15/17	10/18/07-11/02/07	8,272,875	1.78	601,750	0.13

		$8,725,375	1.88%	$1,056,750	0.23%

(7)	This security is subject to a perpetual call and may be called in full or partially on or anytime after December 31, 2011.
(8)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Change in
					net unrealized		Income
				Net realized	appreciation/		earned from
		Purchases	Sales	gain during	(depreciation)		affiliate for
		during the	during the	the nine	during the		the nine
		nine months	nine months	months	nine months		months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/09	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10

UBS Cash Management Prime Relationship Fund	$2,855,486	$113,116,060	$112,417,227	$—	$—	$3,554,319	$6,616

CLO	Collateralized loan obligations
GO	General Obligation Bond
REIT	Real estate investment trust

Futures contracts
UBS Credit Bond Relationship Fund had the following open futures contracts as of September 30, 2010:
				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
2 Year US Treasury Notes, 120 contracts (USD)	December 2010	$26,286,166	$26,338,125	$51,959
US Long Bond, 33 contracts (USD)	December 2010	4,434,942	4,412,719	(22,223)
US Ultra Bond Futures, 63 contracts (USD)	December 2010	8,960,858	8,900,719	(60,139)
US Treasury futures sell contracts:
10 Year US Treasury Notes, 247 contracts (USD)	December 2010	(30,877,080)	(31,133,578)	(256,498)

Net unrealized depreciation on futures contracts				$(286,901)

Currency type abbreviation:
USD	United States Dollar

Swap agreements
UBS Credit Bond Relationship Fund had outstanding interest rate swap agreements with the following terms as of September 30, 2010:

						Upfront
				Payments	Payments	payments		Unrealized
	Notional		Termination	made by	received by	(made)/		appreciation/
Counterparty	amount		dates	the Fund(1)	the Fund(1),(2)	received	Value	(depreciation)

Deutsche Bank AG	USD	4,000,000	12/15/38	4.6250%	0.2922%	$—	$(1,053,499)	$(1,053,499)
Deutsche Bank AG	USD	7,050,000	12/21/39	4.2890	0.2922	—	(1,415,205)	(1,415,205)
JPMorgan Chase Bank	USD	3,560,000	12/21/39	4.1600	0.2922	—	(624,791)	(624,791)

						$—	$(3,093,495)	$(3,093,495)

(1)	Payments made are based on the notional amount.
(2)	Rate based on 3 month LIBOR (USD BBA).

BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	United States Dollar

UBS Credit Bond Relationship Fund had outstanding credit default swap agreements with the following terms as of September 30, 2010:

Credit default swaps on corporate swaps on corporate issues — Buy protection(1)
					Payments				Unrealized
	Notional		Termination	Payments made	received by		Upfront payments		appreciation/
Counterparty	amount		dates	by the Fund(2)	the Fund		(made)/received	Value	(depreciation)

Deutsche Bank AG	USD	1,350,000	09/20/15	1.0000%	—	(3)	$9,022	$(1,443)	$7,579
Deutsche Bank AG	USD	2,200,000	12/20/15	1.0000	—	(4)	54,989	(54,107)	881
Goldman Sachs International	USD	4,350,000	12/20/14	1.0000	—	(5)	158,875	(104,778)	54,097

							$222,886	$(160,328)	$62,557

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Motorola Inc 6.500% bond, due 09/01/25.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the Duke Energy Carolinas LLC. 6.100% bond, due 06/01/37.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to the McKesson HBOC Inc. 7.650% bond, due 03/01/27.

Currency type abbreviation:
USD	United States Dollar

Credit default swaps on corporate issues — sell protection(1)

							Upfront
						Payments	payments		Unrealized
			Termination	Payments made		received by	(made)/		appreciation/	Credit
Counterparty	Notional amount		dates	by the Fund		the Fund(2)	received	Value	(depreciation)	spread(3)

Citigroup Global Markets Ltd.	USD	1,250,000	03/20/15	—	(4)	1.0000%	$47,932	$(59,575)	$(11,644)	2.0963%
Deutsche Bank AG	USD	2,200,000	12/20/15	—	(5)	1.0000	—	(37,928)	1,051	1.3576
Goldman Sachs International	USD	2,050,000	09/20/14	—	(4)	5.0000	(222,901)	229,600	6,699	2.0963
Goldman Sachs International	USD	4,350,000	12/20/14	—	(6)	1.0000	(156,675)	115,731	(40,944)	0.3674
Goldman Sachs International	USD	2,150,000	06/20/15	—	(7)	1.0000	(25,064)	39,504	14,440	0.6523
JP Morgan Chase Bank	USD	6,000,000	06/20/11	—	(8)	3.1500	—	111,714	111,714	0.7157
Merrill Lynch International	USD	2,000,000	06/20/15	—	(9)	1.0000	87,895	(70,188)	17,707	1.8497

							$(268,813)	$328,858	$99,023

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Payments received are based on the notional amount.
(3)	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
(4)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Metlife Inc. 5.000% bond, due 06/15/15.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Southern California Edison Co 6.650% bond, due 04/01/29.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Johnson & Johnson 3.800% bond, due 05/15/13.

(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Deere & Co 6.950% bond, due 04/25/14.
(8)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the HSBC Finance Corp. 7.000% bond, due 05/15/12.
(9)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the General Electric Capital Corp. 5.625% bond, due 09/15/17.

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$403,423,114	$601,750	$404,024,864
Asset-backed security	—	1,471,500	—	1,471,500
Collateralized debt obligation	—	—	455,000	455,000
Municipal bonds	—	15,060,894	—	15,060,894
US government obligations	—	7,753,085	—	7,753,085
Non US-government obligations	—	19,601,385	—	19,601,385
Supranational bond	—	6,818,764	—	6,818,764
Preferred stock	—	113,770	—	113,770
Short-term investment	—	3,554,319	—	3,554,319
Other financial instruments(1)	(286,901)	(2,924,965)	—	(3,211,866)

Total	$(286,901)	$454,871,866	$1,056,750	$455,641,715

(1) Other financial instruments include futures contracts and swap agreements.

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inuputs for the period:

	Measurements using unobservable inputs (Level 3)

	Corporate
	bonds	Asset backed	Total

Assets
Beginning balance	$8,300	$—	$8,300

Total gains or losses (realized/unrealized) included in earnings	593,450	2,500	595,950
Purchases, sales, issuances, and settlements (net)	—	452,500	452,500
Transfers in and/or out of Level 3	—	—	—

Ending balance	$601,750	$455,000	$1,056,750

The amount of total gains or losses for the period
included in earnings attributable to the change in
unrealized gains or losses relating to investments still
held at 09/30/10	$614,647	$(917)	$613,730

UBS Global Corporate Bond Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2010

Bonds
Corporate bonds
Agriculture	0.75%
Beverages	1.43
Building materials	0.39
Capital markets	0.24
Chemicals	1.22
Commercial banks	24.56
Commercial services & supplies	0.47
Computers & peripherals	0.28
Consumer finance	0.54
Diversified financial services	18.21
Diversified operations	0.98
Diversified telecommunication services	1.70
Electric utilities	7.07
Energy equipment & services	1.01
Engineering&construction	1.15
Food & staples retailing	2.05
Gas utilities	1.84
Health care providers & services	0.20
Insurance	5.09
Media	4.66
Metals & mining	2.20
Miscellaneous manufacturing	0.68
Multiline retail	0.79
Oil, gas & consumable fuels	6.51
Pharmaceuticals	1.10
Pipelines	0.83
Real estate investment trust (REIT)	0.56
Real estate management & development	0.38
Road & rail	0.47
Software	0.43
Telecommunications	1.42
Tobacco	2.31
Transportation	0.44
Water utilities	0.51
Wireless telecommunication services	2.65

Total corporate bonds	95.12%
Non US-government obligations	1.94
Supranational bond	0.90

Total bonds	97.96%
Short-term investment	0.48

Total investments	98.44%
Cash and other assets, less liabilities	1.56

Net assets	100.00%

UBS Global Corporate Bond Relationship Fund — Portfolio of investments
September 30, 2010 (unaudited)

	Face
Security description	amount		Value

Bonds — 97.96%
Corporate bonds — 95.12%
Australia — 2.30%
Commonwealth Bank of Australia,
3.500%, due 03/19/15(1)		$1,300,000	$1,364,737
National Australia Bank Ltd.,
4.000%, due 07/13/20	EUR	750,000	1,059,019
Rio Tinto Finance USA Ltd.,
8.950%, due 05/01/14		$1,950,000	2,407,564
Westpac Banking Corp.,
3.000%, due 08/04/15		1,400,000	1,429,905
4.200%, due 02/27/15		200,000	214,952

Total Australia corporate bonds			6,476,177

Canada — 0.29%
EnCana Corp.,
6.500%, due 05/15/19		300,000	367,225
Suncor Energy,
6.500%, due 06/15/38		400,000	459,135

Total Canada corporate bonds			826,360

Cayman Islands — 2.24%
Hutchison Whampoa International Ltd.,
7.625%, due 04/09/19(1)		2,250,000	2,771,831
Principal Financial Global Funding II LLC,
4.500%, due 01/26/17	EUR	800,000	1,077,224
Transocean, Inc.,
6.000%, due 03/15/18		$750,000	797,700
6.800%, due 03/15/38		550,000	563,976
Vale Overseas Ltd.,
5.625%, due 09/15/19		650,000	716,570
6.875%, due 11/10/39		340,000	389,627

Total Cayman Islands corporate bonds			6,316,928

China — 0.76%
Standard Chartered Bank Hong Kong Ltd.,
0.777%, due 04/13/17(2)		2,300,000	2,154,691

Denmark — 0.85%
Dong Energy A/S,
5.500%, due 06/29/15(2)	EUR	1,750,000	2,403,580

France — 4.75%
Areva SA,
4.875%, due 09/23/24		100,000	149,984
Autoroutes du Sud de la France,
5.625%, due 07/04/22		600,000	949,108
AXA SA,
5.250%, due 04/16/40(2)		300,000	401,785
Series 22,
6.667%, due 07/06/16(2),(3)	GBP	500,000	702,978
Banque Federative du Credit Mutuel,
0.489%, due 09/27/16(2)		$1,000,000	941,596
4.471%, due 10/28/15(2),(3)	EUR	1,150,000	1,363,963
Banque PSA Finance,
8.500%, due 05/04/12		800,000	1,184,685
BNP Paribas,
0.539%, due 11/23/15(2)		$350,000	344,023
4.730%, due 04/12/16(2),(3)	EUR	400,000	490,759
5.750%, due 01/24/22	GBP	700,000	1,189,955
BPCE SA,
6.117%, due 10/30/17(2),(3)	EUR	650,000	768,703
Casino Guichard Perrachon SA,
5.500%, due 01/30/15		450,000	674,555
Credit Agricole SA,
0.493%, due 03/13/16(2)		$1,000,000	962,034
4.130%, due 11/09/15(2),(3)	EUR	800,000	959,728
Credit Logement,
4.604%, due 12/31/49(2),(3)		300,000	344,308
Electricite de France,
6.950%, due 01/26/39(1)		$600,000	782,962
Natixis,
0.776%, due 01/15/19(2)		1,000,000	862,051
Societe Generale,
1.058%, due 06/07/17(2)	EUR	250,000	331,071

Total France corporate bonds			13,404,248

Germany — 1.62%
Bayer AG,
5.000%, due 07/29/05(2)		600,000	799,546
Commerzbank AG,
4.750%, due 01/26/15		460,000	672,635
Deutsche Bank AG,
6.000%, due 09/01/17		$350,000	403,463
Kreditanstalt fuer Wiederaufbau,
2.050%, due 02/16/26	JPY	208,000,000	2,679,926

Total Germany corporate bonds			4,555,570

Ireland — 1.03%
Allied Irish Banks PLC,
4.500%, due 10/01/12	EUR	600,000	742,289
Governor & Co. of the Bank of Ireland,
10.000%, due 02/12/20		400,000	522,125
Iberdrola Finance Ireland Ltd.,
5.000%, due 09/11/19(1)		$1,650,000	1,647,941

Total Ireland corporate bonds			2,912,355

Italy — 1.94%
Banca Monte dei Paschi di Siena SpA,
5.750%, due 09/30/16	GBP	350,000	504,455
Banco Pololare,
4.125%, due 10/22/14	EUR	450,000	626,302
Intesa Sanpaolo SpA,
6.625%, due 05/08/18		1,800,000	2,606,075
Telecom Italia SpA,
1.673%, due 06/07/16(2)		850,000	1,085,568
7.375%, due 12/15/17	GBP	350,000	634,349

Total Italy corporate bonds			5,456,749

Jersey, Channel Islands — 1.63%
BAA Funding Ltd.,
Series 1, Class A5,
3.975%, due 02/15/12(4)	EUR	2,100,000	2,911,121
6.750%, due 12/03/26	GBP	200,000	345,988
HSBC Capital Funding LP,
5.369%, due 03/24/14(2),(3)	EUR	350,000	456,859
Swiss Re Capital I LP,
6.854%, due 05/25/16(1),(2),(3)		$950,000	884,588

Total Jersey, Channel Islands corporate bonds			4,598,556

Luxembourg — 3.10%
ArcelorMittal,
7.000%, due 10/15/39		450,000	459,707
9.000%, due 02/15/15		1,850,000	2,232,547
Enel Finance International SA,
5.625%, due 08/14/24	GBP	1,100,000	1,806,128
6.000%, due 10/07/39(1)		$300,000	310,177
GAZ Capital SA for Gazprom,
6.580%, due 10/31/13	GBP	850,000	1,428,200
Holcim US Finance Sarl & Cie SCS,
6.000%, due 12/30/19(1)		$500,000	545,584
Telecom Italia Finance SA,
7.750%, due 01/24/33	EUR	850,000	1,359,704
Tyco International Finance SA,
8.500%, due 01/15/19		$450,000	596,440

Total Luxembourg corporate bonds			8,738,487

Netherlands — 4.91%
Alliander Finance BV,
5.500%, due 04/20/16	EUR	600,000	938,938
Allianz Finance II BV,
4.750%, due 07/22/19		750,000	1,146,066
CRH Finance BV,
7.375%, due 05/28/14		350,000	532,533
Daimler International Finance BV,
7.875%, due 01/16/14		950,000	1,514,728
E. ON International Finance BV,
6.000%, due 10/30/19	GBP	400,000	727,388
EDP Finance BV,
4.750%, due 09/26/16	EUR	400,000	557,465
5.375%, due 11/02/12(1)		$650,000	675,307
ING Bank NV,
3.500%, due 09/16/20(2)	EUR	850,000	1,112,541
Koninklijke KPN NV,
4.750%, due 01/17/17		1,150,000	1,710,245
Rabobank Nederland NV,
5.875%, due 05/20/19		500,000	802,199
6.875%, due 03/19/20		400,000	526,472

Repsol International Finance BV,
4.750%, due 02/16/17		650,000	941,105
Royal Bank of Scotland,
0.992%, due 03/09/15(2)		$800,000	685,141
Scotland International Finance BV,
4.250%, due 05/23/13(1)		650,000	642,201
Siemens Financieringsmaatschappij NV,
6.125%, due 09/14/66(2)	GBP	822,000	1,342,931

Total Netherlands corporate bonds			13,855,260

Norway — 0.79%
DnB NOR Bank ASA,
4.500%, due 05/29/14	EUR	500,000	731,392
Statoil ASA,
3.125%, due 08/17/17		$1,450,000	1,507,945

Total Norway corporate bonds			2,239,337

Qatar — 0.70%
Qtel International Finance Ltd.,
6.500%, due 06/10/14(1)		1,750,000	1,966,580

South Korea — 0.43%
Hyundai Capital Services, Inc.,
6.000%, due 05/05/15(1)		1,100,000	1,200,539

Spain — 2.37%
BBVA Senior Finance SAU,
3.250%, due 04/23/15	EUR	700,000	940,753
BBVA Subordinated Capital SAU,
5.000%, due 03/31/16(2)	GBP	800,000	1,222,414
Gas Natural Capital Markets SA,
5.250%, due 07/09/14	EUR	1,000,000	1,448,930
Santander Issuances SA Unipersonal,
1.259%, due 07/25/17(2)		600,000	763,999
Telefonica Emisiones SAU,
4.693%, due 11/11/19		500,000	711,687
5.289%, due 12/09/22	GBP	1,000,000	1,607,204

Total Spain corporate bonds			6,694,987

Sweden — 1.50%
Nordea Bank AB,
4.000%, due 06/29/20	EUR	1,050,000	1,481,707
Svenska Handelsbanken AB,
5.125%, due 03/30/20(1)		$1,300,000	1,421,266
Swedbank AB,
0.542%, due 05/18/17(2)		700,000	640,827
Vattenfall Treasury AB,
4.250%, due 05/19/14	EUR	150,000	218,186
5.250%, due 06/29/15(2),(3)		330,000	452,122

Total Sweden corporate bonds			4,214,108

Switzerland — 1.47%
Credit Suisse AG,
5.400%, due 01/14/20		$900,000	960,082
Credit Suisse/London,
4.750%, due 08/05/19	EUR	2,150,000	3,178,858

Total Switzerland corporate bonds			4,138,940

United Kingdom — 15.29%
Abbey National Treasury Services PLC,
3.875%, due 11/10/14(1)		$1,100,000	1,125,851
Aviva PLC,
4.729%, due 11/28/14(2),(3)	EUR	900,000	1,049,021
5.250%, due 10/02/23(2)		500,000	688,441
B.A.T. International Finance,
9.500%, due 11/15/18(1)		$1,250,000	1,699,570
Barclays Bank PLC,
0.489%, due 06/27/16(1),(2)	EUR	750,000	722,191
0.493%, due 09/11/17(2)		750,000	683,797
1.036%, due 04/20/16(2)		550,000	736,369
4.750%, due 03/15/20(2),(3)		1,050,000	1,037,774
5.750%, due 08/17/21	GBP	400,000	678,771
6.000%, due 01/14/21	EUR	700,000	1,022,198
BP Capital Markets PLC,
3.875%, due 03/10/15		$1,950,000	2,028,831
5.250%, due 11/07/13		200,000	217,826
British Sky Broadcasting Group PLC,
9.500%, due 11/15/18(1)		900,000	1,228,901
British Telecommunications PLC,
6.500%, due 07/07/15	EUR	1,000,000	1,532,198
Friends Provident Group PLC,
12.000%, due 05/21/21	GBP	493,000	986,654

HSBC Holdings PLC,
6.500%, due 05/20/24		100,000	180,940
6.500%, due 09/15/37		$2,500,000	2,803,575
Imperial Tobacco Finance PLC,
8.375%, due 02/17/16	EUR	850,000	1,455,166
9.000%, due 02/17/22	GBP	700,000	1,472,767
Lloyds Banking Group PLC,
5.875%, due 07/08/14	EUR	500,000	729,930
Lloyds TSB Bank PLC,
1.102%, due 07/09/16(2)		1,000,000	1,200,965
6.500%, due 03/24/20		1,350,000	1,909,432
Marks & Spencer PLC,
6.250%, due 12/01/17(1)		$700,000	762,262
National Grid Gas PLC,
6.000%, due 06/07/17	GBP	300,000	541,097
Nationwide Building Society,
4.650%, due 02/25/15(1)		$1,050,000	1,111,538
Old Mutual PLC,
4.500%, due 01/18/17(2)	EUR	650,000	836,930
OTE PLC,
5.375%, due 02/14/11		610,000	835,832
6.000%, due 02/12/15		620,000	860,657
Royal Bank of Scotland PLC,
4.875%, due 03/16/15		$850,000	894,260
7.500%, due 04/29/24	GBP	1,650,000	2,927,950
SABMiller PLC,
4.500%, due 01/20/15	EUR	850,000	1,244,587
Standard Chartered Bank PLC,
3.850%, due 04/27/15(1)		$500,000	521,520
Tesco PLC,
6.125%, due 02/24/22	GBP	950,000	1,704,729
Thames Water Utilities Finance Ltd.,
5.125%, due 09/28/37		900,000	1,426,643
Vodafone Group PLC,
5.750%, due 03/15/16		$700,000	801,426
Wales & West Utilities Finance PLC,
5.125%, due 12/02/16	GBP	750,000	1,286,214
6.250%, due 11/30/21		500,000	922,168
WPP PLC,
6.625%, due 05/12/16	EUR	800,000	1,254,234

Total United Kingdom corporate bonds			43,123,215

United States — 47.15%
Abbott Laboratories,
6.000%, due 04/01/39		$400,000	474,107
Altria Group, Inc.,
9.250%, due 08/06/19		1,400,000	1,876,645
American Honda Finance Corp.,
3.875%, due 09/16/14	EUR	550,000	791,147
American International Group, Inc.,
1.034%, due 04/26/11(2)		450,000	607,591
4.250%, due 05/15/13		$650,000	671,125
5.950%, due 10/04/10	GBP	500,000	785,479
Anadarko Petroleum Corp.,
7.625%, due 03/15/14		$900,000	1,018,456
Anheuser-Busch InBev Worldwide, Inc.,
7.750%, due 01/15/19(1)		2,150,000	2,789,006
AT&T, Inc.,
5.350%, due 09/01/40(1)		3,121,000	3,135,703
Bank of America Corp.,
4.000%, due 03/28/18(2)	EUR	1,450,000	1,914,626
6.000%, due 09/01/17		$2,000,000	2,165,432
7.375%, due 05/15/14		1,150,000	1,321,756
5.650%, due 05/01/18		2,750,000	2,913,639
Burlington Northern Santa Fe Corp.,
4.700%, due 10/01/19		1,200,000	1,318,000
Cameron International Corp.,
6.375%, due 07/15/18		1,200,000	1,365,780
Capital One Bank USA N.A.,
8.800%, due 07/15/19		400,000	511,226
CBS Corp.,
8.875%, due 05/15/19		1,600,000	2,085,688
Citigroup, Inc.,
4.750%, due 05/31/17(2)	EUR	2,475,000	3,271,739
5.625%, due 08/27/12		$900,000	951,235
6.000%, due 08/15/17		3,750,000	4,052,254
Comcast Corp.,
5.700%, due 07/01/19		1,400,000	1,606,570
ConocoPhillips,
4.600%, due 01/15/15		1,300,000	1,460,030
Consolidated Edison Co. of New York, Inc.,
Series 2009-C,
5.500%, due 12/01/39		950,000	1,039,779
CSX Corp.,
7.375%, due 02/01/19		1,000,000	1,255,388

DIRECTV Holdings LLC,
7.625%, due 05/15/16		2,100,000	2,341,500
Dow Chemical Co.,
5.900%, due 02/15/15		2,350,000	2,620,440
Duke Energy Corp.,
5.050%, due 09/15/19		900,000	1,001,426
Energy Transfer Partners LP,
9.000%, due 04/15/19		950,000	1,217,292
9.700%, due 03/15/19		350,000	464,328
Enterprise Products Operating LLC,
9.750%, due 01/31/14		250,000	306,164
Enterprise Products Operating LP,
Series G,
5.600%, due 10/15/14		700,000	790,387
Erac International Finance LLC,
5.250%, due 10/01/20(1)		600,000	640,856
ERP Operating LP, REIT,
5.750%, due 06/15/17		800,000	900,846
FirstEnergy Solutions Corp.,
6.050%, due 08/15/21		700,000	747,830
Florida Power & Light Co.,
5.650%, due 02/01/37		250,000	282,035
General Electric Capital Corp., Series A,
3.750%, due 11/14/14		1,150,000	1,217,795
6.750%, due 03/15/32		3,800,000	4,224,608
General Electric Capital Corp.,
0.411%, due 12/20/13(2)		450,000	436,878
5.250%, due 02/21/12		1,500,000	1,577,897
6.000%, due 08/07/19		2,650,000	2,981,740
Georgia Power Co.,
5.400%, due 06/01/40		850,000	917,714
GlaxoSmithKline Capital, Inc.,
6.375%, due 05/15/38		1,350,000	1,678,140
Goldman Sachs Group, Inc.,
4.375%, due 03/16/17	EUR	950,000	1,296,722
6.150%, due 04/01/18		$600,000	665,527
7.500%, due 02/15/19		4,350,000	5,175,434
Hartford Life Institutional Funding,
5.375%, due 01/17/12	GBP	200,000	321,227
Hewlett-Packard Co.,
6.125%, due 03/01/14		$400,000	462,248
HSBC Bank USA N.A.,
4.875%, due 08/24/20		1,000,000	1,043,000
HSBC Finance Corp.,
0.642%, due 09/14/12(2)		350,000	344,254
0.768%, due 04/24/12(2)		350,000	347,133
0.875%, due 07/19/12(2)		250,000	247,547
International Business Machines Corp.,
7.625%, due 10/15/18		250,000	332,154
JPMorgan Chase & Co.,
4.950%, due 03/25/20		4,050,000	4,319,621
5.150%, due 10/01/15		1,190,000	1,304,800
6.300%, due 04/23/19		1,050,000	1,216,804
Kinder Morgan Energy Partners LP,
9.000%, due 02/01/19		600,000	781,259
Kraft Foods, Inc.,
5.375%, due 02/10/20		3,050,000	3,406,999
Marathon Oil Corp.,
7.500%, due 02/15/19		1,450,000	1,856,718
Merck & Co., Inc.,
6.550%, due 09/15/37		750,000	969,273
MetLife, Inc.,
7.717%, due 02/15/19		1,700,000	2,163,588
Microsoft Corp.,
3.000%, due 10/01/20		500,000	498,712
Morgan Stanley,
5.450%, due 01/09/17		1,400,000	1,476,448
5.950%, due 12/28/17		4,380,000	4,704,891
NBC Universal, Inc.,
4.375%, due 04/01/21(1)		550,000	556,701
News America, Inc.,
6.900%, due 03/01/19		1,200,000	1,467,655
Nisource Finance Corp.,
10.750%, due 03/15/16		600,000	792,529
NuStar Logistics LP,
7.650%, due 04/15/18		1,100,000	1,335,359
Ohio Power Co., Series H,
4.850%, due 01/15/14		350,000	380,822
Oncor Electric Delivery Co. LLC,
6.375%, due 01/15/15		900,000	1,046,291
ONEOK Partners LP,
8.625%, due 03/01/19		250,000	324,207

Oracle Corp.,
5.375%, due 07/15/40(1)		650,000	699,126
Pacific Gas & Electric Co.,
6.050%, due 03/01/34		1,200,000	1,360,385
PacifiCorp,
6.000%, due 01/15/39		700,000	824,558
Philip Morris International, Inc.,
5.650%, due 05/16/18		1,250,000	1,463,508
PNC Funding Corp.,
5.125%, due 02/08/20		500,000	541,289
PPL Electric Utilities Corp.,
6.250%, due 05/15/39		350,000	426,111
Principal Financial Group, Inc.,
7.875%, due 05/15/14		500,000	592,375
8.875%, due 05/15/19		400,000	526,447
ProLogis, REIT,
6.875%, due 03/15/20		700,000	688,178
Prudential Financial, Inc., Series B,
7.375%, due 06/15/19		1,180,000	1,437,417
Reynolds American, Inc.,
7.750%, due 06/01/18		550,000	652,182
Sempra Energy,
6.000%, due 10/15/39		850,000	959,885
SG Capital Trust III,
5.419%, due 11/10/13(2),(3)	EUR	550,000	695,428
SLM Corp.,
1.149%, due 11/15/11(2)		1,300,000	1,679,362
Southwestern Electric Power Co.,
6.200%, due 03/15/40		$1,200,000	1,287,251
Swiss Re Treasury US Corp.,
6.000%, due 05/18/12	EUR	450,000	649,384
Time Warner Cable, Inc.,
6.750%, due 06/15/39		$400,000	461,584
8.250%, due 04/01/19		1,650,000	2,130,277
Unicredito Italiano Capital Trust IV,
5.396%, due 12/31/49(2),(3)	GBP	800,000	1,051,246
Valero Energy Corp.,
10.500%, due 03/15/39		$1,350,000	1,825,397
Virginia Electric and Power Co.,
8.875%, due 11/15/38		500,000	760,913
Wachovia Corp.,
5.500%, due 05/01/13		1,450,000	1,593,833
Wal-Mart Stores, Inc.,
4.875%, due 09/21/29	EUR	950,000	1,477,108
Waste Management, Inc.,
6.125%, due 11/30/39		$320,000	354,352
WEA Finance LLC,
5.750%, due 09/02/15(1)		950,000	1,060,708
WellPoint, Inc.,
4.350%, due 08/15/20		550,000	570,075
Wells Fargo & Co.,
3.625%, due 04/15/15		1,350,000	1,431,483
5.625%, due 12/11/17		1,950,000	2,221,025
Xcel Energy, Inc.,
4.700%, due 05/15/20		900,000	978,505

Total United States corporate bonds			132,967,592

Total corporate bonds
(cost $251,971,146)			268,244,259

Non US-government obligations — 1.94%
Japan — 0.69%
Japan Government Bond,
1.750%, due 03/17/17	JPY	150,000,000	1,940,207

Spain — 1.25%
Instituto de Credito Oficial,
3.000%, due 03/15/11		$3,500,000	3,514,403

Total Non US-government obligations
(cost $5,279,055)			5,454,610

Supranational bond — 0.90%
European Investment Bank,
1.400%, due 06/20/17
(cost $2,270,409)	JPY	200,000,000	2,527,453

Total bonds
(cost $259,520,610)			276,226,322

	Shares

Short-term investment — 0.48%
Investment company — 0.48%
UBS Cash Management Prime
Relationship Fund(5)
(cost $1,366,715)	1,366,715	1,366,715

Total investments — 98.44%
(cost $260,887,325)		277,593,037
Cash and other assets, less liabilities — 1.56%
		4,406,292

Net assets — 100.00%		$281,999,329

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$17,248,201
Gross unrealized depreciation	(542,489)

Net unrealized appreciation of investments	$16,705,712

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $30,267,646 or 10.73% of net assets.
(2)	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2010, the value of this security amounted to $2,911,121 or 1.03% of net assets.
(5)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/09	Purchases during the nine months ended 09/30/10	Sales during the nine months ended 09/30/10	Net realized gain during the nine months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the nine months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the nine months ended 09/30/10

UBS Cash Management Prime Relationship Fund	$1,350,767	$106,807,340	$106,791,392	$—	$—	$1,366,715	$4,728

REIT	Real estate investment trust

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen

Forward foreign currency contracts
UBS Global Corporate Bond Relationship Fund had the following open forward foreign currency contracts as of September 30, 2010:

						Unrealized
	Contracts to				Maturity	appreciation/
Counterparty	deliver		In exchange for		dates	(depreciation)

Barclays Bank plc	EUR	83,375,000	USD	106,019,650	12/03/10	$(7,591,294)
JPMorgan Chase Bank	USD	3,084,306	EUR	2,410,000	12/03/10	199,680
JPMorgan Chase Bank	USD	13,646,655	GBP	8,790,000	12/03/10	155,403
JPMorgan Chase Bank	USD	1,444,638	JPY	121,900,000	12/03/10	16,463
Morgan Stanley & Co. Inc.	GBP	25,360,000	USD	39,318,905	12/03/10	(501,367)
Morgan Stanley & Co. Inc.	JPY	968,700,000	USD	11,450,761	12/03/10	(160,129)
Morgan Stanley & Co. Inc.	USD	33,216,206	EUR	25,410,000	12/03/10	1,408,730

Net unrealized depreciation on forward foreign currency contracts						$(6,472,514)

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
JPY	Japanese Yen
USD	United States Dollar

Futures contracts
UBS Global Corporate Bond Relationship Fund had the following open futures contracts as of September 30, 2010:

				Unrealized
	Expiration	Cost/		appreciation/
	dates	(proceeds)	Value	(depreciation)

US Treasury futures buy contracts:
US Long Bond, 43 contracts (USD)	December 2010	$5,787,255	$5,749,906	$(37,349)
US Treasury futures sell contracts:
5 Year US Treasury Notes, 100 contracts (USD)	December 2010	(12,004,532)	(12,086,719)	(82,187)
10 Year US Treasury Notes, 210 contracts (USD)	December 2010	(26,321,906)	(26,469,844)	(147,938)
Interest rate futures buy contracts:
Euro-Bund, 16 contracts (EUR)	December 2010	2,852,550	2,866,751	14,201
Interest rate futures sell contracts:
Long Gilt, 18 contracts (GBP)	December 2010	(3,535,085)	(3,515,297)	19,788

Net unrealized depreciation on futures contracts				$(233,485)

Currency type abbreviations:
EUR	Euro
GBP	Great Britain Pound
USD	United States Dollar

Swap agreements
UBS Global Corporate Bond Relationship Fund had outstanding credit default swap agreements with the following terms as of September 30, 2010:

Credit default swaps on corporate and sovereign issues — buy protection(1)

						Upfront
				Payments	Payments	payments
			Termination	made by the	received by	(made)/		Unrealized
Counterparty	Notional amount		dates	Fund(2)	the Fund	received	Value	appreciation

Barclays Bank plc	USD	1,250,000	12/20/15	1.0000%	—(3)	$33,170	$(30,743)	$2,427
Deutsche Bank AG	EUR	2,040,000	12/20/15	1.0000	—(4)	(7)	6,233	6,226
Deutsche Bank AG	USD	750,000	12/20/15	1.0000	—(3)	21,930	(18,446)	3,484
Goldman Sachs International	EUR	2,150,000	12/20/15	1.0000	—(5)	(54,161)	54,165	4
JPMorgan Chase Bank	USD	2,800,000	12/20/15	1.0000	—(6)	84,315	(88,956)	(4,641)

						$85,247	$(77,747)	$7,500

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Payments made are based on the notional amount.
(3)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to Duke Energy 6.100% bond, due 06/01/37.
(4)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to United Utilities PLC 6.875% bond, due 08/15/28.
(5)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to Saint-Gobain Nederland B.V. 5.000% bond, due 04/25/14.
(6)	Payment from the counterparty will be received upon the occurrence of bankruptcy and/or restructuring event with respect to Lockheed Martin Corp. 7.650% bond, due 01/05/16.

Currency type abbreviation:
EUR	Euro
USD	United States Dollar

Credit default swaps on credit indices — sell protection(1)

Upfront
				Payments	Payments	payments
			Termination	made by the	received by	(made)/		Unrealized
Counterparty	Notional amount		dates	Fund(2)	the Fund(3)	received	Value	appreciation

JPMorgan Chase Bank	USD	1,400,000	12/20/15	—	1.0000%	$4,898	$(4,712)	$186

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery the referenced obligation or underlying securities comprising the referenced index. or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Payment to the counterparty will be made upon the occurrence of a failure to pay, obligation acceleration, repudiation or restructuring of the referenced obligation specified in the Dow Jones CDX.NA.IG. Series 15 Index.
(3)	Payments received are based on the notional amount.

Currency type abbreviations:
EUR	Euro
USD	United States Dollar

Credit default swaps on corporate and sovereign issues — sell protection(1)

			Termination	Payments made	Payments received	Upfront payments		Unrealized appreciation/	Credit
Counterparty	Notional amount		dates	by the Fund	by the Fund(2)	(made)/ received	Value	(depreciation)	spread(3)

Barclays Bank plc	USD	1,250,000	12/20/15	—(4)	1.0000%	$19,506	$(21,550)	$(2,044)	1.3576%
Deutsche Bank AG	EUR	1,250,000	12/20/15	—(5)	1.0000	(18,782)	27,293	8,511	0.6821
Deutsche Bank AG	EUR	2,040,000	12/20/15	—(6)	1.0000	303,200	(266,829)	36,371	3.1231
Deutsche Bank AG	USD	750,000	12/20/15	—(4)	1.0000	9,864	(12,930)	(3,066)	1.3576
Goldman Sachs International	EUR	2,150,000	12/20/15	—(7)	1.0000	110,966	(103,886)	7,080	1.7504
JPMorgan Chase Bank	EUR	750,000	12/20/15	—(8)	1.0000	(8,904)	15,591	6,687	0.6978

						$415,850	$(362,311)	$53,539

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Payments received are based on the notional amount.
(3)	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
(4)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Southern California Edison 6.650% bond, due 04/01/29.
(5)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Total Capital SA 4.125% bond, due 01/16/13.
(6)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the LAFARGE 5.448% bond, due 12/04/13.
(7)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Holcim Finance Luxemberg SA 4.375% bond, due 12/09/14.
(8)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Shell International 5.200% bond, due 03/22/17.

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$268,244,259	$—	$268,244,259
Non US-government obligations	—	5,454,610	—	5,454,610
Supranational bond	—	2,527,453	—	2,527,453
Short-term investment	—	1,366,715	—	1,366,715
Other financial instruments(1)	(233,485)	(6,917,284)	—	(7,150,769)

Total	$(233,485)	$270,675,753	$—	$270,442,268

(1)Other financial instruments include open futures contracts, swap agreements and forward foreign currency contracts.

UBS High Yield Relationship Fund — Portfolio of investments

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2010

Bonds
Corporate bonds
Aerospace	0.92%
Air transportation	0.56
Automotive & auto parts distributors	2.93
Banks & thrifts	3.77
Broadcasting	1.57
Building materials	1.35
Cable TV	1.44
Capital goods	0.66
Chemicals	2.05
Consumer products	0.57
Containers	1.95
Diversified financial services	4.79
Diversified media	1.52
Electric utilities	3.60
Energy	12.48
Entertainment/film	0.39
Environmental	0.32
Food & drug retail	1.21
Food/beverage/tobacco	1.88
Gaming	6.27
Healthcare	5.47
Homebuilders/real estate	2.38
Hotel	0.25
Insurance	4.03
Leisure	0.46
Machinery	0.81
Metals/mining	2.16
Paper	2.23
Publishing/printing	1.23
Restaurants	0.11
Services	3.57
Steels	1.36
Super retail index	3.11
Technology	5.07
Telecommunications	9.16
Textile/apparel	0.31
Transportation excluding air/rail	0.63

Total corporate bonds	92.57%
Asset-backed security	0.09
Commercial mortgage-backed securities	0.19

Total bonds	92.85%
Preferred stock	0.00 (1)
Common stocks	0.00 (1)
Warrants	0.00 (1)
Short-term investment	6.31

Total investments	99.16%
Cash and other assets, less liabilities	0.84

Net assets	100.00%

(1)	Amount represents less than 0.005%.

UBS High Yield Relationship Fund — Portfolio of investments
September 30, 2010 (unaudited)

	Face
Security description	amount	Value

Bonds — 92.85%
Corporate bonds — 92.57%
Australia — 0.19%
FMG Finance Pty Ltd.,
10.625%, due 09/01/16(1)	$700,000	$861,875

Austria — 0.37%
PE Paper Escrow GmbH,
12.000%, due 08/01/14(1)	1,440,000	1,663,200

Bermuda — 0.48%
Intelsat Bermuda Ltd.,
11.250%, due 02/04/17	1,265,000	1,355,131
Ship Finance International Ltd.,
8.500%, due 12/15/13	810,000	822,150

Total Bermuda corporate bonds		2,177,281

Canada — 1.57%
Bombardier, Inc.,
7.500%, due 03/15/18(1)	460,000	494,500
7.750%, due 03/15/20(1)	615,000	664,200
Cascades, Inc.,
7.750%, due 12/15/17	275,000	286,688
Nova Chemicals Corp.,
8.625%, due 11/01/19	625,000	663,281
Novelis, Inc.,
7.250%, due 02/15/15	2,205,000	2,243,587
OPTI Canada, Inc.,
8.250%, due 12/15/14	980,000	744,800
9.000%, due 12/15/12(1)	600,000	607,500
Reliance Intermediate Holdings LP,
9.500%, due 12/15/19(1)	700,000	742,000
Teck Resources Ltd.,
10.750%, due 05/15/19	563,000	708,986

Total Canada corporate bonds		7,155,542

Cayman Islands — 0.28%
Sable International Finance Ltd.,
7.750%, due 02/15/17(1)	450,000	474,750
Seagate HDD Cayman,
6.875%, due 05/01/20(1)	825,000	806,438

Total Cayman Islands corporate bonds		1,281,188

France — 0.30%
Cie Generale de Geophysique-Veritas,
7.750%, due 05/15/17	580,000	593,050
Rhodia SA,
6.875%, due 09/15/20(1)	750,000	765,000

Total France corporate bonds		1,358,050

Germany — 0.07%
Unitymedia Hessen,
8.125%, due 12/01/17(1)	300,000	312,000

Ireland — 0.09%
Ardagh Packaging Finance PLC,
7.375%, due 10/15/17(1)	400,000	412,000

Italy — 0.49%
Wind Acquisition Finance SA,
11.750%, due 07/15/17(1)	1,995,000	2,235,647

Luxembourg — 1.71%
Expro Finance Luxembourg SCA,
8.500%, due 12/15/16(1)	2,750,000	2,619,375
Intelsat Jackson Holdings SA,
7.250%, due 10/15/20(1)	500,000	502,500
11.250%, due 06/15/16	4,300,000	4,676,250

Total Luxembourg corporate bonds		7,798,125

Netherlands — 0.89%
ING Groep NV,
5.775%, due 12/08/15(2),(3)	1,000,000	897,500
NXP BV,
7.875%, due 10/15/14	960,000	993,600
9.500%, due 10/15/15	1,675,000	1,716,875
9.750%, due 08/01/18(1)	400,000	426,000

Total Netherlands corporate bonds		4,033,975

Russia — 0.18%
Evraz Group SA,
9.500%, due 04/24/18(1)	750,000	840,000

Spain — 0.21%
Cemex Espana Luxembourg,
9.250%, due 05/12/20(1)	998,000	935,625

United Kingdom — 1.81%
Global Aviation Holdings Ltd.,
14.000%, due 08/15/13(1)	875,000	936,250
Global Crossing UK Finance PLC,
10.750%, due 12/15/14	1,825,000	1,879,750
Hanson Ltd.,
6.125%, due 08/15/16	775,000	777,906
HBOS Capital Funding LP,
6.071%, due 06/30/14(1),(2),(3)	1,575,000	1,386,000
Ineos Finance PLC,
9.000%, due 05/15/15(1)	250,000	260,937
Ineos Group Holdings PLC,
8.500%, due 02/15/16(1)	879,000	743,854
Vedanta Resources PLC,
9.500%, due 07/18/18(1)	400,000	432,000
Virgin Media Finance PLC,
9.125%, due 08/15/16	400,000	428,000
9.500%, due 08/15/16	600,000	678,000
Virgin Media Secured Finance PLC,
6.500%, due 01/15/18	675,000	712,125

Total United Kingdom corporate bonds		8,234,822

United States — 83.93%
Accellent, Inc.,
8.375%, due 02/01/17	1,050,000	1,071,000
ACCO Brands Corp.,
10.625%, due 03/15/15	275,000	307,313
Advanced Micro Devices, Inc.,
8.125%, due 12/15/17	510,000	538,050
AES Corp.,
8.000%, due 06/01/20	2,710,000	2,940,350
Affinion Group, Inc.,
10.125%, due 10/15/13	1,295,000	1,330,613
AGFC Capital Trust I,
6.000%, due 01/15/67(1),(2)	450,000	227,250
AK Steel Corp.,
7.625%, due 05/15/20	1,260,000	1,275,750
Allison Transmission, Inc.,
11.000%, due 11/01/15(1)	815,000	884,275
Ally Financial, Inc.,
7.250%, due 03/02/11	670,000	681,725
7.500%, due 09/15/20(1)	400,000	426,000
8.000%, due 03/15/20(1)	1,400,000	1,529,500
8.000%, due 11/01/31	4,020,000	4,311,450
8.300%, due 02/12/15(1)	1,650,000	1,798,500
AMC Entertainment, Inc.,
8.750%, due 06/01/19	1,460,000	1,538,475
American Axle & Manufacturing Holdings, Inc.,
9.250%, due 01/15/17(1)	365,000	399,675
American General Institutional Capital A,
7.570%, due 12/01/45(1)	1,650,000	1,551,000
American International Group, Inc.,
6.250%, due 03/15/37(2)	1,100,000	943,250
8.175%, due 05/15/58(2)	1,010,000	1,010,000

Ameristar Casinos, Inc.,
9.250%, due 06/01/14	875,000	934,063
Amsted Industries, Inc.,
8.125%, due 03/15/18(1)	245,000	255,106
Apria Healthcare Group, Inc.,
11.250%, due 11/01/14	2,805,000	3,085,500
Aquilex Holdings LLC,
11.125%, due 12/15/16	260,000	257,400
ARAMARK Corp.,
8.500%, due 02/01/15	3,665,000	3,811,600
Arch Coal, Inc.,
8.750%, due 08/01/16	530,000	584,325
ArvinMeritor, Inc.,
10.625%, due 03/15/18	650,000	719,875
Ashland, Inc.,
9.125%, due 06/01/17	645,000	738,525
Aspect Software, Inc.,
10.625%, due 05/15/17(1)	255,000	264,881
Atlas Pipeline Partners LP,
8.125%, due 12/15/15	1,130,000	1,141,300
8.750%, due 06/15/18	1,125,000	1,150,313
ATP Oil & Gas Corp.,
11.875%, due 05/01/15(1)	225,000	194,063
Avis Budget Car Rental LLC,
9.625%, due 03/15/18	380,000	401,850
Baldor Electric Co.,
8.625%, due 02/15/17	460,000	492,200
Ball Corp.,
6.750%, due 09/15/20	150,000	159,000
Bank of America Corp.,
8.000%, due 01/30/18(2),(3)	700,000	722,078
BankAmerica Capital II,
8.000%, due 12/15/26	1,576,000	1,623,280
BE Aerospace, Inc.,
6.875%, due 10/01/20	1,000,000	1,020,000
Beazer Homes USA, Inc.,
6.875%, due 07/15/15	330,000	299,888
8.125%, due 06/15/16	500,000	461,250
Belden, Inc.,
9.250%, due 06/15/19(1)	425,000	459,000
Berry Plastics Corp.,
8.250%, due 11/15/15	550,000	566,500
Biomet, Inc.,
10.375%, due 10/15/17(4)	3,850,000	4,273,500
11.625%, due 10/15/17	1,777,000	1,979,134
Boise Paper Holdings LLC,
9.000%, due 11/01/17	280,000	300,300
Bon-Ton Department Stores, Inc.,
10.250%, due 03/15/14	625,000	615,625
Brocade Communications Systems, Inc.,
6.875%, due 01/15/20(1)	300,000	315,000
Brunswick Corp.,
11.250%, due 11/01/16(1)	275,000	316,937
Bumble Bee Foods LLC,
7.750%, due 12/15/15	450,000	481,500
Cablevision Systems Corp.,
8.625%, due 09/15/17	1,150,000	1,265,000
Calpine Construction Finance Co. LP,
8.000%, due 06/01/16(1)	835,000	893,450
Calpine Corp.,
7.875%, due 07/31/20(1)	1,965,000	2,019,037
Capella Healthcare, Inc.,
9.250%, due 07/01/17(1)	240,000	256,800
Carriage Services, Inc.,
7.875%, due 01/15/15	1,115,000	1,098,275
Case New Holland, Inc.,
7.750%, due 09/01/13	1,000,000	1,086,250
7.875%, due 12/01/17(1)	1,380,000	1,499,025
Casella Waste Systems, Inc.,
11.000%, due 07/15/14	525,000	574,875
CB Richard Ellis Services, Inc.,
11.625%, due 06/15/17	775,000	897,062
Celanese US Holdings LLC,
6.625%, due 10/15/18(1)	575,000	587,937
Cellu Tissue Holdings, Inc.,
11.500%, due 06/01/14	450,000	528,750
Cemex Finance LLC,
9.500%, due 12/14/16(1)	675,000	679,185
Cengage Learning Acquisitions, Inc.,
10.500%, due 01/15/15(1)	735,000	730,406
Cenveo Corp.,
8.875%, due 02/01/18	1,100,000	1,087,625
Chesapeake Energy Corp.,
6.625%, due 08/15/20	550,000	574,750
7.250%, due 12/15/18	80,000	86,200
9.500%, due 02/15/15	4,940,000	5,718,050
Cincinnati Bell, Inc.,
8.250%, due 10/15/17	800,000	808,000

CIT Group, Inc.,
7.000%, due 05/01/13	870,000	874,350
7.000%, due 05/01/16	6,105,000	6,013,425
7.000%, due 05/01/17	3,775,000	3,694,781
10.250%, due 05/01/14	715,000	743,099
10.250%, due 05/01/16	860,000	890,100
Citigroup Capital XXI,
8.300%, due 12/21/57(2)	3,495,000	3,669,750
Clean Harbors, Inc.,
7.625%, due 08/15/16	832,000	865,280
Clear Channel Communications, Inc.,
5.500%, due 09/15/14	540,000	346,275
6.250%, due 03/15/11	235,000	233,237
7.250%, due 10/15/27	515,000	243,981
10.750%, due 08/01/16	750,000	585,000
Clear Channel Worldwide Holdings, Inc.,
9.250%, due 12/15/17	100,000	106,000
Series B,
9.250%, due 12/15/17	410,000	437,675
Clearwire Communications LLC,
12.000%, due 12/01/15(1)	2,455,000	2,645,262
CMP Susquehanna Corp.,
16.612%, due 05/15/14(5),(6)	60,000	21,300
Community Health Systems, Inc.,
8.875%, due 07/15/15	810,000	860,625
Comstock Resources, Inc.,
8.375%, due 10/15/17	410,000	422,812
Consol Energy, Inc.,
8.000%, due 04/01/17(1)	1,195,000	1,293,587
Constellation Brands, Inc.,
8.375%, due 12/15/14	1,410,000	1,556,288
CPM Holdings, Inc.,
10.625%, due 09/01/14(1)	550,000	592,625
Cricket Communications, Inc.,
9.375%, due 11/01/14	1,660,000	1,718,100
10.000%, due 07/15/15	555,000	599,400
Crosstex Energy LP,
8.875%, due 02/15/18	1,860,000	1,948,350
CSC Holdings LLC,
8.625%, due 02/15/19	550,000	618,750
DAE Aviation Holdings, Inc.,
11.250%, due 08/01/15(1)	750,000	755,700
Delta Air Lines, Inc.,
12.250%, due 03/15/15(1)	1,430,000	1,580,150
Denbury Resources, Inc.,
8.250%, due 02/15/20	548,000	598,005
9.750%, due 03/01/16	1,425,000	1,599,562
Developers Diversified Realty Corp.,
9.625%, due 03/15/16	1,295,000	1,444,763
Diamond Resorts Corp.,
12.000%, due 08/15/18(1)	1,135,000	1,115,137
DISH DBS Corp.,
7.750%, due 05/31/15	1,255,000	1,338,144
7.875%, due 09/01/19	650,000	699,562
Dollar General Corp.,
11.875%, due 07/15/17(4)	1,335,000	1,561,950
Domtar Corp.,
7.875%, due 10/15/11	77,000	81,235
10.750%, due 06/01/17	537,000	668,565
DuPont Fabros Technology LP, REIT,
8.500%, due 12/15/17	1,635,000	1,753,537
Dycom Investments, Inc.,
8.125%, due 10/15/15	600,000	613,500
Dynegy Holdings, Inc.,
8.375%, due 05/01/16	525,000	409,500
E*Trade Financial Corp.,
12.500%, due 11/30/17(4)	1,227,000	1,398,780
Edgen Murray Corp.,
12.250%, due 01/15/15	835,000	603,288
Edison Mission Energy,
7.000%, due 05/15/17	2,275,000	1,643,688
El Paso Corp.,
7.750%, due 01/15/32	1,000,000	1,038,359
7.800%, due 08/01/31	4,065,000	4,218,937
8.250%, due 02/15/16	1,025,000	1,140,312
12.000%, due 12/12/13	510,000	623,475
Encore Acquisition Co.,
9.500%, due 05/01/16	430,000	479,987
Energy Future Intermediate Holding Co. LLC,
10.000%, due 12/01/20	1,192,000	1,182,959
Energy Transfer Equity LP,
7.500%, due 10/15/20	290,000	305,225
Entravision Communications Corp.,
8.750%, due 08/01/17(1)	700,000	714,000

Equinix, Inc.,
8.125%, due 03/01/18	1,075,000	1,147,562
Exopack Holding Corp.,
11.250%, due 02/01/14	790,000	807,775
Ferrellgas Partners-LP,
6.750%, due 05/01/14	820,000	834,350
8.625%, due 06/15/20	950,000	1,018,875
9.125%, due 10/01/17	1,000,000	1,083,750
FireKeepers Development Authority,
13.875%, due 05/01/15(1)	4,850,000	5,650,250
First Data Corp.,
9.875%, due 09/24/15	845,000	690,787
11.250%, due 03/31/16	525,000	378,000
Ford Motor Co.,
7.450%, due 07/16/31	2,165,000	2,257,013
Ford Motor Credit Co. LLC,
8.700%, due 10/01/14	1,660,000	1,862,311
12.000%, due 05/15/15	2,525,000	3,180,154
Forest Oil Corp.,
8.500%, due 02/15/14	560,000	611,800
Freedom Group, Inc.,
10.250%, due 08/01/15(1)	1,080,000	1,142,100
Freeport-McMoRan Copper & Gold, Inc.,
8.375%, due 04/01/17	905,000	1,010,206
Freescale Semiconductor, Inc.,
9.125%, due 12/15/14(4)	560,000	560,000
9.250%, due 04/15/18(1)	1,480,000	1,539,200
10.125%, due 12/15/16	615,000	559,650
10.125%, due 03/15/18(1)	500,000	532,500
10.750%, due 08/01/20(1)	310,000	310,775
Frontier Communications Corp.,
7.875%, due 04/15/15	1,115,000	1,204,200
8.250%, due 04/15/17	1,170,000	1,279,688
9.000%, due 08/15/31	5,045,000	5,379,231
FTI Consulting, Inc.,
6.750%, due 10/01/20(1)	675,000	680,063
Gannett Co., Inc.,
9.375%, due 11/15/17(1)	760,000	830,300
GenOn Escrow Corp.,
9.875%, due 10/15/20(1)	1,050,000	1,002,750
Gentiva Health Services, Inc.,
11.500%, due 09/01/18(1)	225,000	240,187
Genworth Financial, Inc.,
6.150%, due 11/15/66(2)	855,000	648,731
Geo Group, Inc.,
7.750%, due 10/15/17(1)	350,000	367,500
Geokinetics Holdings, Inc.,
9.750%, due 12/15/14(1)	805,000	704,375
Georgia Gulf Corp.,
9.000%, due 01/15/17(1)	125,000	130,938
Georgia-Pacific LLC,
8.250%, due 05/01/16(1)	1,225,000	1,361,281
8.875%, due 05/15/31	2,060,000	2,348,400
Glen Meadow Pass-Through Trust,
6.505%, due 02/12/67(1),(2)	1,800,000	1,426,500
Goodyear Tire & Rubber Co.,
10.500%, due 05/15/16	2,260,000	2,559,450
Graham Packaging Co. LP,
8.250%, due 10/01/18(1)	290,000	294,712
9.875%, due 10/15/14	3,265,000	3,387,438
Graphic Packaging International, Inc.,
7.875%, due 10/01/18	725,000	744,937
9.500%, due 06/15/17	215,000	228,975
Gulfmark Offshore, Inc.,
7.750%, due 07/15/14	900,000	903,375
GXS Worldwide, Inc.,
9.750%, due 06/15/15	700,000	697,375
Harland Clarke Holdings Corp.,
9.500%, due 05/15/15	1,800,000	1,705,500
Harrah’s Operating Co., Inc.,
10.000%, due 12/15/18	2,350,000	1,877,063
11.250%, due 06/01/17	4,615,000	5,053,425
Hartford Financial Services Group, Inc.,
8.125%, due 06/15/38(2)	2,655,000	2,681,550
HCA, Inc.,
9.125%, due 11/15/14	1,120,000	1,180,200
9.250%, due 11/15/16	1,955,000	2,116,288
9.625%, due 11/15/16(4)	2,148,014	2,330,595
Helix Energy Solutions Group, Inc.,
9.500%, due 01/15/16(1)	1,770,000	1,792,125
Hertz Corp.,
7.500%, due 10/15/18(1)	500,000	500,000
10.500%, due 01/01/16	2,015,000	2,140,937
Hexion US Finance Corp.,
9.750%, due 11/15/14	1,075,000	1,118,000

Hilcorp Finance Co.,
8.000%, due 02/15/20(1)	370,000	380,175
Host Hotels & Resorts LP,
9.000%, due 05/15/17	1,000,000	1,116,250
Huntsman International LLC,
5.500%, due 06/30/16	600,000	574,500
Icahn Enterprises LP,
8.000%, due 01/15/18	525,000	527,625
ILFC E-Capital Trust I,
5.900%, due 12/21/65(1),(2)	1,390,000	910,450
Inergy LP,
7.000%, due 10/01/18(1)	1,750,000	1,793,750
8.250%, due 03/01/16	1,545,000	1,622,250
8.750%, due 03/01/15	975,000	1,051,781
ING Capital Funding Trust III,
8.439%, due 12/31/10(2),(3)	985,000	945,600
Ingles Markets, Inc.,
8.875%, due 05/15/17	1,815,000	1,955,663
Insight Communications Co., Inc.,
9.375%, due 07/15/18(1)	200,000	212,500
Interactive Data Corp.,
10.250%, due 08/01/18(1)	115,000	122,475
Interface, Inc., Series B,
11.375%, due 11/01/13	635,000	720,725
International Lease Finance Corp.,
7.125%, due 09/01/18(1)	1,300,000	1,400,750
8.625%, due 09/15/15(1)	2,140,000	2,289,800
8.750%, due 03/15/17(1)	1,330,000	1,426,425
Invista,
9.250%, due 05/01/12(1)	722,000	731,025
Iron Mountain, Inc.,
8.375%, due 08/15/21	2,140,000	2,313,875
Jabil Circuit, Inc.,
8.250%, due 03/15/18	1,095,000	1,223,662
Jacobs Entertainment, Inc.,
9.750%, due 06/15/14	1,825,000	1,669,875
JC Penney Corp., Inc.,
7.125%, due 11/15/23	600,000	627,000
K Hovnanian Enterprises, Inc.,
10.625%, due 10/15/16	615,000	615,769
KB Home,
5.750%, due 02/01/14	155,000	149,769
5.875%, due 01/15/15	320,000	302,400
6.250%, due 06/15/15	920,000	878,600
KEMET Corp.,
10.500%, due 05/01/18(1)	375,000	392,344
Key Energy Services, Inc.,
8.375%, due 12/01/14	1,450,000	1,529,750
Land O’Lakes Capital Trust I,
7.450%, due 03/15/28(1)	1,500,000	1,346,250
Landry’s Restaurants, Inc.,
11.625%, due 12/01/15	465,000	490,575
Level 3 Financing, Inc.,
9.250%, due 11/01/14	500,000	470,000
10.000%, due 02/01/18	425,000	382,500
Levi Strauss & Co.,
7.625%, due 05/15/20	900,000	933,750
Libbey Glass, Inc.,
10.000%, due 02/15/15(1)	275,000	295,625
Liberty Mutual Group, Inc.,
7.800%, due 03/15/37(1)	890,000	841,050
10.750%, due 06/15/58(1),(2)	1,400,000	1,652,000
Limited Brands, Inc.,
7.600%, due 07/15/37	425,000	416,500
8.500%, due 06/15/19	725,000	842,813
Lincoln National Corp.,
7.000%, due 05/17/66(2)	3,190,000	2,998,600
Linn Energy LLC,
7.750%, due 02/01/21(1)	1,470,000	1,482,862
11.750%, due 05/15/17	680,000	780,300
Lyondell Chemical Co.,
8.000%, due 11/01/17(1)	1,175,000	1,283,688
11.000%, due 05/01/18	1,000,000	1,106,250

Macy’s Retail Holdings, Inc.,
5.900%, due 12/01/16	2,180,000	2,321,700
Mantech International Corp.,
7.250%, due 04/15/18	150,000	155,625
Marina District Finance Co., Inc.,
9.500%, due 10/15/15(1)	90,000	87,300
Marquette Transportation Finance Corp.,
10.875%, due 01/15/17(1)	450,000	459,000
Massey Energy Co.,
6.875%, due 12/15/13	750,000	768,750
McClatchy Co.,
11.500%, due 02/15/17	1,215,000	1,292,456
McJunkin Red Man Corp.,
9.500%, due 12/15/16(1)	3,980,000	3,502,400
Media General, Inc.,
11.750%, due 02/15/17	600,000	649,500
Mediacom LLC,
9.125%, due 08/15/19	275,000	284,625
Meritage Homes Corp.,
6.250%, due 03/15/15	275,000	270,188
MGM Resorts International,
9.000%, due 03/15/20(1)	515,000	542,037
10.375%, due 05/15/14	560,000	623,000
11.125%, due 11/15/17	2,510,000	2,858,263
13.000%, due 11/15/13	1,981,000	2,327,675
Michael Foods, Inc.,
9.750%, due 07/15/18(1)	845,000	904,150
Michaels Stores, Inc.,
11.375%, due 11/01/16	1,000,000	1,086,250
Midwest Gaming Borrower LLC,
11.625%, due 04/15/16(1)	500,000	508,750
Mirant Americas Generation LLC,
9.125%, due 05/01/31	1,278,000	1,210,905
Mobile Mini, Inc.,
9.750%, due 08/01/14	550,000	574,750
Momentive Performance Materials, Inc.,
9.750%, due 12/01/14	270,000	276,750
12.500%, due 06/15/14	300,000	339,000
Multiplan, Inc.,
9.875%, due 09/01/18(1)	350,000	365,750
Murray Energy Corp.,
10.250%, due 10/15/15(1)	1,105,000	1,146,437
Mylan, Inc.,
7.625%, due 07/15/17(1)	550,000	585,063
7.875%, due 07/15/20(1)	550,000	589,188
Navios Maritime Holdings, Inc.,
8.875%, due 11/01/17(1)	650,000	685,750
Navistar International Corp.,
8.250%, due 11/01/21	550,000	587,125
NB Capital Trust II,
7.830%, due 12/15/26	380,000	389,994
Neiman Marcus Group, Inc.,
9.000%, due 10/15/15(4)	348,011	361,496
10.375%, due 10/15/15	375,000	393,750
Nexstar Broadcasting, Inc.,
7.000%, due 01/15/14(1),(4)	185	178
8.875%, due 04/15/17(1)	505,000	526,463
Nextel Communications, Inc.,
6.875%, due 10/31/13	590,000	593,688
7.375%, due 08/01/15	2,220,000	2,231,100
Nielsen Finance LLC,
7.750%, due 10/15/18(1)	200,000	198,534
11.625%, due 02/01/14	450,000	510,750
12.500%, due 08/01/16(7)	820,000	821,025
North American Energy Alliance LLC,
10.875%, due 06/01/16(1)	815,000	890,388
NRG Energy, Inc.,
7.250%, due 02/01/14	450,000	461,813
7.375%, due 02/01/16	1,685,000	1,733,444
8.500%, due 06/15/19	235,000	247,631
Owens-Brockway Glass Container, Inc.,
7.375%, due 05/15/16	465,000	500,456
PAETEC Holding Corp.,
8.875%, due 06/30/17	750,000	783,750

Patriot Coal Corp.,
8.250%, due 04/30/18	525,000	525,000
Peabody Energy Corp.,
6.500%, due 09/15/20	225,000	242,156
Peninsula Gaming LLC,
8.375%, due 08/15/15	350,000	364,000
Petrohawk Energy Corp.,
7.875%, due 06/01/15	1,500,000	1,571,250
10.500%, due 08/01/14	1,720,000	1,947,900
Pinafore LLC,
9.000%, due 10/01/18(1)	385,000	404,250
Pinnacle Foods Finance LLC,
10.625%, due 04/01/17	1,085,000	1,154,169
Plains Exploration & Production Co.,
7.625%, due 06/01/18	528,000	554,400
10.000%, due 03/01/16	1,520,000	1,732,800
PLY Gem Industries, Inc.,
11.750%, due 06/15/13	2,475,000	2,648,250
Pokagon Gaming Authority,
10.375%, due 06/15/14(1)	1,606,000	1,676,263
Pride International, Inc.,
6.875%, due 08/15/20	125,000	136,094
Prospect Medical Holdings, Inc.,
12.750%, due 07/15/14	865,000	938,525
QEP Resources, Inc.,
6.875%, due 03/01/21	450,000	487,125
Quicksilver Resources, Inc.,
11.750%, due 01/01/16	525,000	615,563
Quiksilver, Inc.,
6.875%, due 04/15/15	540,000	511,650
QVC, Inc.,
7.375%, due 10/15/20(1)	300,000	310,500
Qwest Capital Funding, Inc.,
7.750%, due 02/15/31	750,000	757,500
Qwest Communications International, Inc.,
7.125%, due 04/01/18(1)	25,000	26,250
Qwest Corp.,
8.375%, due 05/01/16	1,000,000	1,182,500
Radiation Therapy Services, Inc.,
9.875%, due 04/15/17(1)	500,000	493,750
RBS Global, Inc.,
8.500%, due 05/01/18	600,000	609,750
Realogy Corp.,
10.500%, due 04/15/14	1,210,000	1,028,500
Regal Entertainment Group,
9.125%, due 08/15/18	235,000	246,456
Residential Capital LLC,
9.625%, due 05/15/15	525,000	528,938
Reynolds Group Issuer, Inc.,
7.750%, due 10/15/16(1)	1,330,000	1,353,275
8.500%, due 05/15/18(1)	500,000	488,750
Rite Aid Corp.,
9.500%, due 06/15/17	750,000	630,000
10.375%, due 07/15/16	1,075,000	1,119,344
Royal Caribbean Cruises Ltd.,
7.500%, due 10/15/27	1,055,000	991,700
RRI Energy, Inc.,
6.750%, due 12/15/14	652,000	666,670
Ryerson, Inc.,
12.000%, due 11/01/15	1,895,000	1,951,850
Ryland Group, Inc.,
6.625%, due 05/01/20	1,100,000	1,064,250
Salem Communications Corp.,
9.625%, due 12/15/16	489,000	519,563
Sally Holdings LLC,
10.500%, due 11/15/16	495,000	542,025
SandRidge Energy, Inc.,
8.750%, due 01/15/20(1)	750,000	742,500
9.875%, due 05/15/16(1)	890,000	918,925
Sanmina-SCI Corp.,
8.125%, due 03/01/16	2,605,000	2,670,125
SBA Telecommunications, Inc.,
8.250%, due 08/15/19	950,000	1,045,000
Scientific Games Corp.,
8.125%, due 09/15/18(1)	225,000	229,500
Sealy Mattress Co.,
10.875%, due 04/15/16(1)	486,000	550,395
Severstal Columbus LLC,
10.250%, due 02/15/18(1)	450,000	472,500

Shingle Springs Tribal Gaming Authority,
9.375%, due 06/15/15(1)	2,285,000	1,702,325
Sinclair Television Group, Inc.,
9.250%, due 11/01/17(1)	585,000	627,413
Sitel LLC,
11.500%, due 04/01/18(1)	675,000	540,000
Smithfield Foods, Inc.,
10.000%, due 07/15/14(1)	1,175,000	1,351,250
Spirit Aerosystems, Inc.,
7.500%, due 10/01/17	550,000	567,875
Sprint Capital Corp.,
8.750%, due 03/15/32	3,370,000	3,538,500
Sprint Nextel Corp.,
8.375%, due 08/15/17	1,570,000	1,703,450
SPX Corp.,
7.625%, due 12/15/14	1,470,000	1,602,300
SquareTwo Financial Corp.,
11.625%, due 04/01/17(1)	1,525,000	1,357,250
Standard Pacific Corp.,
9.250%, due 04/15/12	545,000	550,450
10.750%, due 09/15/16	450,000	490,500
SunGard Data Systems, Inc.,
10.250%, due 08/15/15	5,340,000	5,620,350
10.625%, due 05/15/15	395,000	440,425
SUPERVALU, Inc.,
8.000%, due 05/01/16	1,765,000	1,778,237
Susser Holdings LLC,
8.500%, due 05/15/16	250,000	260,000
Swift Energy Co.,
8.875%, due 01/15/20	525,000	546,656
Tenet Healthcare Corp.,
8.000%, due 08/01/20(1)	225,000	224,438
Tenneco, Inc.,
7.750%, due 08/15/18(1)	225,000	230,625
Terremark Worldwide, Inc.,
12.000%, due 06/15/17	855,000	976,838
Tesoro Corp.,
9.750%, due 06/01/19	1,700,000	1,870,000
Texas Competitive Electric Holdings Co. LLC, Series A,
10.250%, due 11/01/15	1,625,000	1,064,375
Toll Brothers Finance Corp.,
8.910%, due 10/15/17	470,000	547,063
Toys R Us Property Co. LLC,
8.500%, due 12/01/17(1)	3,190,000	3,373,425
TransDigm, Inc.,
7.750%, due 07/15/14	305,000	308,431
Trimas Corp.,
9.750%, due 12/15/17(1)	100,000	107,500
Triumph Group, Inc.,
8.000%, due 11/15/17	225,000	230,625
Tropicana Entertainment LLC,
9.625%, due 12/15/14(8)	1,250,000	2,625
TRW Automotive, Inc.,
7.000%, due 03/15/14(1)	610,000	643,550
Tube City IMS Corp.,
9.750%, due 02/01/15	1,035,000	1,055,700
Tunica-Biloxi Gaming Authority,
9.000%, due 11/15/15(1)	1,450,000	1,310,437
Tyson Foods, Inc.,
10.500%, due 03/01/14	765,000	920,869
Umbrella Acquisition, Inc.,
9.750%, due 03/15/15(1),(4)	2,431,385	2,328,051
Unisys Corp.,
12.750%, due 10/15/14(1)	1,175,000	1,398,250
United Rentals North America, Inc.,
7.750%, due 11/15/13	2,390,000	2,419,875
United States Steel Corp.,
7.375%, due 04/01/20	600,000	625,500
Universal Hospital Services, Inc.,
8.500%, due 06/01/15(4)	125,000	125,781
Univision Communications, Inc.,
12.000%, due 07/01/14(1)	575,000	628,906
US Oncology, Inc.,
9.125%, due 08/15/17	1,595,000	1,690,700
USG Corp.,
9.750%, due 08/01/14(1)	350,000	364,875
Vanguard Health Holding Co. II LLC,
8.000%, due 02/01/18	1,325,000	1,344,875

Verso Paper Holdings LLC, Series B,
11.375%, due 08/01/16	1,210,000	1,087,487
Verso Paper Holdings LLC,
11.500%, due 07/01/14	950,000	1,040,250
Viskase Cos., Inc.,
9.875%, due 01/15/18(1)	825,000	841,500
West Corp.,
8.625%, due 10/01/18(1)	60,000	61,200
11.000%, due 10/15/16	1,450,000	1,540,625
Weyerhaeuser Co.,
7.375%, due 03/15/32	730,000	743,437
Whiting Petroleum Corp.,
6.500%, due 10/01/18	800,000	818,000
Windstream Corp.,
8.625%, due 08/01/16	2,390,000	2,527,425
WMG Acquisition Corp.,
9.500%, due 06/15/16	2,555,000	2,733,850
XL Group PLC,
6.500%, due 04/15/17(2),(3)	2,260,000	1,864,500
XM Satellite Radio, Inc.,
13.000%, due 08/01/13(1)	485,000	557,750
Yankee Acquisition Corp., Series B,
8.500%, due 02/15/15	395,000	407,837
9.750%, due 02/15/17	980,000	1,019,200
Yonkers Racing Corp.,
11.375%, due 07/15/16(1)	999,000	1,083,915
Zions Bancorp.,
5.500%, due 11/16/15	580,000	572,682

Total United States corporate bonds		381,894,627

Total corporate bonds
(cost $393,130,592)		421,193,957

Asset-backed security — 0.09%
United States — 0.09%
Ameriquest Mortgage Securities, Inc.,
Series 2005-R6, Class A2,
0.456%, due 08/25/35(2)
(cost $348,543)	448,382	428,494

Commercial mortgage-backed securities — 0.19%
United States — 0.19%
GE Capital Commercial Mortgage Corp.,
Series 2007-C1, Class AJ,
5.677%, due 12/10/49(2)	925,000	343,824
GS Mortgage Securities Corp. II,
Series 2007-GG10, Class C,
6.002%, due 08/10/45(2)	1,810,000	279,639
Wachovia Bank Commercial Mortgage Trust,
Series 2007-C33, Class AM,
6.102%, due 02/15/51(2)	300,000	255,509

Total commercial mortgage-backed securities
(cost $978,539)		878,972

Total bonds
(cost $394,457,674)		422,501,423

	Shares

Common stocks – 0.00%(9)
United States – 0.00%(9)
Pliant Corp.*(5),(6),(10)	5	0
Vertis Holdings, Inc.*(5),(6)	12,614	0
Xanadoo Co., Class A*(5)	23	11,500

Total common stocks
(cost $86,272)		11,500

Preferred stock — 0.00%(9)
United States – 0.00%(9)
CMP Susquehanna Radio Holdings
Corp., Series A*(1),(2),(5),(6),(10)
(cost $162)	13,993	140

	Number of
	warrants

Warrants – 0.00%(9)
CMP Susquehanna Radio
Holdings Corp., strike @ USD 0.01, expires 03/26/19*(5),(6)
(cost $162)	15,990	160

	Shares

Short-term investment — 6.31%
Investment company — 6.31%
UBS Cash Management Prime Relationship Fund(11)
(cost $28,689,545)	28,689,545	28,689,545

Total investments— 99.16%
(cost $423,233,815)		451,202,768
Cash and other assets, less liabilities— 0.84%		3,816,356

Net assets — 100.00%		$455,019,124

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:

Gross unrealized appreciation	$31,409,415
Gross unrealized depreciation	(3,440,462)

Net unrealized appreciation of investments	$27,968,953

*	Non-income producing security.
(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $115,562,911 or 25.40% of net assets.
(2)	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
(3)	Perpetual bond security. The maturity date reflects the next call date.
(4)	PIK - Payment-in kind security. Income may be paid in cash or additional notes, at the discretion of the issuer.
(5)	Security is illiquid. At September 30, 2010, the value of these securities amounted to $33,100 or 0.01% of net assets.
(6)	Security is being fair valued by a valuation committee under the direction of the Board of Trustees. At September 30, 2010, the value of these securities amounted to $21,600 or 0.01% of net assets.
(7)	Step bond — Coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2010. Maturity date disclosed is the ultimate maturity date.
(8)	Security is in default.
(9)	Amount represents less than 0.005%.
(10)	These securities, which represent 0.005% of net assets as of September 30, 2010, are considered restricted. (See restricted securities table below for more information.)

			Acquisition			09/30/10
			cost as a		09/30/10	Market value
	Acquisition	Acquisition	percentage of		Market	as a percentage
Restricted securities	dates	cost	net assets		value	of net assets

CMP Susquehanna Radio Holdings Corp., Series A,	03/31/09	$162	0.00	%(1)	$140	0.00	%(1)
Pliant Corp.,	10/02/00	0	0.00		0	0.00

		$162	0.00	%(1)	$140	0.00	%(1)

(1) Amount represents less than 0.005%.
(11)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Change in
					net unrealized		Income
				Net realized	appreciation/		earned from
		Purchases	Sales	gain during	(depreciation)		affiliate for
		during the	during the	the nine	during the		the nine
		nine months	nine months	months	nine months		months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/09	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10

UBS Cash Management Prime Relationship Fund	$1,656,649	$225,121,572	$198,088,676	$—	$—	$28,689,545	$11,921

GE	General Electric
GS	Goldman Sachs
REIT	Real Estate Investment Trust

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$421,172,657	$21,300	$421,193,957
Asset-backed security	—	428,494	—	428,494
Commercial mortgage-backed securities	—	878,972	—	878,972
Common stocks	11,500	—	0	11,500
Preferred stock	—	—	140	140
Warrants	—	—	160	160
Short-term investment	—	28,689,545	—	28,689,545

Total	$11,500	$451,169,668	$21,600	$451,202,768

At September 30, 2010, there were no transfers between Level 1 and Level 2.

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inuputs for the period:

	Measurements using unobservable inputs (Level 3)

	Corporate
	bonds	Common stock	Preferred stock	Warrants	Total

Assets
Beginning balance	$27,600	$0	$140	$160	$27,900

Total gains or losses (realized/unrealized) included in earnings	(6,300)	—	—	—	(6,300)
Purchases, sales, issuances, and settlements (net)	—	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—	—

Ending balance	$21,300	$0	$140	$160	$21,600

The amount of total gains or losses for the period
included in earnings attributable to the change in
unrealized gains or losses relating to investments still
held at 09/30/10	$57,610	$—	$—	$—	$57,610

UBS Opportunistic Emerging Markets Debt Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2010

Bonds
Corporate bonds
Chemicals	0.94%
Diversified financial services	4.46
Electric utilities	10.51
Real estate management & development	8.42

Total corporate bonds	24.33%
Non US-government obligations	53.13
Structured note	6.66

Total bonds	84.12%
Short-term investment	11.75

Total investments	95.87%
Cash and other assets, less liabilities	4.13

Net assets	100.00%

UBS Opportunistic Emerging Markets Debt Relationship Fund — Portfolio of Investments
September 30, 2010 (unaudited)

	Face
Security description	amount		Value

Bonds — 84.12%
Corporate bonds — 24.33%
China — 0.94%
Lumena Resources Corp.,
12.000%, due 10/27/14(1)		$250,000	$237,674

Indonesia — 6.02%
Majapahit Holding BV,
7.750%, due 10/17/16(2)		1,300,000	1,517,750

Malaysia — 8.42%
Johor Corp.,
1.000%, due 07/31/12(3)	MYR	5,600,000	2,122,449

Russia — 4.46%
RSHB Capital SA for OJSC Russian Agricultural Bank,
7.750%, due 05/29/18(2)		$1,000,000	1,125,000

United Arab Emirates — 4.49%
Abu Dhabi National Energy Co.,
6.500%, due 10/27/36(1)		950,000	976,125
6.500%, due 10/27/36(2)		150,000	154,125

Total United Arab Emirates corporate bonds			1,130,250

Total corporate bonds
(cost $4,889,906)			6,133,123

Non US-government obligations — 53.13%
Argentina — 3.80%
Republic of Argentina,
0.000%, due 12/15/35(4)		947,755	111,361
7.000%, due 03/28/11		500,000	503,750
8.280%, due 12/31/33(4)		319,393	258,229
8.750%, due 06/02/17		88,658	85,334

			958,674

Brazil — 19.12%
Notas do Tesouro Nacional, Series B,
6.000%, due 05/15/45(5)	BRL	3,000,000	3,518,091
Series F,
10.000%, due 01/01/21		2,400,000	1,302,000

			4,820,091

Greece — 1.23%
Hellenic Republic,
2.900%, due 07/25/25(5)	EUR	461,156	309,193

Hungary — 1.06%
Hungary Government Bond,
6.500%, due 06/24/19	HUF	55,000,000	266,566

Poland — 4.20%
Poland Government Bond,
5.750%, due 04/25/14	PLN	3,000,000	1,058,362

Russia — 4.54%
Federation of Russia,
5.000%, due 04/29/20(2)		$1,100,000	1,144,000

Turkey — 9.46%
Republic of Turkey,
10.000%, due 02/15/12(5)	TRY	3,081,165	2,385,078

Venezuela — 9.72%
Republic of Venezuela,
5.750%, due 02/26/16(2)		$300,000	207,000
8.250%, due 10/13/24(2)		1,900,000	1,216,000

9.250%, due 05/07/28(2)	750,000	496,875
9.375%, due 01/13/34	800,000	530,000

		2,449,875

Total Non US-government obligations
(cost $12,370,765)		13,391,839

Structured note — 6.66%
Sri Lanka — 6.66%
Sri Lanka Government Bond,
8.648%, due 03/11/11(6)
(cost $1,637,162)	1,700,000	1,678,087

Total bonds
(cost $18,897,833)		21,203,049

	Shares

Short-term investment — 11.75%
Investment company — 11.75%
UBS Cash Management Prime
Relationship Fund(7)
(cost $2,961,894)	2,961,894	2,961,894

Total investments — 95.87%
(cost $21,859,727)		24,164,943
Cash and other assets, less liabilities — 4.13%		1,041,638

Net assets — 100.00%		$25,206,581

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$2,638,012
Gross unrealized depreciation	(332,796)

Net unrealized appreciation of investments	$2,305,216

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $1,213,799 or 4.82% of net assets.
(2)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At September 30, 2010, the value of these securities amounted to $5,860,750 or 23.25%.
(3)	Security is illiquid. At September 30, 2010, the value of this security amounted to $2,122,449 or 8.42% of net assets.
(4)	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
(5)	Debt security whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the securities is fixed, while the principal value rises or falls based on changes in an index. Thus, if inflation occurs, the principal and interest payments on the securities are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the securities’ principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the securities generally pay lower interest rates than typical government securities from the issuers’ country. Only if inflation occurs will securities offer a higher real yield than a conventional security of the same maturity.
(6)	Rate shown reflects annualized yield at September 30, 2010 on zero coupon bond.
(7)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Change in
					net unrealized		Income
				Net realized	appreciation/		earned from
		Purchases	Sales	gain during	(depreciation)		affiliate for
		during the	during the	the nine	during the		the nine
		nine months	nine months	months	nine months		months
	Value	ended	ended	ended	ended	Value	ended
Security description	12/31/09	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10	09/30/10

UBS Cash Management Prime Relationship Fund	$3,260,751	$12,266,889	$12,565,746	$—	$—	$2,961,894	$3,028

Currency type abbreviations:
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
MYR	Malaysian Ringgit
PLN	Polish Zloty
TRY	Turkish Lira

Forward foreign currency contracts
UBS Opportunistic Emerging Markets Debt Relationship Fund had the following open forward foreign currency contracts as of September 30, 2010:

						Unrealized
		Contracts to			Maturity	appreciation/
Counterparty		deliver	In exchange	for	dates	(depreciation)

Credit Suisse First Boston	BRL	5,788,450	USD	3,234,063	12/07/10	$(140,463)
Credit Suisse First Boston	TRY	828,000	USD	534,400	12/07/10	(31,783)
Deutsche Bank AG	USD	885,042	MXN	11,365,000	12/07/10	11,567
Goldman Sachs International	BRL	250,000	USD	139,043	12/07/10	(6,701)
Goldman Sachs International	HUF	52,448,000	USD	230,520	12/07/10	(26,052)
Goldman Sachs International	KRW	484,034,200	USD	401,039	12/07/10	(22,271)
Goldman Sachs International	MYR	3,485,000	USD	1,102,116	12/08/10	(21,752)
Goldman Sachs International	MXN	21,615,000	USD	1,625,005	12/07/10	(80,249)
Goldman Sachs International	PLN	3,140,000	USD	983,524	12/07/10	(91,260)
Goldman Sachs International	USD	452,547	BRL	810,000	12/07/10	19,663
Goldman Sachs International	USD	797,727	MXN	10,250,000	12/07/10	10,917
Goldman Sachs International	USD	1,708,822	ZAR	12,850,000	12/07/10	115,439
HSBC Bank, N.A.	EUR	785,000	USD	1,026,394	12/01/10	(43,302)
JPMorgan Chase Bank	EUR	840,000	USD	1,062,650	12/01/10	(81,992)
JPMorgan Chase Bank	MYR	3,215,000	USD	1,019,017	12/08/10	(17,779)
JPMorgan Chase Bank	USD	1,723,342	INR	82,150,000	12/07/10	83,712
JPMorgan Chase Bank	USD	1,067,714	KRW	1,287,663,100	12/07/10	58,407
JPMorgan Chase Bank	USD	1,722,361	RON	5,850,000	12/07/10	129,445

Net unrealized depreciation on forward foreign currency contracts						$(134,454)

Currency type abbreviations:
BRL	Brazilian Real
EUR	Euro
HUF	Hungarian Forint
INR	India Rupee
KRW	Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RON	Romanian New Leu
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

Swap Agreements:
UBS Opportunistic Emerging Markets Debt Relationship Fund had outstanding interest rate swap agreements with the following terms as of September 30, 2010.

							Upfront
						Payments	payments
	Notional		Termination	Payments made		received by	(made)/		Unrealized
Counterparty	amount		dates	by the Fund(1)		the Fund(1)	received	Value	appreciation

Citibank, N.A.	MYR	9,300,000	11/23/14	2.9200	%(2)	3.7050%	$—	$24,796	$24,796
Deutsche Bank AG	INR	57,700,000	08/30/15	7.0500		6.4492 (3)	—	(3,512)	(3,512)

							$—	$21,284	$21,284

(1)	Payments made or received are based on the notional amount.
(2)	Rate based on 3 month Malaysia Interbank Lending Rate
(3)	Rate based on 6 month Mumbai Interbank Offered Rate

Currency type abbreviation:
MYR	Malaysian Ringgit
INR	Indian rupee

UBS Opportunistic Emerging Markets Debt Relationship Fund had outstanding credit default swap agreements with the following terms as of September 30, 2010.

Credit default swaps on sovereign issues – buy protection(1)

Upfront
				Payments	Payments	payments		Unrealized
			Termination	made by the	received by	(made)/		appreciation/
Counterparty	Notional amount		dates	Fund	the Fund	received	Value	(depreciation)

Deutsche Bank AG	USD	1,200,000	09/20/20	5.0000%(2)	—(3)	$(303,007)	$297,686	$(5,321)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Payments made are based on the notional amount.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Republic of Venezuela 9.25% bond, due 09/15/27.

Currency type abbreviation:
USD	Unites States Dollar

Credit default swaps on sovereign issues — sell protection(1)

Upfront
				Payments	Payments	payments
			Termination	made by the	received by	(made)/		Unrealized	Credit
Counterparty	Notional amount		dates	Fund	the Fund	received	Value	appreciation	spread(2)

Credit Suisse International	USD	2,200,000	03/20/11	—(3)	5.0000%(4)	$110,611	$1,432	$112,043	5.167%

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.
(2)	Credit spreads, where available, represented in absolute terms, utilized in determining the market value as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity.
(3)	Payment to the counterparty will be made upon the occurrence of bankruptcy and/or restructuring event with respect to the Argentinian Government 8.28% bond, due 12/31/33.
(4)	Payments received are based on the notional amount.

Currency type abbreviation:
USD	United States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate bonds	$—	$4,010,674	$2,122,449	$6,133,123
Non US-government obligations	—	13,391,839	—	13,391,839
Structured note	—	1,678,087	—	1,678,087
Short-term investment	—	2,961,894	—	2,961,894
Other financial instruments(1)	—	185,948	—	185,948

Total	$—	$22,228,442	$2,122,449	$24,350,891

(1)   Other financial instruments include swap agreements and forward foreign currency contracts.

Level 3 rollforward disclosure
The following is a rollforward of the Fund’s investments that were valued using unobservable inuputs for the period:

	Measurements using unobservable inputs (Level 3)

	Corporate
	bond	Total

Assets
Beginning balance	$1,913,551	$1,913,551

Total gains or losses (realized/unrealized) included in earnings	208,898	208,898
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Ending balance	$2,122,449	$2,122,449

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to investments still held at 09/30/10	$235,717	$235,717

UBS Cash Management Prime Relationship Fund — Portfolio of investments
June 30, 2010 (unaudited)

	Face
Security description	amount	Value

Short-term investments — 99.98%
Certificates of deposit — 13.48%
Bank of Montreal,
0.270%, due 11/15/10	$5,000,000	$5,000,000
Bank of Nova Scotia,
0.267%, due 11/17/10	3,000,000	2,999,979
Bank of Tokyo-Mitsubishi UFJ Ltd.,
0.320%, due 11/12/10	2,000,000	2,000,000
0.350%, due 12/16/10	3,500,000	3,497,453
0.500%, due 10/14/10	3,000,000	3,000,249
Credit Agricole CIB,
0.290%, due 10/13/10	4,000,000	4,000,000
0.320%, due 01/31/11	4,000,000	4,000,000
Deutsche Bank Financial LLC,
0.280%, due 01/18/11	4,000,000	4,000,000
Dexia Credit Local,
0.360%, due 10/07/10	10,000,000	10,000,000
Mizuho Corporate Bank,
0.250%, due 10/22/10	5,000,000	5,000,000
National Australia Bank,
0.317%, due 06/10/11	750,000	750,000
0.356%, due 11/29/10	4,000,000	4,000,000
0.400%, due 10/22/10	4,000,000	4,000,000
Natixis,
0.530%, due 11/05/10	6,000,000	6,000,000
Rabobank Nederland,
0.276%, due 11/29/10	3,000,000	3,000,000
Royal Bank of Canada,
0.430%, due 11/22/10	3,000,000	3,000,000
Royal Bank of Scotland PLC,
0.490%, due 11/01/10	3,500,000	3,500,000
Societe Generale/New York NY,
0.570%, due 10/08/10	3,000,000	3,000,140
State Street Bank and Trust Co.,
0.390%, due 10/07/10	5,000,000	5,000,000
Svenksa Handelsbanken, Inc.,
0.270%, due 11/24/10	5,000,000	5,000,037
Westpac Banking Corp.,
0.280%, due 10/12/10	2,500,000	2,500,000

Total certificates of deposit
(cost $83,247,858)		83,247,858

Commercial paper — 33.46%
Atlantic Asset Securitization LLC,
0.270%, due 12/10/10(1),(2)	4,000,000	3,997,900
Barclays US Funding Corp.,
0.150%, due 10/01/10(2)	15,000,000	15,000,000
Barton Capital LLC,
0.250%, due 10/13/10(1),(2)	5,000,000	4,999,583
0.250%, due 10/22/10(2)	7,000,000	6,998,979
BNP Paribas Finance, Inc.,
0.340%, due 01/24/11(2)	2,000,000	1,997,828
0.540%, due 02/04/11(2)	4,500,000	4,491,495
Chariot Funding LLC,
0.250%, due 10/18/10(1),(2)	11,000,000	10,998,701
Clipper Receivables Co. LLC,
0.280%, due 12/06/10(1),(2)	4,000,000	3,997,947
Danske Corp., Series A,
0.250%, due 10/04/10(1),(2)	7,000,000	6,999,854
Deutsche Bank Financial LLC,
0.160%, due 10/06/10(2)	7,000,000	6,999,844
0.260%, due 11/09/10(2)	5,000,000	4,998,592

Falcon Asset Securitization Co. LLC,
0.270%, due 12/02/10(1),(2)	4,000,000	3,998,140
0.290%, due 11/16/10(1),(2)	2,000,000	1,999,259
0.350%, due 10/19/10(1),(2)	4,000,000	3,999,300
General Electric Capital Corp.,
0.370%, due 10/13/10(2)	7,000,000	6,999,137
Grampian Funding LLC,
0.320%, due 12/09/10(1),(2)	5,000,000	4,996,933
0.541%, due 10/13/10(1),(2)	3,000,000	2,999,460
ING US Funding LLC,
0.300%, due 01/20/11(2)	3,000,000	2,997,225
0.340%, due 11/04/10(2)	5,000,000	4,998,395
0.562%, due 02/11/11(2)	3,000,000	2,993,793
International Bank for Reconstruction & Development,
0.411%, due 11/01/10(2)	5,000,000	4,998,235
JPMorgan Chase & Co.,
0.275%, due 11/08/10(2)	5,000,000	4,998,549
Jupiter Securitization Co. LLC,
0.230%, due 10/13/10(1),(2)	9,000,000	8,999,310
Natixis,
0.230%, due 10/05/10(2)	6,000,000	5,999,847
0.531%, due 11/02/10(2)	4,000,000	3,998,115
Nestle Finance International Ltd.,
0.270%, due 10/07/10(2)	4,000,000	3,999,820
Novartis Finance Corp.,
0.250%, due 11/16/10(1),(2)	3,000,000	2,999,042
Old Line Funding LLC,
0.380%, due 10/14/10(1),(2)	3,000,000	2,999,588
0.420%, due 10/07/10(1),(2)	5,000,000	4,999,650
Procter & Gamble Co.,
0.250%, due 10/18/10(1),(2)	5,000,000	4,999,410
0.250%, due 11/09/10(1),(2)	5,000,000	4,998,646
Royal Bank of Scotland PLC,
0.300%, due 10/08/10(2)	3,000,000	2,999,825
Salisbury Receivables Co. LLC,
0.250%, due 10/01/10(1),(2)	3,000,000	3,000,000
Sheffield Receivables Corp.,
0.270%, due 12/06/10(1),(2)	4,000,000	3,998,020
0.360%, due 10/20/10(1),(2)	4,000,000	3,999,240
Societe Generale North America, Inc.,
0.140%, due 10/01/10(2)	8,000,000	8,000,000
0.300%, due 10/15/10(2)	2,000,000	1,999,767
0.330%, due 01/10/11(2)	3,500,000	3,496,759
Thunder Bay Funding LLC,
0.270%, due 12/09/10(1),(2)	6,000,000	5,996,895
0.380%, due 10/15/10(1),(2)	3,000,000	2,999,557
Toyota Motor Credit Corp.,
0.300%, due 11/17/10(2)	4,000,000	3,998,433
Westpac Securities NZ Ltd.,
0.338%, due 01/21/11(1),(2)	750,000	750,000

0.370%, due 02/07/11(1),(2)	4,000,000	4,000,000

Total commercial paper
(cost $206,691,073)		206,691,073

US master note — 2.10%
Bank of America Securities LLC,
0.350%, due 12/01/24(3)
(cost $13,000,000)	13,000,000	13,000,000

Short-term corporate obligation — 0.16%
Commonwealth Bank of Australia,
0.508%, due 11/22/10(3),(4)
(cost $1,000,000)	1,000,000	1,000,000

Mortgage & agency debt securities — 15.72%
Federal Home Loan Banks,
0.250%, due 01/14/11(2)	10,000,000	9,992,708
0.270%, due 09/30/11	6,000,000	6,000,000
0.500%, due 10/15/10	2,675,000	2,674,994
0.502%, due 05/17/11(2)	4,000,000	3,987,333
0.580%, due 05/27/11	4,000,000	4,000,000
Federal Home Loan Mortgage Corp.,(5)
0.130%, due 10/26/10(2)	15,000,000	14,998,646
0.170%, due 11/16/10(2)	10,000,000	9,997,828
0.175%, due 10/25/10(2)	5,850,000	5,849,317
0.210%, due 02/08/11(2)	7,000,000	6,994,692
0.220%, due 03/28/11(2)	5,000,000	4,994,561
0.331%, due 12/07/10	5,000,000	4,996,929
Federal National Mortgage Association,(5)
0.190%, due 01/12/11(2)	6,000,000	5,996,738
0.250%, due 10/01/10	10,000,000	10,000,000
0.412%, due 07/06/11(2)	5,000,000	4,984,170
2.875%, due 10/12/10	1,650,000	1,651,174

Total mortgage & agency debt securities
(cost $97,119,090)		97,119,090

US government obligations — 2.20%
US Treasury Bill,
0.424%, due 12/16/10	5,000,000	4,995,540
US Treasury Notes,
1.250%, due 11/30/10	5,000,000	5,007,812
4.875%, due 04/30/11	3,500,000	3,592,877

Total US government obligations
(cost $13,596,229)		13,596,229

Repurchase agreements — 32.86%
Repurchase agreement dated 09/30/10
with Deutsche Bank, 0.240%, due
10/01/10 collateralized by
$104,469,000, various Government
Agencies, 1.300% to 2.000%, due
05/25/12 to 07/22/14; (value -
$105,060,436); proceeds:
$103,000,687	103,000,000	103,000,000

Repurchase agreements — 32.86%
Repurchase agreement dated 09/30/10
with Barclay’s Capital Inc., 0.200%,
due 10/01/10 collateralized by
$85,222,000, various Government
Agencies, 0.000% to 6.640%, due
10/06/10 to 04/20/15; (value -
$102,001,156); proceeds:
$100,000,556	100,000,000	100,000,000

Total repurchase agreements
(cost $203,000,000)		203,000,000

Total investments — 99.98%
(cost $617,654,250)(6)		617,654,250
Cash and other assets, less liabilities—0.02%		104,200

Net assets — 100.00%		$617,758,450

Notes to portfolio of investments

(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. These securities are considered liquid, unless otherwise noted, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $103,726,435, or 16.79% of net assets.
(2)	Interest rates shown are the discount rate at date of purchase.
(3)	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2010, the value of these securities amounted to $1,000,000 or 0.16% of net assets.
(5)	On September 7, 2008, the Federal Housing Finance Agency placed the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
(6)	Aggregate cost for federal income tax purposes, which was the same for book purposes.

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

	Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Certificates of deposit	$—	$83,247,858	$—	$83,247,858
Commercial paper	—	206,691,073	—	206,691,073
US master note	—	13,000,000	—	13,000,000
Short-term corporate obligation	—	1,000,000	—	1,000,000
Mortgage & agency debt securities	—	97,119,090	—	97,119,090
US government obligations	—	13,596,229	—	13,596,229
Repurchase agreements	—	203,000,000	—	203,000,000

Total	$—	$617,654,250	$—	$617,654,250

UBS U. S. Treasury Inflation Protected Securities Relationship Fund

Industry diversification (unaudited)
As a percentage of net assets as of September 30, 2010

Bonds
Asset-backed security	0.44%
US government obligations	99.25

Total bonds	99.69%
Short-term investment	0.35

Total investments	100.04%
Liabilities, in excess of cash and other assets	(0.04)

Net assets	100.00%

UBS U. S. Treasury Inflation Protected Securities Relationship Fund — Portfolio of investments
September 30, 2010 (unaudited)

	Face
Security description	amount	Value

Bonds — 99.69%
Asset-backed security — 0.44%
United States — 0.44%
Bank of America Corp.,
Series 2008-A1, Class A1,
0.837%, due 04/15/13(1)	$70,000	$70,038
US government obligations — 99.25%
US Treasury Inflation Indexed Bonds (TIPS),
2.000%, due 01/15/26	1,175,000	1,419,203
2.125%, due 02/15/40	425,000	479,017
2.375%, due 01/15/25	550,000	731,487
2.500%, due 01/15/29	1,600,000	1,916,606
3.375%, due 04/15/32	185,000	306,857
US Treasury Inflation Indexed Notes (TIPS),
0.500%, due 04/15/15	1,000,000	1,033,183
1.250%, due 04/15/14	1,000,000	1,052,109
1.250%, due 07/15/20	500,000	524,470
1.375%, due 07/15/18	1,000,000	1,081,455
1.375%, due 01/15/20	500,000	535,703
1.625%, due 01/15/15	450,000	549,070
1.875%, due 07/15/13	1,200,000	1,513,882
1.875%, due 07/15/19	1,000,000	1,131,760
2.000%, due 04/15/12	400,000	444,651
2.375%, due 01/15/17	300,000	365,567
2.500%, due 07/15/16	1,200,000	1,467,068
3.000%, due 07/15/12	850,000	1,094,413
Total US government obligations
(cost $14,617,794)		15,646,501

Total bonds
(cost $14,687,501)		15,716,539

	Shares

Short-term investment — 0.35%
Investment company — 0.35%
UBS Cash Management Prime
Relationship Fund(2)
(cost $54,458)	54,458	54,458

Total investments — 100.04%
(cost $14,741,959)		15,770,997
Liabilities, in excess of cash and other assets— (0.04%)		(5,709)

Net assets 100.00%		$15,765,288

Notes to portfolio of investments
Aggregate cost for federal income tax purposes was substantially the same as for book purposes; and net unrealized appreciation consisted of:
Gross unrealized appreciation	$1,029,038
Gross unrealized depreciation	—

Net unrealized appreciation of investments	$1,029,038

(1)	Floating rate security — The interest rates shown are the current rates as of September 30, 2010.
(2)	The table below details the Fund’s investments in funds advised by the same advisor as the Fund. The advisor does not earn a management fee from the affiliated UBS Relationship Funds.

Security description	Value 12/31/09	Purchases during the nine months ended 09/30/10	Sales during the nine months ended 09/30/10	Net realized gain during the nine months ended 09/30/10	Change in net unrealized appreciation/ (depreciation) during the nine months ended 09/30/10	Value 09/30/10	Income earned from affiliate for the nine months ended 09/30/10

UBS Cash Management Prime Relationship Fund	$331,720	$9,584,511	$9,861,773	$—	$—	$54,458	$621

TIPS	Treasury inflation protected securities (“TIPS”) are debt securities issued by the US Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical US Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury security of the same maturity.

Futures contracts

UBS U.S. Treasury Inflation Protected Securities Relationship Fund had the following open futures contracts as of September 30, 2010:

	Expiration	Cost/		Unrealized
	date	(proceeds)	Value	appreciation

US Treasury futures buy contracts:
US Ultra Bond Futures, 2 contracts (USD)	December 2010	$281,347	$282,563	$1,216

Currency type abbreviation:
USD	United States Dollar

Swap agreements
UBS U.S. Treasury Inflation Protected Securities Relationship Fund had an oustanding interest rate swap agreement with the following terms as of September 30, 2010:

Upfront
				Payments	Payments	payments
	Notional		Termination	made by the	received by	(made)/		Unrealized
Counterparty	amount		date	Fund	the Fund	received	Value	depreciation

Deutsche Bank AG	USD	220,000	02/15/36	4.5450%(1)	0.3763%(2)	$—	$(50,770)	$(50,770)

(1)	Payments made or received are based on the notional amount.
(2)	Rate based on 3 month LIBOR (USD BBA).
BBA	British Banking Association
LIBOR	London Interbank Offered Rate

Currency type abbreviation:
USD	Unites States Dollar

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments:

Measurements at 09/30/10

	Unadjusted quoted
	prices in active
	markets for	Other significant	Unobservable
	identical investments	observable inputs	inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Asset-backed security	$—	$70,038	$—	$70,038
US government obligations	$—	$15,646,501	$—	$15,646,501
Short-term investment	—	54,458	—	54,458
Other financial instruments(1)	1,216	(50,770)	—	(49,554)

Total	$1,216	$15,720,227	$—	$15,721,443

(1)	Other financial instruments include open futures contracts and swap agreements.

Valuation of investments: Each Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. The Funds normally obtain market values for their securities and other instruments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities or instruments. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities or instruments. Securities and other instruments also may be valued based on appraisals derived from information concerning the security or instrument or similar securities or instruments received from recognized dealers in those holdings. Securities and instruments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Securities and instruments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities or instruments are traded on more than one exchange, the securities or instruments are valued on the exchange designated as the primary market by UBS Global Asset Management (Americas) Inc. (“UBS Global AM” or the “Advisor”), the investment advisor of the Funds. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry. If a market value is not readily available from an independent pricing source for a particular security or instrument, that security or instrument is valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s or instrument’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the securities or instruments; and the evaluation of forces which influence the market in which the securities or instruments are purchased and sold.

Certain securities in which the Funds invest are traded in markets that close before 4:00 p.m. Eastern Time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m. Eastern Time will not be reflected in the Fund’s net asset value. However, if any of the Funds determine that such developments are so significant that they will materially affect the value of the Fund’s securities, the Fund may adjust the previous closing prices to reflect what the Board believes to be the fair value of these securities as of 4:00 p.m. Eastern Time.

Certain Funds may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at a “fair value,” that value is likely to be different from the last quoted market price for the security.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board determines that this does not represent fair value. Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Funds’ adoption of the practical expedient within ASC Topic 820 that is effective for interim periods ending after December 15, 2009, investments in non-registered investment companies are also valued at the daily net asset value. All investments quoted in foreign currencies are valued daily in US dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined by the Funds’ custodian.

Futures contracts are generally valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using forward exchange rates quoted by independent pricing services.

Swaps are marked-to-market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized gain or loss on the Statement of assets and liabilities. In the event that market quotations are not readily available or deemed unreliable, the swap is valued at fair value as determined in good faith by or under the direction of the Board.

 GAAP requires disclosure regarding the various inputs that are used in determining the value of the Funds’ investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risk.

Level 3—Unobservable inputs inclusive of the Funds’ own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Portfolio of investments.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU No. 2010-06”). ASU No. 2010-06 requires reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which are effective for annual and interim periods beginning after December 15, 2010.

For more information regarding the Funds' other significant accounting policies, please refer to the Funds' semi-annual report to shareholders dated June 30, 2010.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

UBS Relationship Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 29, 2010

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Principal Accounting Officer

Date:	November 29, 2010